UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

________

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Michael Carbone.

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2022 SEMI-ANNUAL REPORT

MARCH 31, 2022

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
130	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
134	Statements of Operations/Consolidated Statement of Operations
138	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
142	Consolidated Statement of Cash Flows
144	Financial Highlights/Consolidated Financial Highlights
147	Notes to Financial Statements/Consolidated Notes to Financial Statements
162	Board Approval of Sub-Advisory Agreement
164	Disclosure of Fund Expenses

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [53.1%]
U.S. Cash Management Bills
0.524%, 06/14/22(A) (B)	$250,000	$249,731
0.466%, 06/21/22(A) (B)	350,000	349,634
U.S. Treasury Bills
0.095%, 04/07/22(A) (B)	120,000	119,998
0.120%, 04/14/22(A) (B)	100,000	99,996
0.250%, 04/19/22(A) (B)	100,000	99,987
0.165%, 04/26/22(A) (B)	150,000	149,983
0.188%, 04/28/22(A) (B)	100,000	99,986
0.195%, 05/05/22(A) (B)	250,000	249,954
0.291%, 05/17/22(A) (B)	150,000	149,944
0.297%, 05/31/22(A) (B)	200,000	199,901
0.286%, 06/02/22(A) (B)	100,000	99,951
0.444%, 06/16/22(A) (B)	150,000	149,860
U.S. Treasury Bill - WI Post Auction
0.215%, 07/07/22(A) (B)	200,000	199,884
U.S. Treasury Bill - When Issued
0.381%, 06/07/22(A) (B)	100,000	99,929
U.S. Treasury Notes
1.875%, 04/30/22	100,000	100,145
1.750%, 05/15/22	50,000	50,087
0.720%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23(C)	150,000	150,030
0.705%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23(C)	50,000	50,002

Total U.S. Treasury Obligations
(Cost $2,669,002)		2,669,002

U.S. Government Agency Obligations [26.3%]
FFCB
0.360%, US Federal Funds Effective Rate + 0.030%, 03/09/23(C)	50,000	50,000
0.340%, U.S. SOFR + 0.040%, 08/17/23(C)	50,000	50,000
FHLB
0.050%, 04/29/22	125,000	124,981

Description	Face Amount (000)/Shares	Value (000)
0.360%, U.S. SOFR + 0.060%, 12/15/22(C)	$50,000	$50,000
FHLB DN
0.000%, 05/06/22(A)	225,000	224,954
0.000%, 05/18/22(A)	100,000	99,961
0.000%, 05/25/22(A)	121,000	120,927
0.000%, 06/06/22(A)	175,000	174,878
0.000%, 06/15/22(A)	150,000	149,851
0.000%, 06/28/22(A)	100,000	99,873
FHLMC
0.370%, U.S. SOFR + 0.070%, 08/12/22(C)	50,000	50,000
FNMA
0.690%, U.S. SOFR + 0.390%, 04/15/22(C)	50,000	50,000
0.540%, U.S. SOFR + 0.240%, 05/05/22(C)	25,000	25,000
0.500%, U.S. SOFR + 0.200%, 05/09/22(C)	50,000	50,000

Total U.S. Government Agency Obligations
(Cost $1,320,425)		1,320,425

Municipal Bonds [1.0%]
California [0.2%]
California State, Multi-Family Housing Agency, RB
5.500%, 05/15/36(C)	8,900	8,900

New York [0.8%]
New York City, Housing Development, Ser A, RB
0.450%, 03/15/36(C)	22,800	22,800
New York State, Housing Finance Agency, Ser A, RB
0.450%, 05/15/41(C)	21,150	21,150

Total New York		43,950

Total Municipal Bonds
(Cost $52,850)		52,850

Short-Term Investment [11.0%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%**	551,258,813	551,259

Total Short-Term Investment
(Cost $551,259)		551,259

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreements [8.6%]
Barclays (D)
0.290%, dated 03/31/22, repurchased on 04/01/22, repurchase price $50,000,405 (collateralized by various U.S. Treasury obligations, par values ranging from $51,760,400, 2.500%, 05/15/46; with a total market value of $51,000,053)	$50,000	$50,000
Daiwa (D)
0.280%, dated 03/31/22, repurchased on 04/01/22, repurchase price $34,000,266 (collateralized by various U.S. Treasury obligations, par values ranging from $400 - $26,751,000, 0.000% - 4.500%, 11/15/22 - 03/01/52; with a total market value of $34,692,414)	34,000	34,000
Daiwa MBS (D)
0.290%, dated 03/31/22, repurchased on 04/01/22, repurchase price $200,001,633 (collateralized by various U.S. Treasury obligations, par values ranging from $1,200 - $42,752,800, 0.000% - 4.500%, 07/15/22 - 03/01/52; with a total market value of $205,540,885)	200,000	200,000
Goldman Sachs (D)
0.300%, dated 03/31/22, repurchased on 04/01/22, repurchase price $150,001,258 (collateralized by various U.S. Treasury obligations, par values ranging from $1,858,000 - $60,616,000, 0.500% - 1.500%, 09/15/22 - 04/30/27; with a total market value of $153,000,059)	150,000	150,000

Total Repurchase Agreements
(Cost $434,000)		434,000

Total Investments [100.0%]
(Cost $5,027,536)		$5,027,536

Percentages are based on net assets of $5,027,923 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(A)	Zero coupon security.

(B)	Interest rate represents the security’s effective yield at the time of purchase.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

The following is a list of the inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,669,002	$—	$2,669,002
U.S. Government Agency Obligations	—	1,320,425	—	1,320,425
Municipal Bonds	—	52,850	—	52,850
Short-Term Investment	551,259	—	—	551,259
Repurchase Agreements	—	434,000	—	434,000
Total Investments in Securities	$551,259	$4,476,277	$—	$5,027,536

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [44.0%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$354
2.750%, 08/31/23	1,255	1,267
2.750%, 08/31/25	600	605
2.625%, 12/31/25	1,000	1,005
2.375%, 04/30/26	330	328
1.875%, 08/31/24	2,805	2,768
1.750%, 07/31/24	800	788
1.125%, 10/31/26	1,000	942
0.625%, 10/15/24	1,000	955
0.625%, 07/31/26	1,000	924

Total U.S. Treasury Obligations
(Cost $10,256)		9,936

U.S. Government Agency Obligations [39.4%]
FFCB
0.200%, 10/02/23	1,250	1,217
FHLB
3.375%, 09/08/23	1,585	1,614
FNMA
2.625%, 09/06/24	1,400	1,409
2.500%, 02/05/24	1,445	1,453
2.125%, 04/24/26	955	942
1.625%, 01/07/25	1,280	1,251
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,008

Total U.S. Government Agency Obligations
(Cost $9,069)		8,894

U.S. Government Mortgage-Backed Obligations [10.9%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,026	1,003
FNMA, Pool AL5866
2.424%, 08/01/22(A)	795	794
FNMA, Pool AS4877
3.000%, 04/01/30	585	592

Description	Face Amount (000/Shares)	Value (000)
FNMA ARM, Pool 766620
2.154%, ICE LIBOR USD 12 Month + 1.677%, 03/01/34(A)	$28	$28
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
1.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35(A)	39	40
GNMA ARM, Pool G2 81447
1.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35(A)	10	11

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,508)		2,470

Municipal Bonds [5.5%]
Florida [3.4%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	810	769

Texas [2.1%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	475	468

Total Municipal Bonds
(Cost $1,316)		1,237

Short-Term Investment [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	13,645	14

Total Short-Term Investment
(Cost $14)		14

Total Investments [99.9%]
(Cost $23,163)		$22,551

Percentages are based on net assets of $22,573 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$9,936	$—	$9,936
U.S. Government Agency Obligations	—	8,894	—	8,894
U.S. Government Mortgage-Backed Obligations	—	2,470	—	2,470
Municipal Bonds	—	1,237	—	1,237
Short-Term Investment	14	—	—	14
Total Investments in Securities	$14	$22,537	$—	$22,551

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [87.2%]
Automotive [5.1%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,726
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,991

Total Automotive		5,717

Banks [7.3%]
BPCE
4.000%, 04/15/24	1,800	1,831
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,526
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,262
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,526

Total Banks		8,145

Broadcasting & Cable [2.3%]
Comcast
3.700%, 04/15/24	2,500	2,554

Chemicals [0.1%]
Dow Chemical
4.550%, 11/30/25	148	154

Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	$3,450	$3,528

Drugs [2.2%]
AbbVie
2.600%, 11/21/24	2,500	2,484

Electric Utilities [3.4%]
Duke Energy
3.150%, 08/15/27	1,575	1,560
Georgia Power
3.250%, 04/01/26	2,200	2,209

Total Electric Utilities		3,769

Enterprise Software/Serv [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,200

Financial Services [2.3%]
American Express
4.200%, 11/06/25	2,500	2,606

Food, Beverage & Tobacco [8.8%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,302
Coca-Cola
1.750%, 09/06/24	2,500	2,476
General Mills
2.600%, 10/12/22	2,450	2,456
PepsiCo
2.250%, 03/19/25	2,600	2,577

Total Food, Beverage & Tobacco		9,811

Industrials [1.3%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,504

Investment Bank/Broker-Dealer [1.9%]
Jefferies Group
4.850%, 01/15/27	2,000	2,092

Medical Products & Services [4.5%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,438
Gilead Sciences
3.700%, 04/01/24	2,500	2,544

Total Medical Products & Services		4,982

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical-HMO [2.7%]
UnitedHealth Group
2.875%, 03/15/23	$3,000	$3,027

Petroleum & Fuel Products [8.5%]
Energy Transfer
4.050%, 03/15/25	2,000	2,031
EOG Resources
2.625%, 03/15/23	2,520	2,527
Exxon Mobil
2.275%, 08/16/26	2,500	2,448
Shell International Finance BV
2.875%, 05/10/26	2,500	2,508

Total Petroleum & Fuel Products		9,514

Real Estate Investment Trusts [2.3%]
Prologis
3.250%, 10/01/26	2,500	2,517

Retail [2.0%]
AutoZone
3.125%, 04/21/26	2,250	2,217

Security Brokers & Dealers [20.9%]
Banco Santander
2.746%, 05/28/25	2,600	2,537
Bank of America, MTN
4.250%, 10/22/26	2,500	2,577
Barclays, MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	2,250	2,285
Citigroup
1.953%, ICE LIBOR USD 3 Month + 1.430%, 09/01/23(B)	3,000	3,010
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,548
JPMorgan Chase
3.300%, 04/01/26	3,000	3,027
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	2,978
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/24(B)	2,300	2,336
Sumitomo Mitsui Financial Group
1.402%, 09/17/26	2,250	2,055

Total Security Brokers & Dealers		23,353

Semi-Conductors [2.4%]
Applied Materials
3.900%, 10/01/25	$2,600	$2,679

Telephones & Telecommunications [4.0%]
AT&T
3.600%, 07/15/25	2,000	2,027
Verizon Communications
2.625%, 08/15/26	2,500	2,448

Total Telephones & Telecommunications		4,475

Total Corporate Bonds
(Cost $101,112)		97,328

Affiliated Registered Investment Company [3.0%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,358

Total Affiliated Registered Investment Company
(Cost $4,000)		3,358

U.S. Treasury Obligation [2.7%]
U.S. Treasury Note
0.726%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22(B)	3,000	3,003

Total U.S. Treasury Obligation
(Cost $3,003)		3,003

Asset-Backed Security [0.4%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	418	420

Total Asset-Backed Security
(Cost $418)		420

Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	217	8

Total Closed-End Fund
(Cost $9)		8

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [5.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	6,506,002	$6,506

Total Short-Term Investment
(Cost $6,506)		6,506

Total Investments [99.1%]
(Cost $115,048)		$110,623

Percentages are based on net assets of $111,649 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

*	Non-income producing security.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $3,766 (000), representing 3.4% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$97,328	$—	$97,328
Affiliated Registered Investment Company	3,358	—	—	3,358
U.S. Treasury Obligation	—	3,003	—	3,003
Asset-Backed Security	—	420	—	420
Closed-End Fund	8	—	—	8
Short-Term Investment	6,506	—	—	6,506
Total Investments in Securities	$9,872	$100,751	$—	$110,623

For the period ended March 31, 2022, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$3,660
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(302)
Ending balance as of March 31, 2022	$3,358
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2021	157,077
Purchases	—
Sales	—
Ending balance as of March 31, 2022	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.8%]
California [91.8%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	$320	$362
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	227
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	666
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	573
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	344
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	510	587
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	435	470
California State, GO
5.000%, 11/01/24	1,000	1,077
California State, GO
5.000%, 08/01/26	1,000	1,124
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	$1,000	$1,051
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	524
California State, GO
5.000%, 10/01/30	1,000	1,210
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	1,000	1,222
California State, GO
4.000%, 04/01/23	1,000	1,024
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	1,000	1,105
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	230	254
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	220	252
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	530	581
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	106
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	678
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
5.000%, 11/15/30	520	593
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	189
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,194

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	$200	$207
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	340
California State, Public Finance Authority, Ser C-, RB
Callable 04/05/22 @ 100
0.120%, 08/01/52(A)	1,000	1,000
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,016
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	497
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,652
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	247
California State, Public Works Board, Ser B, RB
5.000%, 10/01/27	650	742
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	563
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	903
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	377
California State, Statewide Communities Development Authority, RB
Callable 03/01/28 @ 100
5.000%, 03/01/29	505	577
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,065
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	$320	$356
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	981
Culver Redevelopment Agency Successor Agency, RB
5.000%, 11/01/24	370	398
Desert Community College District, GO
4.000%, 08/01/26	150	163
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	926
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	281
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,101
Irvine California, TA, BAM
4.000%, 09/02/31	710	791
Irvine, Improvement Board, Act 1915 Project, Ser B, SAB, U.S. BANK N.A.
Callable 05/01/22 @ 100
0.210%, 09/02/29(A)	900	900
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,012
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	558
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,123
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	508
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	557

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles County, Public Works Financing Authority, Ser F, RB
5.000%, 12/01/28	$200	$235
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	415	450
Los Angeles Department of Airports, Sub-Ser A, RB, AMT
Callable 05/15/32 @ 100
5.000%, 05/15/33	1,000	1,178
Los Angeles Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	100	121
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	717
Los Angeles, Department of Airports, Sub-Ser E-NON, RB
4.000%, 05/15/24	175	182
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	438
Los Angeles, Department of Water & Power Water System Revenue, Ser A-2-R, RB
Callable 05/02/22 @ 100
0.150%, 07/01/45(A)	1,000	1,000
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	604
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/24	110	117
Los Angeles, Department of Water & Power, Sub-Ser B-4-REMK, RB
Callable 05/02/22 @ 100
0.120%, 07/01/35(A)	1,000	1,000
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,198
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	$525	$578
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	500	573
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	360	374
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	350
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	698
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	649
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	541
Riverside County, Public Financing Authority, RB
Pre-Refunded @ 100
5.000%, 11/01/25(B)	145	160
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	510	531
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,049
Sacramento County, Water Financing Authority, RB
5.000%, 06/01/24	125	133
San Diego County, Regional Airport Authority, Sub-Ser B, RB, AMT
5.000%, 07/01/31	1,000	1,164
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	134

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	$355	$403
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	515
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	371
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,030	1,133
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	539
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	1,700	1,878
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	536
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,116
Sanger Unified School District, Ser A, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	125	140
Sanger Unified School District, Ser C, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	185	208
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,020	1,210
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	$1,000	$1,085
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	224
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	120	133
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	225
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	224
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	567
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	563
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	605	627
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	114
University of California, Ser AL-3-REMK, RB
Callable 04/05/22 @ 100
0.120%, 05/15/48(A)	900	900
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,050	1,198

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)	Value (000)
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	$1,035	$1,164

Total California		63,501

Georgia [0.5%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	356

Illinois [2.5%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	250	283
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	117
Illinois State, Ser C, GO
4.000%, 03/01/24	1,250	1,290

Total Illinois		1,690

Indiana [2.0%]
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/28	500	581
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/29	700	825

Total Indiana		1,406

Total Municipal Bonds
(Cost $68,614)		66,953

Description	Shares	Value (000)
Short-Term Investment [1.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	721,689	$722

Total Short-Term Investment
(Cost $722)		722

Total Investments [97.8%]
(Cost $69,336)		$67,675

Percentages are based on net assets of $69,200 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$66,953	$—	$66,953
Short-Term Investment	722	—	—	722
Total Investments in Securities	$722	$66,953	$—	$67,675

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.5%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,155
Black Belt Energy Gas District, Ser B, RB
Callable 09/01/26 @ 101
4.000%, 10/01/52(A)	8,000	8,335
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,960
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 7.750%, 10/1/23,10/01/46(B)	2,500	2,547
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	500	587
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	8,000	8,590

Total Alabama		35,174

Alaska [0.3%]
Northern Arkansas, Tobacco Securitization, Ser B-2-CLASS, RB
Callable 06/01/31 @ 31
0.000%, 06/01/66(C)	$44,125	$5,672

Arizona [0.9%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	279
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(D)	500	464
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(D)	650	603
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(D)	225	204
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(D)	625	645
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(D)	925	927
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/61	1,000	949
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	818
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,480

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	$600	$518
Maricopa County Industrial Development Authority, RB, AMT
Callable 01/01/26 @ 104
4.000%, 10/15/47(D)	1,500	1,481
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(D)	875	909
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(D)	3,300	3,423
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,588
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(D)	1,200	1,231
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(D)	2,015	2,101

Total Arizona		17,620

Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(D)	8,500	8,651

California [7.7%]
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,034
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/21/22 @ 21
0.000%, 06/01/46(C)	$10,000	$2,133
California Municipal Finance Authority, RB, AMT
4.000%, 07/15/29	1,190	1,212
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	5,000	5,409
California State, Community Housing Agency, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(D)	12,500	9,240
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(D)	4,500	4,527
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,575
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,263
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(D)	4,000	4,315
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	3,620	4,064
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(D)	2,370	2,254
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	282
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(D)	625	677

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	$1,005	$1,085
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(D)	875	944
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(D) (E)	5,000	3,000
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(D)	1,275	1,084
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,325
California State, Public Works Board, Various Capital Projects, Ser A, RB
5.000%, 04/01/37	1,000	1,000
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(D)	500	541
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(D)	70	80
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,184
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,056
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	606
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(D)	$500	$565
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,767
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(D)	2,000	2,245
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(D)	1,500	1,639
Central Basin, Municipal Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 08/01/28(F)	2,000	2,319
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	916
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/52(D)	2,270	2,243
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(D)	5,000	4,493
City & County of San Francisco California Special Tax District No. 2020-1, Ser C, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/51(D)	5,675	5,719
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(D)	5,795	4,424
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(D)	500	395

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(D)	$13,340	$11,050
CSCDA Community Improvement Authority, Ser A-SENIOR, RB
Callable 09/01/31 @ 100
3.000%, 09/01/56(D)	2,000	1,518
CSCDA Community Improvement Authority, Sub-Ser, RB
Callable 06/01/32 @ 100
4.000%, 12/01/59(D)	5,000	3,314
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/45	600	605
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/51	865	869
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,579
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,164
Golden State, Tobacco Securitization, RB
Callable 06/01/31 @ 100
3.115%, 06/01/38	10,000	9,119
Golden State, Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/22(F)	2,000	2,013
Golden State, Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
3.500%, 06/01/22(F)	6,045	6,070
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
0.000%, 06/01/66(C)	28,315	3,441
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	5,000	4,806
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/21/22 @ 40
0.000%, 06/01/36(C)	12,500	4,969
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	$1,000	$1,094
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	806
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,181
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,011

Total California		146,224

Colorado [9.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,009
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,052
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	744	757
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(D)	3,500	3,063
Base Village Metropolitan District No. 2, Ser A, GO
Callable 05/06/22 @ 103
5.750%, 12/01/46	3,055	3,149
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	989
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,015
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	540

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,720	$1,752
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	549
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	4,203
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(D)	1,100	1,140
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(D)	1,265	1,297
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,543
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	760
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,817
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,017
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,031
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	504
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	835	784
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	$2,000	$2,059
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,014
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(D)	1,930	1,991
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(D)	915	947
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(D)	2,655	2,656
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(D)	1,515	1,525
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/52	1,350	1,351
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	485
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/62	1,590	1,512
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,620	8,939

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	$2,670	$2,576
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	2,235	2,130
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	3,770	3,492
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,058
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49(E)	1,260	1,283
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,424
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(D)	1,835	1,928
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(D)	2,305	2,420
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,321
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,051
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	787
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,377
Denver, International Business Center, RB
4.000%, 12/01/48	$350	$352
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	499
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	769
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,843
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	627
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,127
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	495
Fitzsimons Village Metropolitan District No. 3, Ser A-1, GO
Callable 12/01/26 @ 103
4.250%, 12/01/55	4,830	4,076
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,233
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	3,224
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	751
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	573
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(D)	1,900	1,940

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(D)	$645	$667
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 5.000%, 12/1/26,12/01/51(B)	7,335	5,583
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	749
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,957
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,808
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(D)	1,150	1,155
Pronghorn Valley Metropolitan District, Ser A, GO
Callable 09/01/26 @ 103
4.000%, 12/01/51	1,150	999
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/41	4,000	3,607
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	9,250	7,864
Regional Transportation District, RB
4.000%, 07/15/39	525	556
Reunion Metropolitan District, Ser A, RB
Callable 06/01/26 @ 103
3.625%, 12/01/44	2,000	1,633
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,659
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	1,000	1,081
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	$550	$595
Southglenn, Metropolitan District, GO
Callable 05/06/22 @ 103
5.000%, 12/01/46	3,675	3,712
Southglenn, Metropolitan District, GO
Callable 05/06/22 @ 103
3.500%, 12/01/26	1,750	1,737
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	524
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,106
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,073
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.750%, 12/01/51	2,275	1,998
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.500%, 12/01/42	1,640	1,468
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,666
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	5,038
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,552	1,520
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,273
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	565

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	$100	$103
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	373
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,086
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	248
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	974
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,406
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,337
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,592
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,535
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	612
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	614
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,016
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	$1,500	$1,588

Total Colorado		171,883

Connecticut [0.6%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(D)	500	527
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(D)	750	784
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	4,000	4,165
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(D)	1,280	1,181
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
12.841%, 12/01/45(A)(D) (G)	3,335	4,204

Total Connecticut		10,861

Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,889

District of Columbia [0.7%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	750
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,027

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	$1,540	$1,719
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	2,173
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,171
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,442

Total District of Columbia		14,282

Florida [8.3%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	4,345
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	9,344
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	562
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	559
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	418
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(D)	1,500	1,557
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(D)	1,500	1,563
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(D)	3,610	3,731
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(D)	$3,000	$2,942
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/51(D)	2,220	1,866
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(D)	2,265	2,083
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(D)	500	486
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(D)	905	847
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(C)	1,325	423
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44(E)	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49(E)	1,000	20
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	5,925
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(D)	750	815
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/31	275	298
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	200	215

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(D)	$1,045	$1,093
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(D)	1,950	2,018
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,831
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	390	415
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 02/01/57	575	606
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(D)	2,000	1,985
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(D)	750	730
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(D)	19,875	20,958
Florida State, Development Finance, RB, AMT
Callable 05/06/22 @ 103
6.750%, 12/01/56(A)(D)	5,000	4,853
Florida State, Development Finance, RB, AMT
Callable 05/06/22 @ 103
6.500%, 01/01/49(A)(D)	7,995	8,004
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	7,845	7,402
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(D)	4,930	5,307
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(D)	$1,000	$1,005
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,151
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,226
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	1,069
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,599
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,925
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,549
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,762
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(D)	1,605	1,676
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,253
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,794

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	$5,000	$5,377
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,420
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	278
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	822
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,377
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	562
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,060
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	515
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/46	500	467
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/50	905	831
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	735	762
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(D)	$2,345	$2,426
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(D)	1,400	1,446
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,835	2,854
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,310	2,537
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,395	2,626
Wildwood Utility Dependent District, RB, BAM
Callable 10/01/31 @ 100
5.000%, 10/01/52	6,195	7,032

Total Florida		157,670

Georgia [2.0%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,671
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,628
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	3,992
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,020

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Burke County, Development Authority, RB
Callable 05/03/31 @ 100
2.750%, 01/01/52	$7,000	$5,652
Coweta County Residential Care Facilities for the Elderly Authority, RB
Callable 03/01/27 @ 104
4.000%, 03/01/46	555	527
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/51(D)	2,000	1,751
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(D)	3,020	2,594
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,260
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	976
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	652
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	7,176
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(D)	1,000	1,004
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	882

Total Georgia		38,785

Illinois [9.2%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	$700	$708
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,022
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,835
Chicago, Board of Education, GO
6.138%, 12/01/39	5,000	5,467
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,082
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,352
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/40	2,300	2,491
Chicago, Board of Education, Ser A, GO
Callable 12/01/31 @ 100
4.000%, 12/01/47	2,500	2,412
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(D)	5,000	5,925
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,133
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,154
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,122
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,042
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,076

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	$5,000	$5,608
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,900
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,039
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,620
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,150
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/40	2,000	2,132
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,656
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,556
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,067
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,112
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	277
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	276
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	325
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,090
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	$1,200	$1,322
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	1,034
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	531
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	407
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	356
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	362
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	232
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	5,000	5,300
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	514
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,267
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	3,500	3,626
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(D)	4,995	5,408
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,069

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser A, RB
Callable 08/15/31 @ 100
4.000%, 08/15/37	$2,155	$2,295
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,586
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,049
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	6,890
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,285
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,271
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(D) (E)	5,200	4,261
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,332
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,973
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	866
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/39	425	455
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/43	1,250	1,327
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,274
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,523
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	$2,105	$2,133
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/06/22 @ 100
5.350%, 03/01/31	75	44
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
5.000%, 03/01/46	1,750	1,910
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
4.000%, 03/01/41	1,000	1,011
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,673
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,174
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,479
Village of Gilberts, RB
Callable 04/21/22 @ 100
5.000%, 11/15/34	2,669	2,650
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,885	4,946
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(D)	2,415	2,208
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,030
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 4.500%, 6/30/25,12/31/38(B)	1,680	1,282

Total Illinois		174,984

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Indiana [1.1%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	$2,745	$2,596
Anderson Indiana, RB
5.000%, 01/01/25	250	245
Anderson Indiana, RB
4.180%, 01/01/23	850	845
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,132
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(D)	5,750	5,370
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,667
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,293
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,363

Total Indiana		20,511

Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,015
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,068
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
0.000%, 06/01/65(C)	28,000	3,600

Total Iowa		7,683

Kansas [0.8%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	$500	$458
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	3,457
Manhattan Kansas, Ser A, RB
Callable 06/01/28 @ 103
4.000%, 06/01/36	750	751
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(F)	1,330	1,443
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	3,670	3,893
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	705
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	235
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,866

Total Kansas		14,808

Kentucky [1.2%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	915
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(D)	500	504
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,469

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
1.050%, 04/01/31(A)	$2,000	$1,999
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,120
Kentucky State, Public Energy Authority, Ser A-1, RB
Callable 05/01/30 @ 100
4.000%, 08/01/52(A)	5,000	5,351
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,594
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Pre-Refunded @ 100
5.750%, 07/01/23(F)	5,650	5,926

Total Kentucky		22,878

Louisiana [0.7%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(D)	5,560	5,237
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(D) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of Saint John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	3,896
Parish of Saint John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	$3,770	$3,714

Total Louisiana		12,847

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(D)	1,000	1,051

Maryland [1.7%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,045
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(D)	1,370	1,261
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(D)	650	607
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(D)	350	325
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(D)	200	188
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,663
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	981
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,354
Frederick County, RB
3.250%, 07/01/29	890	881
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,452
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	739

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(D)	$1,250	$1,257
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(D)	1,000	1,010
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	870
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	850
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 06/01/31 @ 100
4.000%, 06/01/55	2,000	2,003
Maryland State, Stadium Authority, RB
5.000%, 05/01/50	5,500	6,772
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(D)	2,000	2,092
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(D)	1,000	1,047
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,974
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	788
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,268

Total Maryland		32,427

Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,516
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$4,120	$4,244
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(D)	2,500	2,416
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,166
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	559
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(D)	750	838
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,192

Total Massachusetts		14,931

Michigan [1.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	672
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/46	750	803
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(D)	1,235	1,255
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	3,897
Kentwood Economic Development, Ser S, RB
Callable 11/15/28 @ 103
4.000%, 11/15/45	500	505

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	$2,340	$2,406
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/06/22 @ 100
6.500%, 12/01/40	3,745	3,746
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	7,699
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	1,969
Michigan State, Finance Authority, Ser B-2-CLASS, RB
Callable 12/01/30 @ 18
0.000%, 06/01/65(C)	29,000	3,506
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/06/22 @ 100
5.875%, 12/01/30	2,000	2,000
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(D)	1,000	1,003

Total Michigan		29,461

Minnesota [0.8%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,078
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,772
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,235
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	$1,860	$1,799
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(D)	500	511
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(D)	1,600	1,621
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,113
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,037
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	1,150	1,059

Total Minnesota		15,225

Missouri [2.0%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,219
Cape Girardeau County, Industrial Development Authority, RB
Callable 03/01/31 @ 100
3.000%, 03/01/46	945	813
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/22 @ 100
4.000%, 03/01/42	1,000	927
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/22 @ 100
3.625%, 03/01/33	500	472

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/22 @ 100
3.000%, 03/01/26	$395	$387
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	250	277
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(D)	2,000	2,006
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	2,072
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,072
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	517
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,528
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,839
Missouri Southern State University, RB
Callable 10/01/31 @ 100
4.000%, 10/01/44	3,375	3,002
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	467
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	429
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(D)	$5,000	$4,781
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(D)	3,000	2,960
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(D)	2,000	1,985
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,089
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,008
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,209
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,409

Total Missouri		38,468

Nebraska [0.7%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,015
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,577

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	$5,500	$6,446

Total Nebraska		13,038

Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,187
Henderson Local Improvement Districts, SA
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	228
Henderson Local Improvement Districts, SA
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	599
Las Vegas, Finance Authority, RB
Callable 04/26/22 @ 100
4.375%, 06/15/35(D)	3,500	3,451
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	856
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	679
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	186
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	935	974
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	745	741
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	793
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,050	1,673
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	$1,425	$1,123
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	802
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(D)	100	100
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(D)	1,595	1,681
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(D)	1,000	1,037
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(D)	1,000	972
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(D)	725	720

Total Nevada		19,802

New Hampshire [0.4%]
New Hampshire, Business Finance Authority, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(D)	1,910	1,834
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	1,015
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	1,000
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(D)	1,250	1,255
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(D)	500	501

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A)(D)	$1,000	$949
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(D)	1,000	964

Total New Hampshire		7,518

New Jersey [2.4%]
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,437
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,142
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,057
New Jersey State, Economic Development Authority, Ser A, RB
5.000%, 11/01/27	780	873
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,260
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,333
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,099
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	508
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	$450	$457
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/39	1,750	1,811
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,664
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	6,325	6,421
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,629
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	8,618
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,094
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,203

Total New Jersey		45,606

New Mexico [0.6%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,399
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	2,961
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	515

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$510
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,775
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,135

Total New Mexico		12,295

New York [5.8%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	461
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	502
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(D)	875	951
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(D)	875	946
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	4,852
Metropolitan Transportation Authority, Ser A-1-BID, RB
Callable 05/15/31 @ 100
4.000%, 11/15/45	5,000	5,113
Metropolitan Transportation Authority, Ser A-1-GROUP, RB
Callable 05/15/30 @ 100
4.000%, 11/15/52	2,000	2,033
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.250%, 11/15/55	10,000	11,051
Metropolitan Transportation Authority, Ser D-2, RB
Callable 11/15/30 @ 100
4.000%, 11/15/47	3,000	3,061
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	$1,750	$1,906
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,155
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(D)	1,100	1,190
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 5.250%, 9/8/41,01/01/58(A) (B)	4,358	3,331
Nassau County, Tobacco Settlement, RB
Callable 04/21/22 @ 100
5.125%, 06/01/46	1,345	1,366
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 04/21/22 @ 100
5.000%, 06/01/45	5,800	5,946
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	749
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	955
New York State, Liberty Development, Ser 1WTC, RB
Callable 02/15/30 @ 100
2.750%, 02/15/44	2,000	1,638
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(D)	5,000	5,234
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,164

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	$1,500	$1,569
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	1,500	1,552
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	877
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,880	2,046
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,433
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	2,750	2,815
New York State, Transportation Development, RB, AMT
Callable 10/31/31 @ 100
4.000%, 04/30/53	3,000	3,060
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	7,260
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(D)	4,750	4,794
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,051
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,045
Suffolk Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/31 @ 28
0.000%, 06/01/66(C)	940	117
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,167
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	$5,750	$5,929
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,294
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,731
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,491

Total New York		109,835

North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,483
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	539
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	3,750	3,737
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,051
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,683
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	557

Total North Carolina		9,050

North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,003

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(D)	$5,000	$3,130
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,728
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,630

Total North Dakota		9,491

Ohio [4.3%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	7,024
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	10,630	8,573
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	13,750	14,309
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(D)	250	230
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,368
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,148
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,021
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,018
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	$4,000	$4,068
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(D)	3,020	3,094
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(D)	3,280	3,327
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(D)	12,000	12,456
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(D)	2,500	2,246
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,110
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(D)	6,000	5,871
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(D)	3,000	2,963

Total Ohio		82,826

Oklahoma [0.2%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	542
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 05/06/22 @ 100
5.125%, 04/01/42	4,000	3,400

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 05/06/22 @ 100
6.000%, 01/01/32(E)	$1,278	$20
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(E)	1,622	1
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	4

Total Oklahoma		3,977

Oregon [1.0%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	916
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,044
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,950	2,643
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/56	6,270	5,522
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	7,235
Salem Hospital Facility Authority, RB
Callable 05/15/29 @ 103
4.000%, 05/15/57	1,000	981
Yamhill County Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/46	$1,460	$1,474

Total Oregon		19,815

Pennsylvania [2.8%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/56	5,000	5,549
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(D)	500	545
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(D)	2,000	2,159
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(D)	3,000	3,280
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(D)	1,000	1,094
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	984
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(D)	900	950
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(D)	525	555

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(D)	$1,135	$1,186
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(D)	750	842
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(D)	8,470	8,856
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,455
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,586
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,421
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,608
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,381
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(D)	900	958
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(D)	1,450	1,526
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,033
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,031
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(D) (F)	$3,000	$3,270
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,285

Total Pennsylvania		52,554

Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,079
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 04/21/22 @ 16
0.000%, 06/01/52(C)	21,270	3,167

Total Rhode Island		4,246

South Carolina [0.7%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,567
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	3,973
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,950	6,157

Total South Carolina		12,697

Tennessee [0.8%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,055

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Government, Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	$4,750	$4,630
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	6,268
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(D)	900	959
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(D)	650	678
Tennessee Energy Acquisition, RB
Callable 08/01/31 @ 101
5.000%, 05/01/52(A)	2,000	2,288

Total Tennessee		15,878

Texas [6.1%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	1,965
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,419
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	422
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(D)	500	524
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(D)	1,500	1,583
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	$475	$485
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/31 @ 100
4.000%, 01/01/51	1,000	1,032
Central Texas, Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	750	847
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,025
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,025
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,607
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,096
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	920
Houston Texas Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	5,375	5,224
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	544
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	2,000	2,057
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,155
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	4,500	4,899

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	$1,250	$1,285
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,278
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(D)	275	266
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,721
Mission, Economic Development, RB, AMT
Callable 04/26/22 @ 105
4.625%, 10/01/31(D)	3,250	3,416
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,467
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	3,119
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	490
New Hope, Cultural Education Facilities Finance, RB
Callable 11/01/27 @ 103
4.000%, 11/01/49	1,100	1,111
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(D)	4,515	4,259
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 5.000%, 11/15/26,11/15/61(A) (B)	13,625	7,246
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(D)	4,750	4,892
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(D)	1,700	1,812
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(D)	$900	$960
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 7.000%, 9/1/23,09/01/31(B) (F)	5,000	6,395
Port Beaumont Navigation District, RB
Callable 05/06/22 @ 103
6.000%, 01/01/25(D)	1,525	1,552
Port Beaumont Navigation District, RB, AMT
Callable 05/06/22 @ 103
3.625%, 01/01/35(D)	1,000	961
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.875%, 01/01/41(D)	750	601
Port of Beaumont Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(D)	6,330	5,752
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,066
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,339
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,750

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(E)	$3,720	$1,302
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(E)	9,000	6,210
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,095
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,646
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,804
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	565

Total Texas		115,426

Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(D)	1,750	1,821

Vermont [0.2%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(D)	1,000	1,079
Vermont State, Economic Development Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/45	2,850	2,682

Total Vermont		3,761

Virginia [1.2%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(D)	$2,000	$2,050
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(D)	1,000	1,027
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,146
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	1,750	1,750
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/35	1,015	1,030
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/40	1,155	1,163
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/50	815	801
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(D)	4,005	4,051
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(D)	2,750	2,825
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(D)	3,700	3,791

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	$820	$828
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,415

Total Virginia		22,877

Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(D)	400	444
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,704
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(D)	325	332
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(D)	2,400	2,426
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(D)	4,330	4,353
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(D)	2,000	2,123

Total Washington		13,382

West Virginia [1.0%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(D)	2,000	1,723
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(D)	$1,185	$1,042
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,244
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,683
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,344
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	12,070	11,882

Total West Virginia		19,918

Wisconsin [4.7%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(D)	1,580	1,622
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	542
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(D)	3,460	3,647
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(D)	1,250	1,319
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,658
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/42(D)	850	815
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(D)	715	664

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	$750	$751
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52(D)	1,250	1,151
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56	4,750	3,774
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/61	3,000	2,926
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	1,500	1,492
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	2,000	1,950
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,534
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,110
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,599
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,656
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	6,600	5,722
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,432
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	$5,000	$5,034
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(D)	6,125	6,383
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(D)	3,300	3,386
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44(E)	3,500	3,683
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,105
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(D)	3,000	3,067
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,883
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(D)	1,500	1,576
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(D)	2,500	2,610
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(D)	1,175	1,258
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,125

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(D)	$1,675	$1,773
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,474
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,005
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(D)	3,000	3,229
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(D)	4,280	4,573
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	200	201
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	820	824

Total Wisconsin		89,553

American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,330
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(D)	1,500	1,694

Total American Samoa		5,024

Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,736
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	$1,000	$1,135
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,114

Total Guam		4,985

Puerto Rico [6.6%]
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	638	582
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/31 @ 90
0.000%, 07/01/33(C)	1,596	922
Commonwealth of Puerto Rico, Ser A1, GO
5.750%, 07/01/31	1,308	1,489
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	1,368	1,494
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/29	1,346	1,501
Commonwealth of Puerto Rico, Ser A1, GO
5.375%, 07/01/25	1,381	1,457
Commonwealth of Puerto Rico, Ser A1, GO
5.250%, 07/01/23	1,385	1,418
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	1,240	1,210
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/35	1,115	1,076
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	957	919
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/41	1,301	1,235
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/46	1,353	1,272

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/43(A)	$6,809	$3,660
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,115
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,585
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 05/06/22 @ 100
5.250%, 07/01/30(E)	1,625	1,560
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,910
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 05/06/22 @ 100
5.250%, 07/01/28(E)	2,145	2,059
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/22(E)	3,957	4,036
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,530
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	510
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 05/06/22 @ 100
5.250%, 07/01/40(E)	15,000	14,400
Puerto Rico, Highway & Transportation Authority, Ser A, RB
Callable 05/06/22 @ 100
5.850%, 07/01/25	4,105	4,110
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	11,572	12,303
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	$5,276	$5,536
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	19,864
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(C)	1,791	1,679
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
0.000%, 07/01/46(C)	7,170	2,191
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
0.000%, 07/01/51(C)	2,946	652
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	20,089
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	32

Total Puerto Rico		125,396

Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 04/25/22 @ 100
5.000%, 10/01/25	3,050	3,065
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 04/25/22 @ 100
5.000%, 10/01/22	585	584

Total Virgin Islands		3,649

Total Municipal Bonds
(Cost $1,846,677)		1,818,405

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds [0.8%]
Electric Utilities [0.1%]
Talen Energy Supply
6.625%, 01/15/28(D)	$3,000	$2,760

Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	6,750

Steel & Steel Works [0.1%]
United States Steel
6.875%, 03/01/29	2,000	2,084

Waste Disposal [0.2%]
Waste Pro USA
5.500%, 02/15/26(D)	5,000	4,675

Total Corporate Bonds
(Cost $17,070)		16,269

Short-Term Investment [1.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	36,372,642	36,373

Total Short-Term Investment
(Cost $36,373)		36,373

Total Investments [98.2%]
(Cost $1,900,120)		$1,871,047

Percentages are based on net assets of $1,904,917 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.

(C)	Zero coupon security.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $430,819 (000), representing 22.6% of the net assets of the Fund.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2022.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2022 is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,818,405	$—	$1,818,405
Corporate Bonds	—	16,269	—	16,269
Short-Term Investment	36,373	—	—	36,373
Total Investments in Securities	$36,373	$1,834,674	$—	$1,871,047

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [54.3%]
Communication Services [5.5%]
America Movil
3.625%, 04/22/29	$2,000	$2,023
Verizon Communications
2.355%, 03/15/32(A)	2,536	2,287

Total Communication Services		4,310

Consumer Discretionary [3.3%]
General Motors Financial
4.350%, 01/17/27	2,500	2,546

Consumer Staples [2.2%]
Coca-Cola
1.375%, 03/15/31	2,000	1,726

Energy [2.5%]
Energy Transfer
5.950%, 12/01/25	1,800	1,929

Financials [21.9%]
Banco Santander
2.746%, 05/28/25	2,000	1,951
Barclays
4.375%, 01/12/26	2,000	2,045
Capital One Financial
4.200%, 10/29/25	1,800	1,843
Citigroup
3.500%, 05/15/23	$2,400	$2,426
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,546
Jefferies Group
4.850%, 01/15/27	2,210	2,311
JPMorgan Chase
3.125%, 01/23/25	2,200	2,214
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	2
Mitsubishi UFJ Financial Group
1.244%, ICE LIBOR USD 3 Month + 0.740%, 03/02/23(C)	1,100	1,102
Morgan Stanley, MTN
3.750%, 02/25/23	500	508

Total Financials		16,948

Health Care [4.4%]
AbbVie
2.850%, 05/14/23	2,500	2,516
CVS Health
4.300%, 03/25/28	854	895

Total Health Care		3,411

Industrials [5.5%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,466
Penske Truck Leasing LP
4.250%, 01/17/23(A)	300	305
3.450%, 07/01/24(A)	1,500	1,504

Total Industrials		4,275

Information Technology [3.3%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,592

Real Estate [3.0%]
Prologis
2.125%, 04/15/27	2,425	2,303

Utilities [2.7%]
Duke Energy
3.400%, 06/15/29	2,020	2,012

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Korea Electric Power
6.750%, 08/01/27	$75	$87

Total Utilities		2,099

Total Corporate Bonds
(Cost $43,769)		42,139

U.S. Treasury Obligations [37.1%]
U.S. Treasury Notes
2.625%, 01/31/26	5,350	5,377
1.875%, 07/31/26	4,500	4,391
1.625%, 08/15/29	3,800	3,607
1.000%, 07/31/28	2,150	1,969
0.875%, 11/15/30	3,450	3,058
0.125%, 12/15/23	5,760	5,560
0.125%, 01/15/24	5,000	4,814

Total U.S. Treasury Obligations
(Cost $30,616)		28,776

Affiliated Registered Investment Company [3.5%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	127,551	2,727

Total Affiliated Registered Investment Company
(Cost $2,500)		2,727

U.S. Government Mortgage-Backed Obligations [3.5%]
FHLMC, Pool 1B2677
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2683
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2692
2.021%, ICE LIBOR USD 12 Month + 1.772%, 12/01/34(C)	3	3
FHLMC, Pool A93505
4.500%, 08/01/40	7	7
FHLMC, Pool A93996
4.500%, 09/01/40	10	10
FHLMC, Pool C03490
4.500%, 08/01/40	48	52
FHLMC, Pool C09015
3.000%, 10/01/42	58	58
FHLMC, Pool G02940
5.500%, 05/01/37	2	2

Description	Face Amount (000)	Value (000)
FHLMC, Pool G04222
5.500%, 04/01/38	$3	$4
FHLMC, Pool G04913
5.000%, 03/01/38	13	15
FHLMC, Pool G08003
6.000%, 07/01/34	5	5
FHLMC, Pool J19197
3.000%, 05/01/27	25	25
FHLMC, Pool Q08998
3.500%, 06/01/42	36	37
FHLMC, Pool Q10378
3.000%, 08/01/42	51	51
FNMA, Pool 252570
6.500%, 07/01/29	1	1
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	—	1
FNMA, Pool 254949
5.000%, 11/01/33	3	3
FNMA, Pool 255814
5.500%, 08/01/35	5	5
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	5	5
FNMA, Pool 735060
6.000%, 11/01/34	3	3
FNMA, Pool 735228
5.500%, 02/01/35	2	3
FNMA, Pool 735230
5.500%, 02/01/35	6	7
FNMA, Pool 745275
5.000%, 02/01/36	22	23
FNMA, Pool 745418
5.500%, 04/01/36	25	27
FNMA, Pool 827223
1.715%, ICE LIBOR USD 12 Month + 1.465%, 04/01/35(C)	7	7
FNMA, Pool 844809
5.000%, 11/01/35	9	10
FNMA, Pool AD8522
4.000%, 08/01/40	8	8
FNMA, Pool AE0828
3.500%, 02/01/41	69	71
FNMA, Pool AH0621
3.500%, 01/01/41	17	18
FNMA, Pool AJ1407
4.000%, 09/01/41	11	11

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FNMA, Pool AJ7689
4.000%, 12/01/41	$40	$42
FNMA, Pool AK0971
3.000%, 02/01/27	21	21
FNMA, Pool AL5866
2.424%, 08/01/22(C)	1,904	1,903
FNMA, Pool AO2970
3.000%, 05/01/42	47	47
FNMA, Pool AO4137
3.500%, 06/01/42	40	40
FNMA, Pool MA1277
2.500%, 12/01/27	24	24
GNMA, Pool G2 4696
4.500%, 05/20/40	22	23
GNMA, Pool G2 4747
5.000%, 07/20/40	9	10
GNMA, Pool G2 4923
4.500%, 01/20/41	16	17
GNMA, Pool G2 MA0155
4.000%, 06/20/42	36	38
GNMA, Pool G2 MA0392
3.500%, 09/20/42	45	46

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,664)		2,685

Mortgage-Backed Obligations [0.9%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(B)	5	3
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	118	117
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
5.310%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	267	268
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	150
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	178	178

Description	Face Amount (000)/Shares	Value (000)
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	$—	$1

Total Mortgage-Backed Obligations
(Cost $725)		717

Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	489	19

Total Closed-End Fund
(Cost $21)		19

Short-Term Investment [0.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	141,405	141

Total Short-Term Investment
(Cost $141)		141

Total Investments [99.5%]
(Cost $80,436)		$77,204

Percentages are based on net assets of $77,627 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $4,096 (000), representing 5.3% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$42,139	$—	$42,139
U.S. Treasury Obligations	—	28,776	—	28,776
Affiliated Registered Investment Company	2,727	—	—	2,727
U.S. Government Mortgage-Backed Obligations	—	2,685	—	2,685
Mortgage-Backed Obligations	—	717	—	717
Closed-End Fund	19	—	—	19
Short-Term Investment	141	—	—	141
Total Investments in Securities	$2,887	$74,317	$—	$77,204

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended March 31, 2022.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$2,972
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(245)
Ending balance as of March 31, 2022	$2,727
Dividend Income	$95

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2021	127,551
Purchases	—
Sales	—
Ending balance as of March 31, 2022	127,551

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [56.4%]
Aerospace / Defense [0.3%]
Embraer Netherlands Finance BV
6.950%, 01/17/28		$200	$211
TransDigm
6.250%, 03/15/26(A)		2,425	2,493
TransDigm
6.375%, 06/15/26		800	807
TransDigm
5.500%, 11/15/27		1,825	1,812
TransDigm
4.875%, 05/01/29		2,725	2,554
TransDigm UK Holdings
6.875%, 05/15/26		2,450	2,495

Total Aerospace / Defense			10,372

Airlines [0.3%]
American Airlines
11.750%, 07/15/25(A)		1,245	1,453
American Airlines
5.500%, 04/20/26(A)		4,615	4,650
American Airlines
5.750%, 04/20/29(A)		1,304	1,299
Avianca Holdings
8.375%, 07/10/20(B)		39	2
EA Partners I
6.875%, 09/28/20(B)		5,617	112
EA Partners II
6.750%, 06/01/21(B)		4,960	50
Gol Finance
7.000%, 01/31/25		1,210	1,006
Gol Finance, MTN
8.000%, 06/30/26		$2,510	$2,260

Total Airlines			10,832

Airport Develop/Maint [0.4%]
International Airport Finance
12.000%, 03/15/33		9,265	9,595
Mexico City Airport Trust
5.500%, 07/31/47		5,100	4,482
Promontoria Holding 264 BV
6.125%, Euribor 3 Month + 6.125%, 03/01/27	EUR	420	462
Promontoria Holding 264 BV
6.375%, 03/01/27	EUR	700	758

Total Airport Develop/Maint			15,297

Applications Software [0.0%]
Brunello Bidco
3.750%, Euribor 3 Month + 3.750%, 02/15/28	EUR	1,000	1,091

Auto Rent & Lease [0.2%]
Hertz
4.625%, 12/01/26(A)		1,960	1,838
Kapla Holding SAS
3.250%, Euribor 3 Month + 3.250%, 12/15/26	EUR	1,592	1,709
Movida Europe
5.250%, 02/08/31		1,220	1,094
Ren10 Holding
4.375%, Euribor 3 Month + 4.375%, 02/01/27	EUR	600	650
Rent-A-Center
6.375%, 02/15/29(A)		2,875	2,633

Total Auto Rent & Lease			7,924

Automotive [1.1%]
Adient Global Holdings
4.875%, 08/15/26(A)		3,175	3,028
Clarios Global
6.750%, 05/15/25(A)		159	165

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dana
5.375%, 11/15/27		$175	$174
Dana
5.625%, 06/15/28		475	480
Dana
4.250%, 09/01/30		250	229
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	452
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		3,050	2,652
Ford Motor Credit
4.250%, 09/20/22		1,000	1,006
Ford Motor Credit
4.140%, 02/15/23		475	479
Ford Motor Credit
3.096%, 05/04/23		850	849
Ford Motor Credit
4.063%, 11/01/24		2,200	2,196
Ford Motor Credit
5.125%, 06/16/25		1,850	1,887
Ford Motor Credit
3.375%, 11/13/25		2,400	2,328
Ford Motor Credit
4.125%, 08/17/27		1,700	1,665
Ford Motor Credit
5.113%, 05/03/29		1,500	1,515
Ford Motor Credit
4.000%, 11/13/30		1,975	1,861
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	2,094
IHO Verwaltungs GmbH
4.750%cash/5.5000% PIK, 09/15/26(A)		1,325	1,299
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		850	831
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	763
JB Poindexter
7.125%, 04/15/26(A)		1,981	2,015
KAR Auction Services
5.125%, 06/01/25(A)		2,150	2,177
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	416
Panther BF Aggregator 2
8.500%, 05/15/27(A)		5,875	6,095
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		4,375	3,999

Total Automotive			40,655

Autoparts [0.1%]
Metalsa S A P I De Cv
3.750%, 05/04/31(A)		$5,250	$4,562
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	793

Total Autoparts			5,355

Banks [2.8%]
Absa Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%, 11/27/70		3,030	2,948
Akbank
6.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.015%, 06/22/31		6,700	6,285
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28		4,627	4,533
Banco Davivienda
6.650%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.097%, 10/22/70(A)		6,000	5,520
Banco do Brasil
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%, 10/15/70		4,645	4,475
Banco General
5.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.665%, 11/07/70		5,300	5,207
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67		7,830	7,871
Banco Mercantil del Norte
6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.035%, 10/06/70		4,000	3,997
Banco Mercantil del Norte
6.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/71		2,700	2,495

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Bancolombia
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.944%, 12/18/29		$5,000	$4,813
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
Bank Negara Indonesia Persero
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/71		4,000	3,634
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33		11,985	11,402
CorpGroup Banking
6.750%, 03/15/23(B)		4,750	309
Freedom Mortgage
8.125%, 11/15/24(A)		600	598
Freedom Mortgage
8.250%, 04/15/25(A)		303	302
Freedom Mortgage
7.625%, 05/01/26(A)		3,718	3,550
Freedom Mortgage
6.625%, 01/15/27(A)		605	561
Grupo Aval
4.375%, 02/04/30		2,390	2,081
ING Bank, MTN
2.571%, 01/01/28	JPY	361,489	2,361
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	3,567
Sovcombank Via SovCom Capital DAC
7.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/71		3,615	—
Turkiye Garanti Bankasi
6.125%, USD Swap Semi 30/360 5 Yr Curr + 4.220%, 05/24/27		3,460	3,433
Turkiye Is Bankasi
7.000%, USD Swap Semi 30/360 5 Yr Curr + 5.117%, 06/29/28		2,917	2,874
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		14,972	14,882
Yapi ve Kredi Bankasi
7.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/31		$2,590	$2,554

Total Banks			100,255

Beauty Products [0.1%]
Coty
5.000%, 04/15/26(A)		1,400	1,363
Oriflame Investment Holding
5.125%, 05/04/26		2,885	2,330

Total Beauty Products			3,693

Broadcasting & Cable [0.7%]
Altice Financing
5.000%, 01/15/28(A)		4,000	3,585
Altice Financing
4.250%, 08/15/29	EUR	1,400	1,379
Altice Financing
5.750%, 08/15/29		2,510	2,281
Cable Onda
4.500%, 01/30/30		2,190	2,140
Cable One
4.000%, 11/15/30(A)		980	904
CCO Holdings
5.375%, 06/01/29(A)		355	355
CSC Holdings
6.500%, 02/01/29(A)		2,520	2,549
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	6,421
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	959
Liberty Interactive
8.500%, 07/15/29		1,000	930
Liberty Interactive
8.250%, 02/01/30		2,415	2,205
VTR Finance
6.375%, 07/15/28		3,633	3,527

Total Broadcasting & Cable			27,235

Building & Construction [1.6%]
Allegheny Ludlum
6.950%, 12/15/25		570	601
APi Group DE
4.125%, 07/15/29(A)		1,098	1,012

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ashton Woods USA
4.625%, 04/01/30(A)		$2,060	$1,792
Cemex
7.375%, 06/05/27		1,170	1,253
Cemex
5.450%, 11/19/29		6,520	6,600
Cemex
3.875%, 07/11/31		4,200	3,832
Cemex
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534%, 09/08/70		2,185	2,148
Forestar Group
3.850%, 05/15/26(A)		1,330	1,240
HTA Group
7.000%, 12/18/25		8,485	8,397
InterCement Financial Operations BV
5.750%, 07/17/24		7,915	7,008
LGI Homes
4.000%, 07/15/29(A)		955	839
New Home
7.250%, 10/15/25(A)		2,640	2,552
Patrick Industries
7.500%, 10/15/27(A)		925	950
Patrick Industries
4.750%, 05/01/29(A)		1,380	1,187
PCF GmbH
4.750%, 04/15/26	EUR	500	531
Shea Homes
4.750%, 02/15/28(A)		1,750	1,646
Summit Materials
6.500%, 03/15/27(A)		2,000	2,049
Thor Industries
4.000%, 10/15/29(A)		965	847
TRI Pointe Group
5.875%, 06/15/24		2,100	2,182
Victors Merger
6.375%, 05/15/29(A)		2,070	1,695
West China Cement
4.950%, 07/08/26		9,900	8,626
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	127

Total Building & Construction			57,114

Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	338
American Builders & Contractors Supply
3.875%, 11/15/29(A)		$400	$373
Cornerstone Building Brands
6.125%, 01/15/29(A)		975	901
CP Atlas Buyer
7.000%, 12/01/28(A)		3,275	2,792
Foundation Building Materials
6.000%, 03/01/29(A)		4,797	4,317
GYP Holdings III
4.625%, 05/01/29(A)		2,760	2,556
Interface
5.500%, 12/01/28(A)		650	631
SRS Distribution
6.125%, 07/01/29(A)		1,475	1,361
SRS Distribution
6.000%, 12/01/29(A)		1,750	1,619
Standard Industries
5.000%, 02/15/27(A)		1,375	1,364
Standard Industries
4.750%, 01/15/28(A)		1,500	1,438
Standard Industries
4.375%, 07/15/30(A)		1,475	1,357
Standard Industries
3.375%, 01/15/31(A)		1,625	1,424
White Capital Buyer
6.875%, 10/15/28(A)		2,375	2,251
White Capital Parent
8.250% PIK, 03/15/26(A)		925	909

Total Building Materials			23,631

Building-Heavy Construct [0.9%]
Andrade Gutierrez International
11.000%, 08/20/21(B)		200	114
Andrade Gutierrez International
9.500%, 12/30/24(B)		52,740	31,645
Dycom Industries
4.500%, 04/15/29(A)		920	867
Odebrecht Holdco Finance
0.000%, 09/10/58(C)		18,374	119

Total Building-Heavy Construct			32,745

Cable Satellite [1.9%]
Cablevision Systems
5.875%, 09/15/22		850	856

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
CCO Holdings
4.000%, 03/01/23(A)	$1,500	$1,500
CCO Holdings
5.500%, 05/01/26(A)	437	444
CCO Holdings
5.125%, 05/01/27(A)	2,675	2,681
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,187
CCO Holdings
4.750%, 03/01/30(A)	3,710	3,560
CCO Holdings
4.500%, 08/15/30(A)	2,250	2,111
4.500%, 05/01/32	1,540	1,411
4.500%, 06/01/33(A)	1,790	1,597
CCO Holdings
4.250%, 02/01/31(A)	3,215	2,918
4.250%, 01/15/34(A)	900	782
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,536
CSC Holdings
7.500%, 04/01/28(A)	900	884
CSC Holdings
5.750%, 01/15/30(A)	3,500	3,139
CSC Holdings
4.125%, 12/01/30(A)	4,300	3,771
CSC Holdings
4.625%, 12/01/30(A)	3,175	2,655
CSC Holdings
3.375%, 02/15/31(A)	400	337
CSC Holdings
4.500%, 11/15/31(A)	1,530	1,369
DIRECTV Holdings
5.875%, 08/15/27(A)	3,521	3,466
DISH DBS
7.750%, 07/01/26	4,205	4,171
DISH DBS
7.375%, 07/01/28	2,775	2,629
DISH DBS
5.750%, 12/01/28(A)	375	355
DISH DBS
5.125%, 06/01/29	1,775	1,512
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,224
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	389
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	229
Intelsat Jackson Holdings
0.000%, 12/31/49(C)	725	—
Sirius XM Radio
3.125%, 09/01/26(A)	$425	$402
Sirius XM Radio
4.000%, 07/15/28(A)	625	594
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,482
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,040
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,307
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,200	3,088
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	3,120
Virgin Media Finance
5.000%, 07/15/30(A)	650	614
Virgin Media Secured Finance
5.500%, 05/15/29(A)	900	892
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	769
Vmed O2 UK Financing I
4.250%, 01/31/31(A)	1,725	1,578
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	3,490	3,289
VZ Secured Financing BV
5.000%, 01/15/32(A)	450	421
Ziggo Bond BV
6.000%, 01/15/27(A)	2,825	2,842
Ziggo Bond BV
5.125%, 02/28/30(A)	350	326
Ziggo BV
4.875%, 01/15/30(A)	200	188

Total Cable Satellite		70,665

Chemicals [1.5%]
Axalta Coating Systems
4.750%, 06/15/27(A)	250	241
Axalta Coating Systems
3.375%, 02/15/29(A)	775	680
Braskem Idesa SAPI
7.450%, 11/15/29	5,355	5,451
Braskem Idesa SAPI
6.990%, 02/20/32	2,765	2,713
Braskem Netherlands Finance BV
5.875%, 01/31/50	2,115	2,102

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Braskem Netherlands Finance BV
8.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81		$1,430	$1,570
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,186
Compass Minerals International
6.750%, 12/01/27(A)		1,650	1,671
Element Solutions
3.875%, 09/01/28(A)		1,975	1,842
Fire BC
4.750%, Euribor 3 Month + 4.750%, 09/30/24	EUR	881	926
HB Fuller
4.250%, 10/15/28		775	726
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,300	2,062
Herens Midco Sarl
5.250%, 05/15/29	EUR	300	284
Hexion
7.875%, 07/15/27(A)		2,050	2,162
Illuminate Buyer
9.000%, 07/01/28(A)		1,125	1,139
Indorama Ventures Global Services
4.375%, 09/12/24		4,000	3,927
Koppers
6.000%, 02/15/25(A)		4,075	3,993
OCP
5.125%, 06/23/51		2,555	2,133
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	1,091
Olympus Water US Holding
5.375%, 10/01/29	EUR	600	578
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,350
Polar US Borrower
6.750%, 05/15/26(A)		1,850	1,577
Sasol Financing USA
4.375%, 09/18/26		1,315	1,258
Sasol Financing USA
6.500%, 09/27/28		4,320	4,394
Sasol Financing USA
5.500%, 03/18/31		2,580	2,414
SCIL IV
4.375%, Euribor 3 Month + 4.375%, 11/01/26	EUR	400	$436
SPCM
3.125%, 03/15/27(A)		200	184
SPCM
3.375%, 03/15/30(A)		425	373
Unigel Luxembourg
8.750%, 10/01/26		2,830	2,991
WR Grace Holdings
4.875%, 06/15/27(A)		775	758
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	1,052

Total Chemicals			53,264

Coal Mining [0.1%]
DTEK Finance
7.000%cash/0.000% PIK, 12/31/27		3,773	679
Mongolian Mining
0.000%, 10/01/70 (C)		5,787	2,344
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	32
Warrior Met Coal
7.875%, 12/01/28(A)		374	393

Total Coal Mining			3,448

Commercial Services [0.1%]
Castor
5.250%, Euribor 3 Month + 5.250%, 02/15/29	EUR	1,350	1,485
Live Nation Entertainment
5.625%, 03/15/26(A)		2,480	2,527
Paysafe Finance
3.000%, 06/15/29	EUR	700	697
SD International Sukuk, MTN
6.300%, 05/09/22		13,384	669

Total Commercial Services			5,378

Communication & Media [0.4%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32(A)		14,950	13,518

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Computer Software [0.1%]
ZoomInfo Technologies
3.875%, 02/01/29(A)	$2,606	$2,385

Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)	6,900	6,797

Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)	2,700	2,528
Ritchie Bros Holdings
4.750%, 12/15/31(A)	460	450
Terex
5.000%, 05/15/29(A)	1,055	1,012
United Rentals North America
5.500%, 05/15/27	850	879
United Rentals North America
4.875%, 01/15/28	600	610
United Rentals North America
5.250%, 01/15/30	325	334
United Rentals North America
4.000%, 07/15/30	700	669
United Rentals North America
3.875%, 02/15/31	700	660

Total Construction Machinery		7,142

Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)	1,575	1,594
Allied Universal Holdco
9.750%, 07/15/27(A)	3,975	4,104
Allied Universal Holdco
6.000%, 06/01/29(A)	1,900	1,672
Garda World Security
4.625%, 02/15/27(A)	1,300	1,246
Garda World Security
6.000%, 06/01/29(A)	2,150	1,937
Go Daddy Operating
5.250%, 12/01/27(A)	1,475	1,482
GW B-CR Security
9.500%, 11/01/27(A)	4,018	4,118
Signal Parent
6.125%, 04/01/29(A)	$5,037	$4,105

Total Consumer Cyclical Services		20,258

Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)	3,325	3,120
Diamond BC BV
4.625%, 10/01/29(A)	1,650	1,481
Edgewell Personal Care
5.500%, 06/01/28(A)	875	874
Edgewell Personal Care
4.125%, 04/01/29(A)	900	828
Energizer Holdings
6.500%, 12/31/27(A)	600	594
Energizer Holdings
4.750%, 06/15/28(A)	725	659
Energizer Holdings
4.375%, 03/31/29(A)	2,200	1,926
Prestige Brands
3.750%, 04/01/31(A)	600	537

Total Consumer Products		10,019

Consumer Products & Services [0.2%]
Tempur Sealy International
4.000%, 04/15/29(A)	630	573
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26	7,500	7,388

Total Consumer Products & Services		7,961

Containers & Packaging [0.4%]
Graham Packaging
7.125%, 08/15/28(A)	1,095	994
Klabin Austria GmbH
3.200%, 01/12/31	9,700	8,512
Klabin Austria GmbH
7.000%, 04/03/49	4,185	4,408

Total Containers & Packaging		13,914

Diversified Manufacturing [0.2%]
Enovis
6.375%, 02/15/26(A)	150	155
Gates Global
6.250%, 01/15/26(A)	4,450	4,461

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
WESCO Distribution
7.250%, 06/15/28(A)		$2,250	$2,390

Total Diversified Manufacturing			7,006

Drugs [1.0%]
Diocle Spa
3.875%, Euribor 3 Month + 3.875%, 06/30/26	EUR	250	275
Teva Pharmaceutical Finance
6.150%, 02/01/36		6,830	6,912
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 05/09/30	EUR	4,305	4,440
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		1,820	1,915
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27		925	893
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		21,610	22,713
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29		765	735

Total Drugs			37,883

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		2,065	1,749

E-Commerce/Services [0.0%]
Uber Technologies
4.500%, 08/15/29(A)		965	906

Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)		3,190	3,090

Electric Utilities [1.6%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39		5,401	4,705
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79		$5,555	$5,585
Cikarang Listrindo
4.950%, 09/14/26		5,800	5,745
Electricidad Firme de Mexico Holdings
4.900%, 11/20/26		2,640	2,463
Empresas Publicas de Medellin ESP
4.375%, 02/15/31		1,190	1,028
Greenko Power II, MTN
4.300%, 12/13/28		950	891
Guacolda Energia
4.560%, 04/30/25		4,515	1,535
Leeward Renewable Energy Operations
4.250%, 07/01/29(A)		810	759
Mercury Chile Holdco
6.500%, 01/24/27(A)		8,100	7,754
Minejesa Capital BV
4.625%, 08/10/30		3,500	3,316
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	4,827
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	315
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		519	580
PG&E
5.000%, 07/01/28		1,075	1,039
PG&E
5.250%, 07/01/30		625	606
Stoneway Capital
10.000%, 03/01/27(B)		66,142	18,437

Total Electric Utilities			59,585

Electric-Distribution [0.3%]
Comision Federal de Electricidad
4.875%, 01/15/24		590	604
Comision Federal de Electricidad
3.875%, 07/26/33(A)		431	379
Comision Federal de Electricidad
5.750%, 02/14/42		414	393

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	$2,549
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26		7,015	5,963

Total Electric-Distribution			9,888

Electric-Transmission [0.2%]
Oryx Funding
5.800%, 02/03/31		6,250	6,251

Energy & Power [0.2%]
Greenko Solar Mauritius
5.950%, 07/29/26		5,235	5,308
India Green Energy Holdings
5.375%, 04/29/24		1,060	1,068
Sheridan Production Partners
0.000% (C)(L)		11	5

Total Energy & Power			6,381

Enterprise Software/Serv [0.0%]
Cedacri Mergeco SPA
4.625%, Euribor 3 Month + 4.625%, 05/15/28	EUR	900	989

Entertainment & Gaming [0.0%]
CDI Escrow Issuer
5.750%, 04/01/30(A)		970	980

Entertainment Software [0.0%]
Playtika Holding
4.250%, 03/15/29(A)		945	872

Export/Import Bank [0.0%]
Development Bank of Mongolia
7.250%, 10/23/23		204	206
Export-Import Bank of India
3.375%, 08/05/26		284	278
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	419

Total Export/Import Bank			903

Finance Companies [0.7%]
LD Holdings Group
6.500%, 11/01/25(A)		$980	$919
LD Holdings Group
6.125%, 04/01/28(A)		5,715	5,065
Navient
6.750%, 06/25/25		475	486
6.750%, 06/15/26		200	204
Navient
5.000%, 03/15/27		750	717
Navient
4.875%, 03/15/28		600	552
Navient
5.500%, 03/15/29		1,350	1,259
Rocket Mortgage
2.875%, 10/15/26(A)		1,200	1,100
Rocket Mortgage
3.625%, 03/01/29(A)		1,325	1,213
Rocket Mortgage
3.875%, 03/01/31(A)		2,190	1,971
Rocket Mortgage
4.000%, 10/15/33(A)		875	766
United Wholesale Mortgage
5.500%, 11/15/25(A)		4,820	4,675
5.500%, 04/15/29(A)		5,671	5,053
United Wholesale Mortgage
5.750%, 06/15/27(A)		1,310	1,215

Total Finance Companies			25,195

Financial Services [0.8%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		1,000	892
CSN Inova Ventures
6.750%, 01/28/28(A)		5,180	5,368
Encore Capital Group
4.250%, Euribor 3 Month + 4.250%, 01/15/28	EUR	800	878
4.250%, 06/01/28	GBP	300	363
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	991
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	1,173
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,523
Jefferies Finance
5.000%, 08/15/28(A)		795	761

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MGIC Investment
5.250%, 08/15/28	$370	$366
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)	1,305	1,227
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)	990	875
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)	3,235	3,292
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)	2,595	2,499
NT Rig Holdco PTE
12.000%, 12/20/22	3,009	2,709
NT Rig Holdco PTE
7.500%, 12/31/23	25,338	2,787
OEC Finance
5.250% PIK, 12/27/33	7,484	225
OEC Finance
7.125%, 12/26/46	6,679	200
OEC Finance
7.500%, 03/14/71	449	19
PennyMac Financial Services
5.375%, 10/15/25(A)	1,129	1,118
PRA Group
7.375%, 09/01/25(A)	930	969
PRA Group
5.000%, 10/01/29(A)	1,185	1,123
Russian Standard
13.000%, 10/27/22(B)	—	—
World Acceptance
7.000%, 11/01/26(A)	635	559

Total Financial Services		29,917

Food & Beverage [0.5%]
Aramark Services
6.375%, 05/01/25(A)	425	436
Aramark Services
5.000%, 02/01/28(A)	2,150	2,106
BellRing Brands
7.000%, 03/15/30(A)	1,475	1,509
Kraft Heinz Foods
5.200%, 07/15/45	200	216
Kraft Heinz Foods
4.375%, 06/01/46	2,775	2,733
Performance Food Group
4.250%, 08/01/29(A)	2,140	1,950
Post Holdings
5.750%, 03/01/27(A)	$632	$635
Post Holdings
5.625%, 01/15/28(A)	2,800	2,748
Post Holdings
5.500%, 12/15/29(A)	850	818
Post Holdings
4.625%, 04/15/30(A)	550	495
Post Holdings
4.500%, 09/15/31(A)	1,450	1,283
US Foods
6.250%, 04/15/25(A)	225	231
US Foods
4.750%, 02/15/29(A)	1,925	1,836
US Foods
4.625%, 06/01/30(A)	300	278

Total Food & Beverage		17,274

Food, Beverage & Tobacco [1.0%]
BRF
4.875%, 01/24/30	11,130	10,612
BRF
5.750%, 09/21/50	4,665	4,114
Central American Bottling
5.250%, 04/27/29(A)	1,800	1,794
Frigorifico Concepcion
7.700%, 07/21/28	4,910	4,370
Health & Happiness H&H International Holdings
5.625%, 10/24/24	7,450	6,629
Simmons Foods
4.625%, 03/01/29(A)	1,495	1,402
Triton Water Holdings
6.250%, 04/01/29(A)	390	333
Turning Point Brands
5.625%, 02/15/26(A)	2,315	2,246
Vector Group
10.500%, 11/01/26(A)	2,230	2,279
Vector Group
5.750%, 02/01/29(A)	1,925	1,753

Total Food, Beverage & Tobacco		35,532

Footwear and Related Apparel [0.0%]
Crocs
4.250%, 03/15/29(A)	1,608	1,423

Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)	2,175	2,115

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Boyd Gaming
4.750%, 12/01/27	$1,550	$1,538
4.750%, 06/15/31(A)	675	650
Caesars Entertainment
4.625%, 10/15/29(A)	625	587
CCM Merger
6.375%, 05/01/26(A)	225	227
Colt Merger Sub
5.750%, 07/01/25(A)	600	615
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,188
Colt Merger Sub
8.125%, 07/01/27(A)	4,229	4,535
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	438
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	403
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	879
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	246
MGM Resorts International
6.000%, 03/15/23	500	511
MGM Resorts International
6.750%, 05/01/25	575	595
MGM Resorts International
5.500%, 04/15/27	400	404
Midwest Gaming Borrower
4.875%, 05/01/29(A)	900	833
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,950	3,906
Penn National Gaming
5.625%, 01/15/27(A)	250	248
Penn National Gaming
4.125%, 07/01/29(A)	1,585	1,419
Raptor Acquisition
4.875%, 11/01/26(A)	425	407
Scientific Games Holdings
6.625%, 03/01/30(A)	1,050	1,035
Scientific Games International
8.625%, 07/01/25(A)	1,525	1,603
Scientific Games International
8.250%, 03/15/26(A)	$1,050	$1,094
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,232
Station Casinos
4.500%, 02/15/28(A)	6,310	6,009
Station Casinos
4.625%, 12/01/31(A)	2,015	1,843
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	197
VICI Properties
3.500%, 02/15/25(A)	75	74
VICI Properties
4.250%, 12/01/26(A)	900	896
VICI Properties
4.625%, 12/01/29(A)	1,175	1,175

Total Gaming		36,902

Gold Mining [0.4%]
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	9,450	9,296
GCM Mining
6.875%, 08/09/26	5,976	5,334

Total Gold Mining		14,630

Health Insurance [0.1%]
Centene
4.250%, 12/15/27	1,075	1,079
Centene
2.450%, 07/15/28	450	411
Centene
4.625%, 12/15/29	500	506
Centene
3.375%, 02/15/30	250	235
Centene
3.000%, 10/15/30	1,225	1,130
Centene
2.625%, 08/01/31	1,550	1,379

Total Health Insurance		4,740

Healthcare [1.7%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	876

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Acadia Healthcare
5.000%, 04/15/29(A)	$250	$247
AdaptHealth
4.625%, 08/01/29(A)	1,325	1,199
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,184
AHP Health Partners
5.750%, 07/15/29(A)	825	767
Avantor Funding
4.625%, 07/15/28(A)	1,975	1,950
Avantor Funding
3.875%, 11/01/29(A)	1,750	1,645
Charles River Laboratories International
4.250%, 05/01/28(A)	100	98
Charles River Laboratories International
3.750%, 03/15/29(A)	475	448
Charles River Laboratories International
4.000%, 03/15/31(A)	475	446
CHS
8.000%, 03/15/26(A)	1,675	1,744
8.000%, 12/15/27(A)	300	318
CHS
5.625%, 03/15/27(A)	750	765
CHS
6.000%, 01/15/29(A)	250	253
CHS
6.875%, 04/15/29(A)	2,500	2,456
CHS
6.125%, 04/01/30(A)	1,100	1,024
CHS
5.250%, 05/15/30(A)	750	721
DaVita
4.625%, 06/01/30(A)	2,440	2,285
Embecta
5.000%, 02/15/30(A)	475	448
Embecta
6.750%, 02/15/30(A)	800	802
Global Medical Response
6.500%, 10/01/25(A)	2,650	2,630
HCA
5.875%, 05/01/23	700	720
5.875%, 02/15/26	700	740
HCA
5.375%, 02/01/25	550	573
HCA
3.500%, 09/01/30	2,225	2,141
IQVIA
5.000%, 10/15/26(A)	1,075	1,096
5.000%, 05/15/27(A)	$325	$330
LifePoint Health
6.750%, 04/15/25(A)	1,250	1,288
LifePoint Health
4.375%, 02/15/27(A)	400	387
LifePoint Health
5.375%, 01/15/29(A)	850	803
MEDNAX
5.375%, 02/15/30(A)	1,075	1,039
Mozart Debt Merger Sub
3.875%, 04/01/29(A)	1,575	1,455
Mozart Debt Merger Sub
5.250%, 10/01/29(A)	4,125	3,855
MPH Acquisition Holdings
5.500%, 09/01/28(A)	1,560	1,498
MPH Acquisition Holdings
5.750%, 11/01/28(A)	5,539	5,019
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	1,775	1,858
Team Health Holdings
6.375%, 02/01/25(A)	1,700	1,526
Tenet Healthcare
4.625%, 07/15/24	257	258
Tenet Healthcare
4.875%, 01/01/26(A)	550	557
Tenet Healthcare
6.250%, 02/01/27(A)	1,800	1,848
Tenet Healthcare
5.125%, 11/01/27(A)	2,075	2,085
Tenet Healthcare
6.125%, 10/01/28(A)	5,155	5,239
Tenet Healthcare
4.250%, 06/01/29(A)	900	865
Tenet Healthcare
6.875%, 11/15/31	890	950
Vizient
6.250%, 05/15/27(A)	1,600	1,648

Total Healthcare		60,084

Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)	1,200	1,150
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31(A)	824	764
Marriott Ownership Resorts
4.750%, 01/15/28	3,890	3,744

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Travel + Leisure
6.625%, 07/31/26(A)	$1,495	$1,559

Total Hotels and Motels		7,217

Independent Energy [1.6%]
Antero Resources
8.375%, 07/15/26(A)	258	284
Antero Resources
7.625%, 02/01/29(A)	271	293
Antero Resources
5.375%, 03/01/30(A)	975	997
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	2,780	2,850
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	276	378
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)	3,095	3,251
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)	1,055	1,042
Berry Petroleum
7.000%, 02/15/26(A)	550	543
Callon Petroleum
9.000%, 04/01/25(A)	375	398
Callon Petroleum
6.375%, 07/01/26	1,195	1,188
Callon Petroleum
8.000%, 08/01/28(A)	695	733
Carrizo Oil & Gas
8.250%, 07/15/25	325	328
Centennial Resource Production
5.375%, 01/15/26(A)	250	242
Centennial Resource Production
6.875%, 04/01/27(A)	1,475	1,483
Chesapeake Energy
5.500%, 02/01/26(A)	3,870	3,965
Chesapeake Energy
5.875%, 02/01/29(A)	225	232
Chesapeake Energy
7.000%, 12/31/49(D)	575	10
Comstock Resources
7.500%, 05/15/25(A)	930	944
Comstock Resources
6.750%, 03/01/29(A)	2,300	2,372
Comstock Resources
5.875%, 01/15/30(A)	2,330	2,296
CrownRock
5.625%, 10/15/25(A)	$3,370	$3,435
CrownRock
5.000%, 05/01/29(A)	1,253	1,253
Endeavor Energy Resources
6.625%, 07/15/25(A)	725	752
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	931
EQT Corp
5.000%, 01/15/29	300	310
EQT Corp
3.125%, 05/15/26(A)	750	726
EQT Corp
3.625%, 05/15/31(A)	500	476
Oasis Petroleum
6.375%, 06/01/26(A)	300	308
Occidental Petroleum
8.000%, 07/15/25	750	842
Occidental Petroleum
5.875%, 09/01/25	2,000	2,124
Occidental Petroleum
8.875%, 07/15/30	1,050	1,344
Occidental Petroleum
6.625%, 09/01/30	1,050	1,205
Occidental Petroleum
7.500%, 05/01/31	335	409
Occidental Petroleum
7.875%, 09/15/31	660	823
Occidental Petroleum
6.450%, 09/15/36	4,545	5,356
Occidental Petroleum
4.300%, 08/15/39	1,575	1,488
Occidental Petroleum
4.400%, 08/15/49	175	165
PDC Energy
6.125%, 09/15/24	387	392
PDC Energy
5.750%, 05/15/26	1,995	2,022
Range Resources
5.000%, 03/15/23	187	188
Range Resources
4.875%, 05/15/25	397	402
Range Resources
8.250%, 01/15/29	975	1,069
Range Resources
4.750%, 02/15/30(A)	575	571
Rockcliff Energy II
5.500%, 10/15/29(A)	800	802
SM Energy
5.625%, 06/01/25	500	499

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
SM Energy
6.750%, 09/15/26		$1,075	$1,102
SM Energy
6.625%, 01/15/27		1,170	1,200
SM Energy
6.500%, 07/15/28		1,290	1,335
Southwestern Energy
7.750%, 10/01/27		375	397
Southwestern Energy
8.375%, 09/15/28		375	413
Southwestern Energy
5.375%, 03/15/30		625	635
Southwestern Energy
4.750%, 02/01/32		475	474
Tap Rock Resources
7.000%, 10/01/26(A)		1,100	1,144
Ultra Resources
7.125%, 04/15/25		—	—

Total Independent Energy			58,421

Industrial - Other [0.2%]
Booz Allen Hamilton
4.000%, 07/01/29(A)		225	220
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	758
Madison IAQ
4.125%, 06/30/28(A)		250	231
Madison IAQ
5.875%, 06/30/29(A)		4,050	3,594
Redwood Star Merger Sub
8.750%, 04/01/30(A)		2,225	2,130
Roller Bearing of America
4.375%, 10/15/29(A)		945	881
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		1,200	1,189

Total Industrial - Other			9,003

Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	2,929
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	4,081

Total Industrial Services			7,010

Industrials [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	$324
Deuce Finco
5.500%, 06/15/27	GBP	500	627

Total Industrials			951

Insurance - P&C [1.2%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,275	1,262
AmWINS Group
4.875%, 06/30/29(A)		2,500	2,388
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,157	2,286
AssuredPartners
7.000%, 08/15/25(A)		4,230	4,203
AssuredPartners
5.625%, 01/15/29(A)		2,404	2,213
BroadStreet Partners
5.875%, 04/15/29(A)		4,100	3,823
GTCR AP Finance
8.000%, 05/15/27(A)		2,840	2,873
HUB International
7.000%, 05/01/26(A)		9,075	9,177
HUB International
5.625%, 12/01/29(A)		1,675	1,600
NFP
6.875%, 08/15/28(A)		8,517	8,112
Ryan Specialty Group
4.375%, 02/01/30(A)		400	378
USI
6.875%, 05/01/25(A)		4,525	4,540

Total Insurance - P&C			42,855

Internet Connectiv Svcs [0.1%]
United Group BV
4.125%, Euribor 3 Month + 4.125%, 05/15/25	EUR	1,500	1,644
United Group BV
3.250%, Euribor 3 Month + 3.250%, 02/15/26	EUR	650	685
United Group BV
3.625%, 02/15/28	EUR	300	299

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Group BV
4.875%, Euribor 3 Month + 4.875%, 02/01/29(A)	EUR	600	$648

Total Internet Connectiv Svcs			3,276

Internet Telephony [0.0%]
Cablevision Lightpath
5.625%, 09/15/28(A)		1,605	1,465

Investment Bank/Broker-Dealer [0.0%]
Aretec Escrow Issuer
7.500%, 04/01/29(A)		965	927

Investment Companies [0.2%]
Compass Group Diversified Holdings
5.250%, 04/15/29(A)		1,096	1,036
Hightower Holding
6.750%, 04/15/29(A)		1,947	1,903
Icahn Enterprises
5.250%, 05/15/27		2,885	2,831

Total Investment Companies			5,770

Leisure [0.3%]
Live Nation Entertainment
3.750%, 01/15/28(A)		975	916
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		3,375	3,219
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,751
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	209
Viking Cruises
6.250%, 05/15/25(A)		2,450	2,294
VOC Escrow
5.000%, 02/15/28(A)		1,005	938

Total Leisure			9,327

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	310
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	870
Hilton Domestic Operating
4.875%, 01/15/30		375	374
Hilton Domestic Operating
3.625%, 02/15/32(A)		$725	$653
RHP Hotel Properties
4.750%, 10/15/27		1,650	1,588

Total Lodging			3,795

Lottery Services [0.0%]
Allwyn Entertainment Financing UK
4.125%, Euribor 3 Month + 4.125%, 02/15/28	EUR	1,000	1,086

Mach Tools and Rel Products [0.0%]
Norican
4.500%, 05/15/23	EUR	837	898

Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		1,005	1,048

Marine Services [0.2%]
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24		7,450	7,286

Media Entertainment [2.0%]
AMC Networks
4.250%, 02/15/29		725	677
Audacy Capital
6.500%, 05/01/27(A)		2,050	1,929
Audacy Capital
6.750%, 03/31/29(A)		1,350	1,261
Cumulus Media New Holdings
6.750%, 07/01/26(A)		1,648	1,648
Diamond Sports Group
5.375%, 08/15/26(A)		3,995	1,548
Diamond Sports Group
6.625%, 08/15/27(A)		1,750	363
Gray Escrow II
5.375%, 11/15/31(A)		1,375	1,315
Gray Television
5.875%, 07/15/26(A)		1,400	1,434
Gray Television
7.000%, 05/15/27(A)		1,300	1,355
Gray Television
4.750%, 10/15/30(A)		1,815	1,690
iHeartCommunications
6.375%, 05/01/26		444	457

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
iHeartCommunications
8.375%, 05/01/27		$6,799	$7,037
iHeartCommunications
5.250%, 08/15/27(A)		600	593
iHeartCommunications
4.750%, 01/15/28(A)		1,350	1,289
Lamar Media
3.750%, 02/15/28		450	427
Lamar Media
4.875%, 01/15/29		1,525	1,514
Match Group
5.000%, 12/15/27(A)		1,225	1,221
Match Group
4.625%, 06/01/28(A)		2,388	2,316
Match Group
4.125%, 08/01/30(A)		1,275	1,195
Match Group Holdings II
3.625%, 10/01/31(A)		800	719
News
5.125%, 02/15/32(A)		150	151
Nexstar Broadcasting
5.625%, 07/15/27(A)		4,325	4,385
Nexstar Broadcasting
4.750%, 11/01/28(A)		900	876
Nielsen Finance
5.625%, 10/01/28(A)		825	831
Nielsen Finance
4.500%, 07/15/29(A)		450	449
Nielsen Finance
5.875%, 10/01/30(A)		1,275	1,278
Nielsen Finance
4.750%, 07/15/31(A)		800	799
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		550	553
Outfront Media Capital
4.250%, 01/15/29(A)		975	907
Outfront Media Capital
4.625%, 03/15/30(A)		875	824
ROBLOX
3.875%, 05/01/30(A)		2,485	2,328
Scripps Escrow
5.875%, 07/15/27(A)		1,900	1,910
Scripps Escrow II
3.875%, 01/15/29(A)		450	419
Scripps Escrow II
5.375%, 01/15/31(A)		1,075	1,029
Sinclair Television Group
5.875%, 03/15/26(A)		1,825	1,779
Sinclair Television Group
5.125%, 02/15/27(A)		5,000	4,538
Sinclair Television Group
5.500%, 03/01/30(A)		$725	$627
Sinclair Television Group
4.125%, 12/01/30(A)		175	156
Stagwell Global
5.625%, 08/15/29(A)		4,150	3,933
TEGNA
4.625%, 03/15/28		2,505	2,492
TEGNA
5.000%, 09/15/29		3,780	3,789
Terrier Media Buyer
8.875%, 12/15/27(A)		6,650	6,819
Univision Communications
4.500%, 05/01/29(A)		775	738
Urban One
7.375%, 02/01/28(A)		1,850	1,859
WMG Acquisition
3.750%, 12/01/29(A)		475	446

Total Media Entertainment			73,903

Medical Labs and Testing Srv [0.1%]
US Acute Care Solutions
6.375%, 03/01/26(A)		1,835	1,812

Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19		1,000	50
Cidron Aida Finco Sarl
5.000%, 04/01/28	EUR	400	414
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,592
Tenet Healthcare
4.375%, 01/15/30(A)		650	624

Total Medical Products & Services			2,680

Metal-Copper [0.4%]
First Quantum Minerals
7.250%, 04/01/23		4,741	4,747
First Quantum Minerals
6.875%, 03/01/26		6,505	6,693
6.875%, 10/15/27		2,800	2,936

Total Metal-Copper			14,376

Metal-Iron [0.4%]
Samarco Mineracao
5.750%, 10/24/23(B)		4,922	3,310
Samarco Mineracao
5.375%, 09/26/24(B)		11,800	7,936

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
TMS International
6.250%, 04/15/29(A)	$1,975	$1,876

Total Metal-Iron		13,122

Metals & Mining [0.8%]
Cleveland-Cliffs
4.625%, 03/01/29(A)	1,800	1,769
Cleveland-Cliffs
4.875%, 03/01/31(A)	1,500	1,480
Coeur Mining
5.125%, 02/15/29(A)	1,450	1,259
Freeport-McMoRan
5.250%, 09/01/29	400	419
Freeport-McMoRan
5.400%, 11/14/34	625	694
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	376	390
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	251	262
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	902	1,011
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50	217	217
Vedanta Resources
6.375%, 07/30/22	11,501	11,184
Vedanta Resources
6.125%, 08/09/24	3,930	3,444
Vedanta Resources Finance II
8.000%, 04/23/23	3,380	3,242
Vedanta Resources Finance II
8.950%, 03/11/25	4,735	4,611

Total Metals & Mining		29,982

Midstream [1.5%]
AmeriGas Partners
5.500%, 05/20/25	375	375
AmeriGas Partners
5.875%, 08/20/26	1,175	1,174
AmeriGas Partners
5.750%, 05/20/27	925	920
Antero Midstream Partners
7.875%, 05/15/26(A)	675	731
Antero Midstream Partners
5.750%, 03/01/27(A)	4,200	4,277
5.750%, 01/15/28(A)	$1,800	$1,838
Antero Midstream Partners
5.375%, 06/15/29(A)	950	949
Cheniere Energy
4.625%, 10/15/28	1,300	1,310
Cheniere Energy Partners
4.500%, 10/01/29	1,175	1,180
Cheniere Energy Partners
4.000%, 03/01/31	1,875	1,818
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	1,124
Crestwood Midstream Partners
8.000%, 04/01/29(A)	1,125	1,201
DT Midstream
4.375%, 06/15/31(A)	1,500	1,436
EQM Midstream Partners
4.500%, 01/15/29(A)	300	282
EQM Midstream Partners
4.750%, 01/15/31(A)	1,450	1,356
EQT Midstream Partners
4.750%, 07/15/23	245	247
EQT Midstream Partners
6.000%, 07/01/25(A)	675	684
EQT Midstream Partners
6.500%, 07/01/27(A)	3,430	3,583
6.500%, 07/15/48	925	892
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,444
Hess Midstream Operations
5.625%, 02/15/26(A)	575	590
Hess Midstream Operations
5.125%, 06/15/28(A)	825	827
Hess Midstream Operations
4.250%, 02/15/30(A)	525	495
Holly Energy Partners
5.000%, 02/01/28(A)	1,550	1,470
NuStar Logistics
5.625%, 04/28/27	1,500	1,467
Rattler Midstream
5.625%, 07/15/25(A)	1,350	1,370
Solaris Midstream Holdings
7.625%, 04/01/26(A)	725	749
Suburban Propane Partners
5.875%, 03/01/27	1,775	1,800
Suburban Propane Partners
5.000%, 06/01/31(A)	1,675	1,570
Summit Midstream Holdings
5.750%, 04/15/25	1,725	1,410

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Targa Resources Partners
5.875%, 04/15/26		$825	$851
Targa Resources Partners
6.500%, 07/15/27		2,050	2,157
Targa Resources Partners
5.000%, 01/15/28		1,875	1,900
Targa Resources Partners
5.500%, 03/01/30		1,475	1,538
TransMontaigne Partners
6.125%, 02/15/26		700	692
Western Midstream Operating
4.000%, 07/01/22		600	600
Western Midstream Operating
4.650%, 07/01/26		150	154
Western Midstream Operating
4.500%, 03/01/28		1,050	1,071
Western Midstream Operating
4.750%, 08/15/28		200	206
Western Midstream Operating
5.450%, 04/01/44		400	406
Western Midstream Operating
5.300%, 03/01/48		2,350	2,327
Western Midstream Operating
5.500%, 08/15/48		800	790
Western Midstream Operating
5.750%, 02/01/50		840	819

Total Midstream			53,080

Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,103	1,062
Bombardier
7.500%, 03/15/25(A)		879	883

Total Miscellaneous Manufacturing			1,945

Motion Pictures and Services [0.0%]
Allen Media
10.500%, 02/15/28(A)		608	599

Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		$650	$628
Nacional del Cobre de Chile
5.625%, 10/18/43		582	674
Nacional del Cobre de Chile
4.875%, 11/04/44		256	271
Nacional del Cobre de Chile
4.375%, 02/05/49		339	342
Nacional del Cobre de Chile
3.150%, 01/15/51		346	282

Total Non-Ferrous Metals			2,197

Oil Field Services [0.6%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,377
Archrock Partners
6.250%, 04/01/28(A)		2,575	2,538
ChampionX
6.375%, 05/01/26		625	638
Nabors Industries
9.000%, 02/01/25(A)		1,925	2,002
Nabors Industries
7.250%, 01/15/26(A)		1,400	1,400
Nabors Industries
7.375%, 05/15/27(A)		805	838
Nabors Industries
7.500%, 01/15/28(A)		675	658
Oceaneering International
6.000%, 02/01/28		750	729
Precision Drilling
7.125%, 01/15/26(A)		475	485
Precision Drilling
6.875%, 01/15/29(A)		1,555	1,578
Shelf Drilling Holdings
8.250%, 02/15/25(A)		800	658
Transocean Phoenix 2
7.750%, 10/15/24(A)		437	441
Transocean Proteus
6.250%, 12/01/24(A)		800	794
USA Compression Partners
6.875%, 04/01/26		3,225	3,263
6.875%, 09/01/27		1,725	1,731

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Weatherford International
8.625%, 04/30/30(A)		$1,195	$1,213

Total Oil Field Services			21,343

Packaging [1.1%]
ARD Finance
6.500% PIK, 06/30/27(A)		3,057	2,795
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		1,725	1,557
Ardagh Packaging Finance
5.250%, 08/15/27(A)		4,200	3,896
Ball
2.875%, 08/15/30		1,000	897
Berry Global Escrow
4.875%, 07/15/26(A)		900	911
Berry Global Escrow
5.625%, 07/15/27(A)		525	533
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		5,650	5,318
Crown Americas
4.750%, 02/01/26		1,450	1,462
Crown Americas
5.250%, 04/01/30(A)		350	359
Flex Acquisition
6.875%, 01/15/25(A)		2,725	2,732
Flex Acquisition
7.875%, 07/15/26(A)		3,975	4,114
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		900	896
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		2,050	2,032
OI European Group BV
4.750%, 02/15/30(A)		925	860
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	970
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,875	1,905
Owens-Brockway Glass Container
6.625%, 05/13/27(A)		506	503
Trident TPI Holdings
9.250%, 08/01/24(A)		1,600	1,608
Trident TPI Holdings
6.625%, 11/01/25(A)		1,525	1,495
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		$700	$695
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,925	2,910

Total Packaging			38,448

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,775	1,795
Clearwater Paper
4.750%, 08/15/28(A)		1,000	929
Graphic Packaging International
4.750%, 07/15/27(A)		300	303
Graphic Packaging International
3.500%, 03/15/28(A)		600	564
3.500%, 03/01/29(A)		525	483
Graphic Packaging International
3.750%, 02/01/30(A)		175	160

Total Paper			4,234

Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)		914	916
Fabric BC
4.125%, Euribor 3 Month + 4.125%, 08/31/26	EUR	200	218
Schweitzer-Mauduit International
6.875%, 10/01/26(A)		3,778	3,571
Sylvamo
7.000%, 09/01/29(A)		1,755	1,722

Total Paper & Related Products			6,427

Petrochemicals [0.0%]
Braskem America Finance
7.125%, 07/22/41		1,285	1,416

Petroleum & Fuel Products [6.8%]
California Resources
7.125%, 02/01/26(A)		1,750	1,819
Canacol Energy
5.750%, 11/24/28		3,600	3,391
5.750%, 11/24/28(A)		8,828	8,298

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Civitas Resources
5.000%, 10/15/26(A)	$1,306	$1,295
DCP Midstream Operating
6.450%, 11/03/36(A)	275	317
DNO
8.375%, 05/29/24(A)	6,895	6,964
DNO
7.875%, 09/09/26(A)	6,530	6,489
Ecopetrol
6.875%, 04/29/30	10,267	10,782
Ecopetrol
5.875%, 05/28/45	2,655	2,331
5.875%, 11/02/51	3,608	3,068
Empresa Nacional del Petroleo
3.750%, 08/05/26	230	230
Empresa Nacional del Petroleo
4.500%, 09/14/47	576	487
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/71	430	385
Ensign Drilling
9.250%, 04/15/24(A)	1,660	1,639
Frontera Energy
7.875%, 06/21/28	7,565	7,089
Geopark
5.500%, 01/17/27	7,850	7,483
Harbour Energy
5.500%, 10/15/26(A)	1,350	1,333
Hilcorp Energy I
6.250%, 11/01/28(A)	2,756	2,791
Hilcorp Energy I
6.000%, 02/01/31(A)	1,500	1,504
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28	2,290	2,298
KazMunayGas National JSC
5.375%, 04/24/30	589	568
KazMunayGas National JSC
3.500%, 04/14/33	279	233
KazMunayGas National JSC
6.375%, 10/24/48	486	460
Kosmos Energy
7.125%, 04/04/26	8,600	8,407
Kosmos Energy
7.500%, 03/01/28	500	481
Laredo Petroleum
7.750%, 07/31/29(A)	$410	$414
Latina Offshore
8.875%, 10/15/22(A)	26,126	16,263
Leviathan Bond
5.750%, 06/30/23(A)	1,025	1,040
Leviathan Bond
6.125%, 06/30/25(A)	2,370	2,419
Leviathan Bond
6.500%, 06/30/27(A)	10,051	10,300
Leviathan Bond
6.750%, 06/30/30(A)	4,630	4,781
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,945	4,019
MC Brazil Downstream Trading SARL
7.250%, 06/30/31	6,945	6,390
Medco Oak Tree Pte
7.375%, 05/14/26	6,200	6,250
Nabors Industries
5.750%, 02/01/25	450	439
New Fortress Energy
6.750%, 09/15/25(A)	4,440	4,456
New Fortress Energy
6.500%, 09/30/26(A)	1,995	1,970
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	25,009	6,852
Occidental Petroleum
6.600%, 03/15/46	915	1,075
Offshore Drilling Holding
8.375%, 10/19/20	38,575	3,086
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	233
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	413
Oleoducto Central
4.000%, 07/14/27	1,915	1,807
Oro Negro Drilling Pte
0.000%, (C) (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	925
Patterson-UTI Energy
5.150%, 11/15/29	1,825	1,780
Penn Virginia Holdings
9.250%, 08/15/26(A)	1,115	1,176
Pertamina Persero
6.000%, 05/03/42	216	240

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Pertamina Persero, MTN
6.450%, 05/30/44	$200	$235
Pertamina Persero, MTN
4.175%, 01/21/50	371	343
Peru LNG Srl
5.375%, 03/22/30	5,200	4,612
Petrobras Global Finance
6.850%, 06/05/15	12,120	11,310
Petrobras Global Finance BV
5.500%, 06/10/51	2,630	2,261
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	1,780
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	576
Petroleos del Peru
5.625%, 06/19/47	755	634
5.625%, 06/19/47(A)	450	378
Petroleos Mexicanos
6.350%, 02/12/48	577	454
Petroleos Mexicanos
7.690%, 01/23/50	2,319	2,030
Petroleos Mexicanos
6.950%, 01/28/60	3,007	2,465
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,775	1,446
Petronas Capital, MTN
2.480%, 01/28/32	546	509
Petronas Capital, MTN
4.550%, 04/21/50	799	885
Petronas Capital, MTN
4.800%, 04/21/60	293	341
Petronas Capital, MTN
3.404%, 04/28/61	812	722
Puma International Financing
5.000%, 01/24/26	9,315	8,770
Qatar Energy
3.125%, 07/12/41	1,516	1,383
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,696
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,310	1,329
ShaMaran Petroleum
12.000%, 07/05/23(A)	17,728	17,728
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	224	239
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	386
Southern Gas Corridor CJSC
6.875%, 03/24/26	$827	$906
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	362	403
Summit Midstream Holdings
8.500%, 10/15/26(A)	975	935
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,825	1,922
Talos Production
12.000%, 01/15/26	740	801
Tengizchevroil Finance International
3.250%, 08/15/30	6,200	5,051
Transocean Pontus
6.125%, 08/01/25(A)	738	736
Tullow Oil
10.250%, 05/15/26	5,420	5,529
YPF
2.500%, 9.000%, 1/1/23, 02/12/26(E)	13,488	12,080
4.000%, 9.000%, 1/1/23, 06/30/29(E)	1,763	1,299

Total Petroleum & Fuel Products		248,644

Pharmaceuticals [0.7%]
Bausch Health
6.125%, 04/15/25(A)	2,417	2,438
6.125%, 02/01/27(A)	300	302
Bausch Health
5.500%, 11/01/25(A)	900	898
Bausch Health
9.000%, 12/15/25(A)	550	570
Bausch Health
5.750%, 08/15/27(A)	275	271
Bausch Health
5.000%, 01/30/28(A)	625	515
5.000%, 02/15/29(A)	600	472
Bausch Health
4.875%, 06/01/28(A)	425	407
Bausch Health
6.250%, 02/15/29(A)	3,150	2,583
Bausch Health
7.250%, 05/30/29(A)	1,950	1,669
Bausch Health
5.250%, 01/30/30(A)	800	628
5.250%, 02/15/31(A)	375	293
Bausch Health Americas
9.250%, 04/01/26(A)	750	769

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Bausch Health Americas
8.500%, 01/31/27(A)	$1,975	$1,974
Catalent Pharma Solutions
3.500%, 04/01/30(A)	675	616
Emergent BioSolutions
3.875%, 08/15/28(A)	2,815	2,525
Endo Dac
6.000%, 06/30/28(A)	1,000	565
Grifols Escrow Issuer
4.750%, 10/15/28(A)	450	424
Jazz Securities DAC
4.375%, 01/15/29(A)	1,950	1,892
Mallinckrodt International Finance
5.625%, 10/15/23(A) (B)	750	367
Mallinckrodt International Finance
5.500%, 04/15/25(A) (B)	2,575	1,249
Organon
4.125%, 04/30/28(A)	425	406
Organon
5.125%, 04/30/31(A)	1,750	1,694
Par Pharmaceutical
7.500%, 04/01/27(A)	1,825	1,703
Syneos Health
3.625%, 01/15/29(A)	1,525	1,399

Total Pharmaceuticals		26,629

Printing & Publishing [0.2%]
Cimpress
7.000%, 06/15/26(A)	4,837	4,633
Deluxe
8.000%, 06/01/29(A)	1,005	1,021

Total Printing & Publishing		5,654

Real Estate [0.1%]
PCPD Capital
5.125%, 06/18/26	5,000	4,843

Real Estate Investment Trusts [0.5%]
American Finance Trust
4.500%, 09/30/28(A)	1,290	1,164
Brookfield Property REIT
5.750%, 05/15/26(A)	2,955	2,928
Brookfield Property REIT
4.500%, 04/01/27(A)	4,060	3,796
New Residential Investment
6.250%, 10/15/25(A)	$4,270	$4,099
Trust Fibra Uno
6.390%, 01/15/50	2,050	2,072
Uniti Group
4.750%, 04/15/28(A)	1,025	970
Uniti Group
6.500%, 02/15/29(A)	1,990	1,860
Uniti Group
6.000%, 01/15/30(A)	1,030	927

Total Real Estate Investment Trusts		17,816

Real Estate Oper/Develop [2.1%]
Alam Sutera Realty
6.000%cash/6.25% PIK, 05/02/24	21,000	17,430
Arabian Centres Sukuk II
5.625%, 10/07/26	4,690	4,462
Central China Real Estate
7.250%, 08/13/24	3,100	1,325
CFLD Cayman Investment
8.625%, 02/28/21(B)	729	115
CFLD Cayman Investment
8.600%, 04/08/24	10,690	1,623
China Evergrande Group
8.250%, 03/23/22	1,950	263
China Evergrande Group
10.000%, 04/11/23	2,390	311
China Evergrande Group
7.500%, 06/28/23	10,000	1,275
China Evergrande Group
9.500%, 03/29/24	2,695	343
China Evergrande Group
8.750%, 06/28/25	5,455	682
China SCE Group Holdings
7.250%, 04/19/23	1,510	1,087
Country Garden Holdings
5.125%, 01/17/25	2,600	2,002
Dar Al-Arkan Sukuk
6.750%, 02/15/25	3,125	3,146
Dar Al-Arkan Sukuk
6.875%, 02/26/27	8,200	8,233
Fantasia Holdings Group
15.000%, 12/18/21(B)	1,920	278
Fantasia Holdings Group
12.250%, 10/18/22	4,075	571
Fantasia Holdings Group
10.875%, 01/09/23	2,555	364

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Fantasia Holdings Group
11.875%, 06/01/23		$2,165	$309
Haya Finance 2017
5.250%, 11/15/22	EUR	645	497
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/22		9,000	6,675
Howard Hughes
4.125%, 02/01/29(A)		770	723
IRSA Propiedades Comerciales
8.750%, 03/23/23		31	30
Kaisa Group Holdings
8.500%, 06/30/22		4,562	851
Kaisa Group Holdings
11.500%, 01/30/23		4,430	866
Kaisa Group Holdings
10.875%, 07/23/23		2,625	519
Kaisa Group Holdings
9.375%, 06/30/24(B)		4,682	915
Kaisa Group Holdings
11.250%, 04/16/25		2,804	512
Kaisa Group Holdings
11.700%, 11/11/25(B)		2,021	367
KWG Group Holdings
6.000%, 09/15/22		1,600	960
MAF Global Securities
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/70		4,400	4,415
Pakuwon Jati
4.875%, 04/29/28		6,000	5,726
Redco Properties Group, MTN
9.900%, 02/17/24		2,905	610
Redsun Properties Group
7.300%, 01/13/25		2,230	346
Scenery Journey
11.500%, 10/24/22		2,310	243
Scenery Journey
12.000%, 10/24/23		6,797	615
Sunac China Holdings
7.250%, 06/14/22		4,833	1,873
Sunac China Holdings
7.500%, 02/01/24		4,586	1,192
Sunac China Holdings
6.500%, 01/10/25		3,315	822
Yuzhou Group Holdings
6.350%, 01/13/27		2,090	240
Yuzhou Group Holdings, MTN
7.813%, 01/21/23		$7,628	$1,182
Zhenro Properties Group
8.700%, 08/03/22		2,980	372
Zhenro Properties Group
6.500%, 09/01/22		5,680	781
Zhenro Properties Group
9.150%, 05/06/23		3,515	457
Zhenro Properties Group
7.875%, 04/14/24		2,515	277

Total Real Estate Oper/Develop			75,885

Restaurants [0.3%]
1011778 BC ULC
3.875%, 01/15/28(A)		375	355
1011778 BC ULC
4.375%, 01/15/28(A)		850	816
1011778 BC ULC
3.500%, 02/15/29(A)		625	581
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	5,468
KFC Holding
4.750%, 06/01/27(A)		975	990
Yum! Brands
4.750%, 01/15/30(A)		925	910
Yum! Brands
3.625%, 03/15/31		825	752
Yum! Brands Inc
4.625%, 01/31/32		1,230	1,190

Total Restaurants			11,062

Retail [1.5%]
At Home Group
4.875%, 07/15/28(A)		700	619
At Home Group
7.125%, 07/15/29(A)		1,315	1,141
Bath & Body Works
6.950%, 03/01/33		1,008	1,041
Bath & Body Works
6.750%, 07/01/36		985	1,007
Bed Bath & Beyond
5.165%, 08/01/44		1,835	1,299
Bloomin’ Brands
5.125%, 04/15/29(A)		1,940	1,831
BlueLinx Holdings
6.000%, 11/15/29(A)		885	823
Carvana
5.625%, 10/01/25(A)		4,145	3,909

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
EG Global Finance PLC
6.250%, 10/30/25	EUR	1,200	$1,322
Fertitta Entertainment
6.750%, 01/15/30(A)		1,340	1,233
FirstCash
4.625%, 09/01/28(A)		990	922
FirstCash
5.625%, 01/01/30(A)		1,124	1,083
Foot Locker
4.000%, 10/01/29(A)		2,120	1,857
Future Retail
5.600%, 01/22/25		16,200	8,910
Grupo Axo SAPI
5.750%, 06/08/26		4,595	4,336
Guitar Center
8.500%, 01/15/26(A)		726	741
Lion
4.000%, Euribor 3 Month + 4.000%, 07/01/26	EUR	700	770
Macy’s Retail Holdings
5.875%, 04/01/29(A)		825	819
Macy’s Retail Holdings
5.125%, 01/15/42		370	299
Michaels
5.250%, 05/01/28(A)		1,340	1,230
Michaels
7.875%, 05/01/29(A)		2,095	1,784
Park River Holdings
5.625%, 02/01/29(A)		2,020	1,632
Park River Holdings
6.750%, 08/01/29(A)		1,020	851
QVC
5.450%, 08/15/34		4,425	3,695
Shiba Bidco
4.500%, 10/31/28	EUR	800	850
Sonic Automotive
4.625%, 11/15/29(A)		1,100	983
Sonic Automotive
4.875%, 11/15/31(A)		1,025	909
Victoria’s Secret
4.625%, 07/15/29(A)		1,605	1,444
Vivo Energy Investments BV
5.125%, 09/24/27		7,400	7,326

Total Retail			54,666

Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		825	844
Asbury Automotive Group
4.625%, 11/15/29(A)		$634	$593
Asbury Automotive Group
5.000%, 02/15/32(A)		884	822
Gap
3.625%, 10/01/29(A)		300	266
Gap
3.875%, 10/01/31(A)		450	392
Kontoor Brands
4.125%, 11/15/29(A)		450	412
NMG Holding
7.125%, 04/01/26(A)		850	873

Total Retailers			4,202

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)		4,275	1,165

Steel & Steel Works [0.3%]
CAP
3.900%, 04/27/31		7,925	7,180
Carpenter Technology
7.625%, 03/15/30		560	573
CSN Islands XI
6.750%, 01/28/28		1,965	2,039
CSN Resources
5.875%, 04/08/32(A)		2,150	2,085

Total Steel & Steel Works			11,877

Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)		300	300
3.500%, 03/15/29(A)		1,025	927
Albertsons
3.250%, 03/15/26(A)		625	590
Albertsons
7.500%, 03/15/26(A)		1,075	1,136
Albertsons
5.875%, 02/15/28(A)		950	950
Albertsons
4.875%, 02/15/30(A)		375	365

Total Supermarkets			4,268

Technology [1.9%]
Ams
7.000%, 07/31/25(A)		1,175	1,193
Black Knight InfoServ
3.625%, 09/01/28(A)		1,475	1,394

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Boxer Parent
9.125%, 03/01/26(A)		$875	$903
Cars.com
6.375%, 11/01/28(A)		1,850	1,837
Ciena
4.000%, 01/31/30(A)		300	289
Clarivate Science Holdings
3.875%, 07/01/28(A)		350	333
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,575	1,482
Condor Merger Sub
7.375%, 02/15/30(A)		4,000	3,830
Consensus Cloud Solutions
6.000%, 10/15/26(A)		825	819
Consensus Cloud Solutions
6.500%, 10/15/28(A)		1,200	1,192
Diebold Nixdorf
9.375%, 07/15/25(A)		325	330
Dun & Bradstreet
5.000%, 12/15/29(A)		675	634
Elastic
4.125%, 07/15/29(A)		4,581	4,260
Fair Isaac
4.000%, 06/15/28(A)		796	771
Gartner
4.500%, 07/01/28(A)		625	625
Gartner
3.750%, 10/01/30(A)		300	281
HealthEquity
4.500%, 10/01/29(A)		1,521	1,441
Helios Software Holdings
4.625%, 05/01/28(A)		1,750	1,608
II-VI
5.000%, 12/15/29(A)		1,945	1,906
Logan Merger Sub
5.500%, 09/01/27(A)		2,650	2,473
Millennium Escrow
6.625%, 08/01/26(A)		1,125	1,068
Minerva Merger Sub
6.500%, 02/15/30(A)		4,400	4,278
NCR
5.750%, 09/01/27(A)		300	300
NCR
5.000%, 10/01/28(A)		2,576	2,467
NCR
5.125%, 04/15/29(A)		3,410	3,281
NCR
6.125%, 09/01/29(A)		1,350	1,355
NCR
5.250%, 10/01/30(A)		1,800	1,696
Open Text
3.875%, 02/15/28(A)		$1,500	$1,438
3.875%, 12/01/29(A)		150	143
Open Text Holdings
4.125%, 12/01/31(A)		350	328
PTC
4.000%, 02/15/28(A)		250	244
Rackspace Technology Global
3.500%, 02/15/28(A)		1,800	1,613
Rackspace Technology Global
5.375%, 12/01/28(A)		2,250	1,951
Rocket Software
6.500%, 02/15/29(A)		2,850	2,586
Science Applications International
4.875%, 04/01/28(A)		1,575	1,553
Seagate HDD Cayman
3.125%, 07/15/29		1,575	1,414
Seagate HDD Cayman
3.375%, 07/15/31		1,075	961
Seagate HDD Cayman
5.750%, 12/01/34		870	887
Sensata Technologies
3.750%, 02/15/31(A)		425	395
Sensata Technologies BV
4.000%, 04/15/29(A)		650	619
SS&C Technologies
5.500%, 09/30/27(A)		2,625	2,656
Synaptics
4.000%, 06/15/29(A)		550	518
TTM Technologies
4.000%, 03/01/29(A)		775	717
Twitter
5.000%, 03/01/30(A)		1,870	1,861
Veritas US
7.500%, 09/01/25(A)		2,450	2,326
Viavi Solutions
3.750%, 10/01/29(A)		325	305
ZipRecruiter
5.000%, 01/15/30(A)		2,275	2,222

Total Technology			66,783

Telephones & Telecommunications [3.6%]
Altice France
4.000%, 07/15/29	EUR	700	696
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,095

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Altice France Holding
4.000%, 02/15/28	EUR	200	$191
America Movil
5.375%, 04/04/32(A)		3,820	3,820
Axian Telecom
7.375%, 02/16/27(A)		7,470	7,227
Axtel
6.375%, 11/14/24(A)		5,200	5,304
C&W Senior Financing DAC
6.875%, 09/15/27		13,595	13,497
CT Trust
5.125%, 02/03/32(A)		7,280	7,277
Digicel
6.750%, 03/01/23		2,180	2,033
6.750%, 03/01/23(A)		7,800	7,264
Digicel Group 0.5
10.000%, 04/01/24		3,462	3,440
Digicel Group 0.5
8.000%, 04/01/25		5	4
Digicel International Finance
8.000%, 12/31/26		1	1
Iliad Holding SASU
6.500%, 10/15/26(A)		1,460	1,464
Iliad Holding SASU
7.000%, 10/15/28(A)		960	961
Internap Holdings LLC
0.000%,		61	9
Kenbourne Invest
4.700%, 01/22/28		5,500	4,841
Liquid Telecommunications Financing
5.500%, 09/04/26		3,660	3,529
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	1,215	1,294
Lumen Technologies
4.000%, 02/15/27(A)		260	242
Mauritius Investments
6.500%, 10/13/26		4,000	4,222
Millicom International Cellular
4.500%, 04/27/31		4,701	4,384
Network i2i
3.975%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/70		3,740	3,475
Oi
10.000%cash or 8.000%cash/4.000% PIK, 07/27/25		$10,553	$8,006
Oi Movel
8.750%, 07/30/26		3,650	3,729
Oztel Holdings SPC
6.625%, 04/24/28		6,550	6,858
Sixsigma Networks Mexico
7.500%, 05/02/25		9,720	9,355
Turk Telekomunikasyon
6.875%, 02/28/25		8,530	8,393
Turkcell Iletisim Hizmetleri
5.800%, 04/11/28		1,130	1,026
Viasat
5.625%, 04/15/27(A)		925	911
Viasat
6.500%, 07/15/28(A)		1,885	1,810
VTR Comunicaciones
5.125%, 01/15/28		8,886	8,472
VTR Comunicaciones
4.375%, 04/15/29		5,701	5,211
Zoncolan Bidco
4.875%, 10/21/28	EUR	600	621

Total Telephones & Telecommunications			131,662

Textile-Products [0.2%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24		15,640	1,877
Prime Bloom Holdings
6.950%, 07/05/22		16,500	2,681
Sri Rejeki Isman
7.250%, 01/16/25		25,394	3,091

Total Textile-Products			7,649

Transportation Services [0.5%]
Alfa
6.875%, 03/25/44		1,600	1,773
Carnival
9.875%, 08/01/27(A)		2,925	3,233
DP World Crescent, MTN
3.875%, 07/18/29		362	365
DP World Crescent, MTN
3.750%, 01/30/30		299	299
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50		615	622
JSW Infrastructure
4.950%, 01/21/29(A)		4,500	4,296

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	$418	$437
NCL
5.875%, 02/15/27(A)	1,675	1,650
NCL
7.750%, 02/15/29(A)	475	481
Royal Capital BV
5.875%, 05/05/70	200	198
Royal Caribbean Cruises
5.500%, 08/31/26(A)	990	954
Royal Caribbean Cruises
5.375%, 07/15/27(A)	774	744
Seaspan
5.500%, 08/01/29(A)	1,015	949
Stena International
6.125%, 02/01/25(A)	1,450	1,450
Watco
6.500%, 06/15/27(A)	1,825	1,798

Total Transportation Services		19,249

Utility - Electric [0.5%]
Calpine
5.250%, 06/01/26(A)	289	290
Calpine
4.500%, 02/15/28(A)	925	902
Calpine
5.125%, 03/15/28(A)	1,375	1,310
Calpine
4.625%, 02/01/29(A)	725	667
Calpine
5.000%, 02/01/31(A)	475	432
Calpine
3.750%, 03/01/31(A)	825	739
Enviva Partners
6.500%, 01/15/26(A)	2,850	2,930
NRG Energy
6.625%, 01/15/27	235	243
NRG Energy
5.750%, 01/15/28	1,950	1,982
NRG Energy
3.375%, 02/15/29(A)	550	489
NRG Energy
5.250%, 06/15/29(A)	600	586
NRG Energy
3.625%, 02/15/31(A)	200	176
NRG Energy
3.875%, 02/15/32(A)	900	792
TerraForm Power Operating
4.250%, 01/31/23(A)	$925	$923
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,124
TerraForm Power Operating
4.750%, 01/15/30(A)	500	488
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,809
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,848
Vistra Operations
5.000%, 07/31/27(A)	700	689

Total Utility - Electric		18,419

Wireless Communications [0.2%]
Sprint
7.625%, 02/15/25	1,000	1,090
7.625%, 03/01/26	800	903
Sprint Capital
6.875%, 11/15/28	325	377
T-Mobile USA
4.750%, 02/01/28	325	331
T-Mobile USA
2.625%, 02/15/29	1,175	1,073
T-Mobile USA
3.375%, 04/15/29(A)	2,025	1,930

Total Wireless Communications		5,704

X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)	103	109

Total Corporate Bonds
Cost ($2,412,291)		2,055,313

Loan Participations [19.1%]
Aerospace & Defense [0.2%]
Ducommun Incorporated, Term B Loan, 1st Lien
4.209%, LIBOR + 4.000%, 11/21/25	1,811	1,800
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 12/13/24	669	602

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Peraton Corp., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/01/28	$1,506	$1,493
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 01/15/25	842	839
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.707%, LIBOR + 2.250%, 12/09/25	1,278	1,256
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 04/30/25	1	1

Total Aerospace & Defense		5,991

Air Transport [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 04/20/28	2,365	2,392
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.250%, 06/21/27	1,920	1,990
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 10/20/27	2,560	2,640
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/21/28	1,191	1,175

Total Air Transport		8,197

Automotive [0.4%]
Adient US LLC, Term B-1 Loan, 1st Lien
3.707%, LIBOR + 3.500%, 04/10/28	$1,114	$1,095
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/03/28	1,080	1,034
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
5.000%, 04/06/28(F)	1,423	1,400
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26	2,900	3,134
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, LIBOR + 2.500%, 06/03/28	1,241	1,190
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
4.717%, LIBOR + 3.750%, 10/04/28	802	784
DexKo Global Inc., Delayed Draw Dollar Term Loan, 1st Lien
4.717%, LIBOR + 3.750%, 09/22/28	153	149
DexKo Global Inc., Delayed Draw Euro Term Loan, 1st Lien
4.000%, UNFND + 0.000%, 09/22/28	96	104
DexKo Global Inc., Lead Borrower Closing Date Euro Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 09/22/28	595	644
DexKo Global Inc., Term Loan
4.000%, 10/04/28	309	335
PAI Holdco, Inc., Term B Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/26/27	600	594
RC Buyer, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 07/28/28	726	715

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.438%, LIBOR + 4.000%, 02/08/28		$1,106	$1,052
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 01/31/28		390	377
Wheel Pros, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 04/23/28		728	693

Total Automotive			13,300

Beverage, Food and Tobacco [0.0%]
Naked Juice LLC, Delayed Draw Term Loan, 1st Lien
3.454%, CME Term SOFR + 3.250%, 01/24/29		38	38
Naked Juice LLC, Initial Loan, 2nd Lien
6.171%, CME Term SOFR + 6.000%, 01/24/30		670	667
Naked Juice LLC, Initial Term Loan, 1st Lien
3.421%, CME Term SOFR + 3.250%, 01/24/29		667	654

Total Beverage, Food and Tobacco			1,359

Broadcasting [0.1%]
IHeartcommunications, Inc., Term Loan
3.750%, 05/01/26		632	628
Univision Communications, Inc., Replacement Converted Term Loan, 1st Lien
4.000%, 03/15/26		1,403	1,393

Total Broadcasting			2,021

Broadcasting and Entertainment [0.1%]
Dorna Sports, S.L., B2 (EUR) Term Loan Facility, 1st Lien
2.750%, Euribor + 3.250%, 04/12/24	EUR	1,000	1,089
Dorna, Term Loan, 1st Lien
0.000%, 02/02/29(G)		$500	$544
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 06/02/26		1,000	1,058

Total Broadcasting and Entertainment			2,691

Building & Development [0.3%]
Centuri Group, Inc., Initial Term Loan, 1st Lien
3.008%, LIBOR + 2.500%, 08/27/28		499	489
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 04/27/27		721	717
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 01/31/28		1,124	1,103
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
4.000%, Euribor + 4.000%, 04/12/28		2,889	3,138
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27		1,500	1,640
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
3.974%, LIBOR + 3.750%, 08/06/26		1,289	1,261
Michael Baker International, LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 11/02/28		520	512
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 10/15/28		485	473
Standard Industries Inc., Initial Term Loan, 1st Lien
3.000%, LIBOR + 2.500%, 08/06/28		983	980

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 10/27/28		$708	$698

Total Building & Development			11,011

Buildings and Real Estate [0.0%]
Griffon Corporation, Term B Loan, 1st Lien
3.267%, CME Term SOFR + 2.750%, 01/24/29		675	667

Business Equipment & Services [1.2%]
Alltech, Inc., Term B Loan, 1st Lien
4.500%, LIBOR + 4.000%, 10/07/28		565	555
APX Group, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 06/30/28		1,416	1,396
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 12/06/27		842	826
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, LIBOR + 2.500%, 03/01/24		2,968	2,948
CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien
5.000%, LIBOR + 3.500%, 09/29/28		270	268
Civica Term Loan
4.750%, 10/10/24(F)	GBP	2,000	2,572
Colour Bidco (NGA UK) Term Loan B
5.740%, LIBOR + 5.250%, 11/22/24	GBP	1,563	1,962
CoreLogic, Inc. (fka First American Corporation, The), Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 04/14/28		1,157	1,142
Driven Holdings, LLC, 2021 Term Loan, 1st Lien
3.517%, LIBOR + 3.000%, 11/17/28		$770	$762
Energize Holdco LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 12/08/28		705	693
First Names Group Term Loan B (EUR)
3.750%, Euribor + 3.750%, 03/07/25	EUR	2,000	2,201
Holding Socotec, Facility B USD Tranche, 1st Lien
5.000%, LIBOR + 4.250%, 05/05/28		695	690
Indy US Bidco, LLC, 2021 Refinancing Dollar Term Loan, 1st Lien
3.959%, LIBOR + 3.750%, 03/06/28		993	981
Marnix SAS, Facility B (USD), 1st Lien
4.500%, LIBOR + 4.000%, 07/28/28		908	892
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/29/28		613	604
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 10/23/28(D)		1,995	1,974
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.250%, LIBOR + 3.750%, 12/22/27		1,201	1,186
National Intergovernmental Purchasing Alliance Company, Initial Term Loan, 1st Lien
3.724%, LIBOR + 3.500%, 05/19/25		528	518
Orbit Private Holdings I Ltd, Initial Dollar Term Loan, 1st Lien
5.203%, LIBOR + 4.500%, 10/29/28		720	717

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 06/16/28		$1,017	$1,003
PODS, LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.000%, 03/31/28		725	716
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,095
QA Term Loan
4.869%, LIBOR + 4.750%, 07/26/24	GBP	1,500	1,935
Refficiency Holdings LLC, Initial DDTL (2021), 1st Lien
4.500%, UNFND + 3.250%, 12/16/27		154	152
Refficiency Holdings LLC, Initial Term Loan (2021), 1st Lien
4.500%, LIBOR + 3.250%, 12/16/27		793	782
RXB Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/20/27(D)		1,070	1,062
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
2.500%, LIBOR + 2.250%, 11/17/28		731	725
Universidad Europea Facility B
3.000%, 02/25/26	EUR	2,000	2,163
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
3.250%, Euribor + 3.250%, 01/15/28		2,000	2,158
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
3.210%, LIBOR + 2.750%, 05/18/25		4,501	4,418
ZF Invest, Senior Facility B, 1st Lien
4.000%, Euribor + 4.000%, 06/30/28		2,000	2,147
ZPG (aka Zoopla) Term Loan B
4.783%, 06/06/25	GBP	2,000	$2,560

Total Business Equipment & Services			43,803

Cable & Satellite Television [0.5%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.989%, LIBOR + 2.750%, 01/31/26		1,449	1,394
Altice France S.A., USD TLB-13 Incremental Term Loan, 1st Lien
4.506%, LIBOR + 4.000%, 08/14/26		2,219	2,176
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.210%, LIBOR + 1.750%, 02/01/27		930	921
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.647%, LIBOR + 2.250%, 07/17/25		2,099	2,061
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/02/27		2,641	2,635
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
3.313%, LIBOR + 2.563%, 05/01/26		1,265	1,248
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
3.500%, LIBOR + 2.750%, 07/31/25		738	720
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, Euribor + 3.000%, 12/31/24		1,127	1,225
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.397%, LIBOR + 2.000%, 04/30/28		1,795	1,751

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.957%, LIBOR + 3.500%, 12/17/26		$1,492	$1,468
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.500%, Euribor + 3.500%, 07/15/29		1,500	1,638
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.897%, LIBOR + 2.500%, 04/30/28		1,460	1,437

Total Cable & Satellite Television			18,674

Cable/Wireless Video [0.1%]
Altice Financing Term Loan B (2017)
2.991%, LIBOR + 2.750%, 07/15/25		2,165	2,105

Cargo Transport [0.0%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, Euribor + 3.500%, 09/26/26	EUR	1,000	1,089

Chemicals [0.5%]
Alpha BV, Term Loan, 1st Lien
3.000%, 03/05/28		1,537	1,515
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27		993	1,084
4.500%, 11/24/27(F)		829	816
Consolidated Energy Limited Term Loan B
2.964%, LIBOR + 2.500%, 05/07/25		1,830	1,762
Draslovka/DuPont (E.I.) De Nemours, Term Loan B, 1st Lien
6.500%, 11/15/28		860	834
Hexion, Term Loan, 1st Lien
5.000%, 03/02/29		715	697
Hexion, Term Loan, 2nd Lien
7.938%, 02/09/30		695	664
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 08/28/26		$1,448	$1,397
Kraton Polymer, Term Loan, 1st Lien
3.990%, 11/18/28		565	558
Lonza Group, Term Loan B, 1st Lien
4.750%, 07/03/28		205	199
4.750%, 04/28/28		766	746
Minerals Technologies Inc. Term Loan B (2017)
3.000%, LIBOR + 2.250%, 02/14/24		1,737	1,729
Momentive Performance Term Loan B
3.420%, 05/15/24		774	764
PQ Corp, Term Loan B, 1st Lien
3.250%, 05/26/28		677	667
Ravago, Term Loan B, 1st Lien
2.720%, 02/18/28		1,757	1,708
Styrolution, Term Loan, 1st Lien
2.209%, 01/22/27		811	783
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, LIBOR + 8.250%, 10/20/25		790	759

Total Chemicals			16,682

Chemicals & plastics [0.3%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 09/22/28		1,741	1,696
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.250%, PIK Interest + 0.750%, 09/21/23		275	260
ILPEA Parent Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 06/18/28		566	553

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, LIBOR + 2.750%, 01/29/26	$781	$766
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, Euribor + 2.750%, 01/21/26	1,500	1,605
Ineos US Finance LLC, 2028 Dollar Term Loan, 1st Lien
3.000%, LIBOR + 2.500%, 11/08/28	1,180	1,155
Meridian Adhesives Group, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 07/24/28	695	684
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.006%, LIBOR + 3.000%, 10/01/25	1,611	1,585
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/15/25	521	499
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 08/02/28	495	488
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
2.709%, LIBOR + 2.500%, 03/17/28	761	747
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 10/28/24	609	585

Total Chemicals & plastics		10,623

Chemicals, Plastics and Rubber [0.1%]
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 08/27/26	$1,090	$1,085
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.250%, PIK Interest + 0.750%, 09/21/23	973	921
Herens Holdco S.a r.l., Additional Facility B (EUR), 1st Lien
4.000%, Euribor + 4.000%, 07/03/28	500	540
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, Euribor + 3.250%, 08/28/26	1,000	1,088

Total Chemicals, Plastics and Rubber		3,634

Clothing/Textiles [0.1%]
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
3.750%, LIBOR + 3.250%, 04/28/28	881	870
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/07/27	923	915
Tory Burch LLC, Initial Term B Loan, 1st Lien
3.500%, LIBOR + 3.000%, 04/14/28	577	560

Total Clothing/Textiles		2,345

Communication Services [0.2%]
Cogeco Communications Finance, LP, Incremental Term Loan, 1st Lien
3.000%, 09/01/28	1,000	992
Masmovil, Term Loan, 1st Lien
3.750%, 09/17/27	1,000	1,091

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
T-Mobile, Term Loan, 1st Lien
0.000%, 11/19/28(G)	$3,000	$3,300

Total Communication Services		5,383

Conglomerates [0.1%]
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
3.500%, LIBOR + 2.750%, 01/04/26	949	941
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 05/17/28	893	877
Midwest Physician Administrative Services, LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/05/28	934	921

Total Conglomerates		2,739

Consumer Discretionary [0.4%]
Ahlstorm, Term Loan, 1st Lien
3.500%, 04/04/28	500	541
Camping World, Term Loan, 1st Lien
5.250%, 06/03/28	645	639
Crocs, Term Loan, 1st Lien
4.449%, 01/26/29	840	818
Diamond Sports, Term Loan, 2nd Lien
3.445%, 08/24/26	5	2
Fender Musical, Term Loan B, 1st Lien
4.500%, 11/16/28	569	563
Galileo Global Education, Term Loan, 1st Lien
3.750%, 07/09/28	1,000	1,092
Grandir, Term Loan, 1st Lien
4.250%, 09/30/28	857	939
0.000%, 09/30/28(G)	143	157
Hunter Douglas, Term Loan, 1st Lien
4.000%, 02/09/29	935	915
IVC, Term Loan, 1st Lien
4.533%, 02/13/26	1,000	1,299
Olaplex, Term Loan, 1st Lien
4.250%, 02/17/29	$495	$493
Polaris Newco LLC, Term Loan, 1st Lien
4.000%, 06/02/28	1,995	2,192
Restoration Hardware, Term Loan B, 1st Lien
3.000%, 10/20/28	933	914
Tencate Grass, Term Loan, 1st Lien
5.000%, 10/21/28	1,000	1,089
US Holdco, Term Loan, 1st Lien
0.000%, 02/02/29(G)	575	559
Victra, Term Loan, 1st Lien
0.000%, 03/29/29(G)	600	588
Wella, Term Loan, 1st Lien
3.750%, 01/17/29	1,000	1,090

Total Consumer Discretionary		13,890

Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
4.709%, 06/28/26	47	45
Justrite (Safety Products) Term Loan B
4.605%, 06/28/26	869	821
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, LIBOR + 3.250%, 10/20/27	898	868

Total Consumer Durables		1,734

Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 09/27/24	961	952
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 2nd Lien
6.500%, 12/20/29	310	307
Coty Inc., Term B USD Loan, 1st Lien
2.560%, LIBOR + 2.250%, 04/07/25	837	815

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
3.750%, 07/10/26		$936	$1,017

Total Consumer NonDurables			3,091

Consumer Staples [0.1%]
Quirch Foods, Term Loan, 1st Lien
5.500%, 10/27/27		990	983
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28		1,000	1,041
Tate & Lyle/Primary Products, Term Loan, 1st Lien
0.000%, 10/25/28(G)		640	634

Total Consumer Staples			2,658

Containers & Glass Products [0.3%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.457%, LIBOR + 4.000%, 07/18/26		884	866
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 03/11/28		1,129	1,106
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/11/28		498	492
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, LIBOR + 3.000%, 08/04/27		2,051	2,012
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
4.750%, Euribor + 4.750%, 02/04/26		1,000	994
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
5.554%, LIBOR + 4.750%, 02/12/26		695	631
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.756%, LIBOR + 3.750%, 11/30/27		$1,341	$1,332
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.457%, LIBOR + 4.000%, 07/31/26		1,960	1,916
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 03/03/28		1,210	1,178
Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 09/15/28		58	57
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 09/15/28		406	401
Weener Plastics Group Term Loan B
3.750%, Euribor + 3.750%, 06/20/25	EUR	1,500	1,570

Total Containers & Glass Products			12,555

Diversified Media [0.1%]
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	—
Harland Clarke, Term Loan, 1st Lien
8.750%, 06/16/26		1,265	1,046
Melita, Term Loan
3.500%, 07/30/26		1,000	1,074

Total Diversified Media			2,120

Diversified/Conglomerate Service [0.1%]
AG Group Holdings, Inc., Initial Term Loan, 1st Lien
4.440%, CME Term SOFR + 4.250%, 12/29/28		715	711

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
4.099%, CME Term SOFR + 4.000%, 02/15/29		$500	$494
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 05/28/26	EUR	1,000	1,081
Physician Partners, LLC, Initial Term Loan, 1st Lien
4.190%, CME Term SOFR + 4.000%, 12/23/28		570	564
Sector Alarm Holding AS, Facility B1, 1st Lien
3.750%, Euribor + 3.000%, 06/15/26		1,000	1,083

Total Diversified/Conglomerate Service			3,933

Drugs [0.1%]
HRA Term Loan
3.500%, Euribor + 3.500%, 07/31/24	EUR	2,000	2,197

Ecological [0.0%]
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, Euribor + 3.250%, 05/05/25	EUR	1,000	1,089

Ecological Services & Equipment [0.0%]
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 05/30/25		1,009	1,004

Electrical [0.0%]
Vertiv Group, Term Loan, 1st Lien
2.991%, 03/02/27(F)		740	721

Electronics [0.2%]
athenahealth Group Inc., Initial Term Loan, 1st Lien
3.599%, CME Term SOFR + 3.500%, 02/15/29		$2,069	$2,044
athenahealth Group Inc., Term Loan, 1st Lien
4.000%, 02/15/29		351	346
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
5.209%, LIBOR + 5.000%, 07/02/26		1,109	1,078
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, Euribor + 4.500%, 05/29/25	EUR	863	953
MA Financeco., LLC, Euro Tranche B-2 Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 02/26/27	EUR	1,000	1,094
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
4.454%, CME Term SOFR + 4.250%, 02/01/29		750	738
Quest Software US Holdings Inc., Initial Term Loan, 2nd Lien
8.150%, 02/01/30		1,500	1,452
Seattle SpinCo, Inc., Tranche B-1 Term Loan, 1st Lien
4.133%, CME Term SOFR + 4.000%, 02/26/27		190	188
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
1.959%, LIBOR + 1.750%, 04/16/25		223	219
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.959%, LIBOR + 1.750%, 04/16/25		181	178

Total Electronics			8,290

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Electronics/Electrical [1.5%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 09/24/27	$98	$97
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 05/08/28	597	594
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 11/19/27	826	821
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.459%, LIBOR + 4.250%, 08/15/25	2,281	2,259
Astra Acquisition Corp., Term B Loan, 1st Lien
5.750%, LIBOR + 5.250%, 10/22/28	1,245	1,206
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/12/25	1,170	1,164
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.209%, LIBOR + 4.000%, 04/18/25	903	891
Cloudera, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 10/08/28	750	740
Cloudera, Inc., Initial Term Loan, 2nd Lien
6.500%, LIBOR + 6.000%, 10/08/29	400	393
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
4.750%, LIBOR + 4.250%, 10/06/28	680	670
ConnectWise, LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 09/29/28	1,055	1,047
Cornerstone OnDemand, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 09/21/28	$730	$722
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.457%, LIBOR + 7.000%, 02/19/29	1,175	1,159
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.457%, LIBOR + 4.000%, 10/16/26	396	393
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 02/10/28	660	640
Evercommerce Solutions Inc., Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 07/06/28	930	919
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/30/28	815	808
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/26	888	866
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/02/28	805	790
Inmar, Inc., Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.000%, 04/25/24	611	603
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
3.269%, LIBOR + 2.750%, 10/20/28	565	562
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
4.250%, Euribor + 4.250%, 03/26/28	3,980	4,375

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 12/01/27	$1,104	$1,087
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/01/27	318	311
LogMeIn, Inc., Initial Term Loan, 1st Lien
5.218%, LIBOR + 4.750%, 08/31/27	2,134	2,092
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/27/28	1,776	1,759
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 08/18/28	1,600	1,588
MeridianLink, Inc., Initial Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 10/27/28	860	841
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 09/13/24	1,395	1,378
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.957%, LIBOR + 3.500%, 09/13/24	2,257	2,226
Mitchell International, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 10/15/28	1,135	1,115
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 09/24/27	1,777	1,760
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/17/27	727	717
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 06/02/28	$798	$791
Priority Holdings, LLC, Initial Term Loan, 1st Lien
6.750%, LIBOR + 5.750%, 04/21/27	1,134	1,126
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/03/28	1,203	1,190
Proofpoint, Inc., Initial Term Loan, 1st Lien
3.758%, LIBOR + 3.250%, 08/31/28	860	850
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, LIBOR + 2.750%, 02/15/28	1,931	1,891
RealPage, Inc., Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 04/24/28	1,312	1,295
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.459%, LIBOR + 3.250%, 05/30/25	742	732
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.959%, LIBOR + 2.750%, 06/21/24	759	748
Signify Health, LLC , Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 06/16/28	613	603
Snap One Holdings Corp., Initial Term Loan, 1st Lien
5.506%, LIBOR + 4.500%, 12/08/28	1,150	1,127
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.959%, LIBOR + 2.750%, 02/05/24	935	921

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.500%, 07/29/28		$422	$421
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
4.110%, LIBOR + 3.500%, 03/05/27		1,689	1,671
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/22/27		779	766
ThoughtWorks, Inc., Incremental Term Loan, 1st Lien
3.250%, LIBOR + 3.000%, 03/24/28		510	502
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
5.750%, LIBOR + 5.250%, 05/03/27		125	124
UKG Inc., 2021-2 Incremental Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 05/04/26		1,783	1,766
UKG Inc., Initial Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 05/04/26		1,200	1,194
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
3.709%, LIBOR + 3.500%, 06/02/25		1,736	1,713

Total Electronics/Electrical			56,024

Energy [0.2%]
Arclight, Term Loan B, 1st Lien
4.750%, 04/13/28		678	674
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.959%, LIBOR + 4.750%, 10/22/25		1,317	1,313
BCP Raptor, LLC, Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/24/24		1,544	1,539
BCP Renaissance, Term Loan, 1st Lien
4.500%, 10/31/26		$1,651	$1,627
Southwestern Energy, Term Loan, 1st Lien
3.151%, 06/22/27		700	698

Total Energy			5,851

Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	1,086

Finance (Including Structured Products) [0.1%]
AssuredPartners, Inc., 2022 Term Loan, 1st Lien
3.690%, CME Term SOFR + 3.500%, 02/12/27		355	351
IFCO Management GmbH, Facility B1A, 1st Lien
3.250%, Euribor + 3.250%, 05/29/26		1,500	1,623
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Delayed Draw Term Loan, 1st Lien
0.000%, 02/11/29(G)		84	83
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 02/11/29		556	548
Peer Holding III B.V., Facility B, 1st Lien
3.000%, 03/07/25	EUR	1,000	1,092
VFH Parent LLC, Initial Term Loan, 1st Lien
3.057%, CME Term SOFR + 3.000%, 01/13/29		1,250	1,236

Total Finance (Including Structured Products)			4,933

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Financial Intermediaries [0.9%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.500%, Euribor + 3.500%, 09/29/25	EUR	2,000	$2,170
Albion Financing 3 S.a r.l. (Albion Financing LLC), New 2026 US Dollar Term Loan, 1st Lien
5.750%, LIBOR + 5.250%, 10/15/26		955	945
Apex Group Treasury Limited, USD Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 07/27/28		714	707
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 09/24/27		1,153	1,130
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.506%, LIBOR + 2.500%, 06/07/28		538	530
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
3.576%, LIBOR + 2.750%, 10/22/26		532	517
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/17/27		993	978
Chrome Bidco, Facility B, 1st Lien
3.750%, Euribor + 3.750%, 05/12/28		3,000	3,249
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.709%, LIBOR + 2.500%, 02/02/28		1,392	1,383
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, UNFND + 3.750%, 09/21/28		114	111
CP Iris Holdco I, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.750%, 09/21/28		571	556
DRW Holdings, LLC, Initial Term Loan, 1st Lien
3.959%, LIBOR + 3.750%, 03/01/28		$1,549	$1,534
EP Purchaser, LLC, Closing Date Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 10/28/28		705	699
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 08/19/28		535	533
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
7.000%, LIBOR + 6.500%, 08/19/29		170	168
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 08/18/28		748	745
HighTower Holding, LLC, Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 04/21/28		858	849
Hudson River Trading LLC, Term Loan, 1st Lien
3.305%, LIBOR + 3.000%, 03/20/28		693	681
ImageFirst Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 04/06/28		528	517
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.959%, LIBOR + 2.750%, 01/26/28		1,602	1,577
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 09/22/28		620	611
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.459%, LIBOR + 2.250%, 03/24/25		728	716

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 10/15/28		$550	$542
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/28		688	677
Mariner Wealth Advisors, LLC, Delayed Draw Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 08/18/28		73	72
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 08/18/28		511	502
N-able International Holdings II, LLC, Term Loan, 1st Lien
3.508%, LIBOR + 3.000%, 07/19/28		484	478
Nexus Buyer LLC, Term Loan, 1st Lien
3.959%, LIBOR + 3.750%, 11/09/26		885	875
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 09/23/28		828	816
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 06/02/25		1,517	1,495
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
5.506%, LIBOR + 4.500%, 12/04/26		798	792
Titan Acquisitionco New Zealand Limited, Initial USD Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 10/07/28		335	331
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 11/05/27		1,990	1,985
Winterfell Financing S.a r.l., Facility B, 1st Lien
2.925%, Euribor + 3.500%, 02/18/28	EUR	3,000	$3,208

Total Financial Intermediaries			32,679

Financial Services [0.2%]
BCP V Modular Services, Term Loan, 1st Lien
4.500%, 10/07/28		1,500	1,634
Financiere Storage, Term Loan, 1st Lien
8.250%, 09/25/26		1,000	1,103
FullBloom, Term Loan B, 1st Lien
5.150%, 11/22/28		775	763
Heubach/Luxembourgh Investment, Term Loan B, 1st Lien
5.500%, 10/20/28		750	736
Mar Bidco SARL, Term Loan, 1st Lien
3.750%, 07/07/28		1,000	1,071
Orchid Merger Sub II, LLC, Term Loan
5.250%, 05/12/27		835	797
UFC Holdings, LLC, Term Loan, 1st Lien
3.500%, 04/29/26		562	556
Walker & Dunlop, Term Loan, 1st Lien
2.750%, 12/16/28		535	531

Total Financial Services			7,191

Financials [0.7%]
Altisource Term Loan B (2018)
5.000%, 03/29/24(F)		687	615
AVS Holding, Term Loan, 1st Lien
3.750%, 09/10/26		1,000	1,085
CCP Lux Holding, Term Loan, 1st Lien
4.000%, 01/10/25		920	1,004
Concorde Lux, Term Loan, 1st Lien
4.000%, 03/01/28		995	1,089
CTC Holdings, Term Loan B, 1st Lien
5.527%, 02/15/29		220	215

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	$1,091
First Eagle Holdings, Inc., Refinancing Term Loan
2.724%, 02/01/27		801	786
Freshworld Holding III, Term Loan, 1st Lien
3.250%, 10/02/26		1,000	1,092
Hestia Holdings, LLC, Term Loan, 1st Lien
4.000%, 06/18/27		3,000	3,304
Infinitas Learn Cov-Lite Lien1
4.500%, 07/21/28		1,000	1,098
Mistral Holdco SAS, Term Loan, 1st Lien
4.000%, 12/16/27		1,000	1,093
Nobian Finance BV, Term Loan, 1st Lien
3.750%, 06/25/26		1,340	1,414
Paradocs Holding Sarl, Term Loan, 1st Lien
3.250%, 02/17/28		1,000	1,087
S4 Capital Lux, Term Loan, 1st Lien
3.750%, 07/31/28		1,000	1,098
Sandy Bidco BV, Term Loan, 1st Lien
0.000%, 09/15/28(G)		1,000	1,102
Summer Bidco, Term Loan, 1st Lien
4.250%, 12/04/26		1,000	1,101
Sunrise Bidco, Term Loan, 1st Lien
3.750%, 07/27/28		1,000	1,091
Superannuation and Investments, Term Loan, 1st Lien
4.250%, 12/01/28		780	771
Taurus Midco Ltd., Term Loan, 1st Lien
4.000%, 09/29/24		479	518
4.000%, 09/29/24		123	133
4.000%, 09/29/24		286	309
4.000%, 09/29/24		227	245
Tronox Finance, Term Loan, 1st Lien
0.000%, 03/03/29(G)		665	661
Vistra, Term Loan
3.750%, 10/27/25		953	1,046
Waterlogic Group Holdings Limited, Term Loan, 1st Lien
4.250%, 08/04/28		$1,000	$1,102
WHP Global, Term Loan B, 1st Lien
6.000%, 02/09/27		540	529

Total Financials			24,679

Food Service [0.2%]
CHG PPC Parent LLC, 2021-1 US Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 11/17/28		705	687
Flynn Restaurant Group LP, Series 2021 Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 11/22/28		770	758
MIC Glen LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 06/23/28		505	498
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, Euribor + 4.750%, 06/07/26	EUR	1,000	1,015
Whole Earth Brands, Inc., Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 02/02/28		1,519	1,497
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.678%, LIBOR + 3.750%, 12/21/27		1,231	1,220
WSH Term Loan
5.277%, 02/27/26	GBP	1,000	1,251

Total Food Service			6,926

Food/Drug Retailers [0.0%]
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.500%, 04/21/28		828	821

Food/Tobacco [0.1%]
K-Mac, Term Loan, 2nd Lien
7.250%, 06/22/29		170	167

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Milk Specialties, Term Loan, 1st Lien
5.000%, 08/16/25		$836	$831
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
0.000%, 09/24/28(G)		975	956

Total Food/Tobacco			1,954

Forest Prod/Containers [0.1%]
Flex Acquisition Company, Inc. (Novolex), 1st Lien
0.000%, 03/30/29(G)		600	590
4.000%, 02/23/28		645	643
Flex Acquisition Company, Inc. (Novolex), Incremental Term Loan
4.683%, 06/29/25		1,720	1,716
Logoplaste, Term Loan, 1st Lien
4.750%, 04/21/28		793	781
Sylvamo, Term Loan B, 1st Lien
5.000%, 08/18/28		983	959

Total Forest Prod/Containers			4,689

Forest Products [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.500%, 11/30/28		700	691
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/20/28		1,453	1,427
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
3.500%, Euribor + 3.750%, 03/10/28		1,000	1,082
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
4.750%, LIBOR + 4.000%, 03/10/28		660	639

Total Forest Products			3,839

Gaming/Leisure [0.1%]
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.207%, LIBOR + 2.750%, 12/23/24		$500	$497
Carnival Corporation, Initial Advance (USD), 1st Lien
3.750%, LIBOR + 7.500%, 06/30/25		535	520
Entain PLC, Term Loan B, 1st Lien
3.743%, 03/29/27		567	562
Global Cash Access Term Loan B (2021)
3.000%, 06/30/28		633	628
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.959%, LIBOR + 1.750%, 08/29/25		685	664
Playa Resorts Holding Term Loan B (2017)
3.750%, LIBOR + 2.750%, 04/29/24		720	702

Total Gaming/Leisure			3,573

Government [0.0%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,406

Healthcare [2.0%]
Achilles Health, Term Loan, 1st Lien
4.750%, 11/16/27		675	670
Aenova, Term Loan
4.500%, 03/06/26		1,500	1,644
Alloheim Term Loan B
3.500%, Euribor + 3.500%, 02/26/25	EUR	1,500	1,625
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.500%, 05/04/25		1,368	1,345
Ardent Health, Term Loan B, 1st Lien
4.000%, 08/24/28		1,696	1,677

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, Euribor + 4.000%, 07/24/25	EUR	3,000	$3,296
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 06/02/25		641	635
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/01/28		978	968
CAB, Facility B, 1st Lien
3.000%, Euribor + 3.500%, 01/28/28		1,500	1,614
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.207%, LIBOR + 3.750%, 01/29/27		249	240
Cheplapharm, Term Loan, 1st Lien
4.000%, 02/09/29		2,000	2,193
CityMD/Summit Health, Term Loan B, 1st Lien
3.750%, 12/22/28		940	934
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, Euribor + 3.250%, 05/24/24	EUR	1,500	1,625
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, Euribor + 8.000%, 05/24/24	EUR	1,500	1,640
Diaverum, Term Loan, 1st Lien
0.000%, 07/04/24(G)		1,000	1,083
Elsan SAS , Facility B5, 1st Lien
3.500%, Euribor + 3.500%, 06/16/28		3,000	3,279
Embecta, Term Loan, 1st Lien
3.651%, 01/26/29		549	541
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.207%, LIBOR + 3.750%, 10/10/25		1,080	714
Financiere Verdi I SAS, 1st Lien
4.550%, 03/31/28		$2,000	$2,516
Gainwell Acquisition Corp., Term B Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/01/27		1,658	1,654
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	1,987
Homevi Inc., Term Loan, 1st Lien
4.000%, 10/31/26		1,000	1,083
Icon Public Limited Company, Lux Term Loan, 1st Lien
3.313%, LIBOR + 2.250%, 07/03/28		1,693	1,684
Icon Public Limited Company, U.S. Term Loan, 1st Lien
3.313%, LIBOR + 2.250%, 07/03/28		422	420
ICU Medical, Cov-Lite Term Loan B, 1st Lien
3.000%, 01/08/29		555	552
Indivior, Term Loan B, 1st Lien
6.000%, 06/26/26		786	778
Insulet Corporation, Term Loan B, 1st Lien
3.750%, 05/04/28		1,046	1,038
Invent Farma, Term Loan, 1st Lien
3.500%, 02/12/28		1,000	1,088
4.250%, 10/29/27		634	697
4.250%, 12/15/27		366	403
LifePoint Health, Inc. (Regional Care) Term B Loan
4.197%, 11/16/25		2,800	2,781
LSCL Holdings/Eversana, Term Loan, 1st Lien
5.000%, 11/23/28		575	567
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 09/29/28		890	879

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 1st Lien
1.750%, UNFND + 1.750%, 10/06/28	$160	$158
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 10/06/28	840	832
Mediq BV, Term Loan, 1st Lien
3.500%, 03/03/28	2,000	2,166
MJH Healthcare, Term Loan B, 1st Lien
4.000%, 12/17/28	1,095	1,084
MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
4.758%, 09/01/28	1,282	1,243
National Mentor Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, UNFND + 3.750%, 03/02/28	28	26
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/02/28	19	18
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/02/28	839	810
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.500%, 02/28/28	219	217
Organon & Co., Dollar Term Loan, 1st Lien
3.563%, LIBOR + 3.000%, 06/02/28	1,040	1,033
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, Euribor + 3.500%, 06/30/25	1,749	1,920
Owens & Minor, Term Loan B, 1st Lien
4.250%, 03/23/29	395	393
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 03/03/28	$1,670	$1,652
PetIQ, Term Loan, 1st Lien
4.750%, 04/07/28	1,040	1,032
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 11/15/28	750	744
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
4.209%, LIBOR + 4.000%, 06/22/26	765	753
Precyse Solutions, Term Loan, 1st Lien
4.500%, 12/18/28	575	568
Precyse Solutions, Term Loan, 2nd Lien
7.250%, 11/19/29	385	378
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
1.842%, LIBOR + 1.750%, 02/05/27	665	658
SCP Eye Care, Term Loan, 1st Lien
5.250%, 03/15/28	640	629
0.000%, 03/15/28(G)	112	110
Sirona Bidco, Term Loan, 1st Lien
4.500%, 10/20/28	2,500	2,718
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/26(F)	1,045	1,030
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 09/03/26	1,267	1,256
Synlab Bondco PLC, Term Facility 2, 1st Lien
3.250%, Euribor + 2.500%, 07/01/26	—	—
Synthon, Term Loan, 1st Lien
4.500%, 11/02/28	1,000	1,101
TakeCare Bidco SAS, Term Loan, 1st Lien
4.000%, 05/26/28	1,000	1,099

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
6.250%, 03/02/27		$1,343	$1,275
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25		2,000	2,195
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
5.000%, 03/31/28		808	804
Valeant, Term Loan B, 1st Lien
0.000%, 01/27/27(G)		705	697
Vivalto Sante, Term Loan, 1st Lien
3.750%, 07/21/28		1,500	1,635

Total Healthcare			74,084

Healthcare, Education and Childcare [0.3%]
Cano Health, LLC, 2022 Replacement Term Loan, 1st Lien
4.507%, CME Term SOFR + 4.000%, 11/23/27		461	453
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.250%, Euribor + 3.250%, 04/16/25	EUR	2,437	2,616
Financiere Mendel, Facility B, 1st Lien
4.250%, 03/27/26	EUR	2,000	2,208
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, Euribor + 3.500%, 08/21/26		2,500	2,644
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, LIBOR + 4.500%, 08/21/26		1,000	1,249
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
3.250%, LIBOR + 2.750%, 10/27/28		1,332	1,317

Total Healthcare, Education and Childcare			10,487

Home Furnishings [0.1%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 05/17/28		$1,344	$1,209
Diamond (BC) B.V., Amendment No. 3 Refinancing Term Loan, 1st Lien
3.250%, LIBOR + 3.000%, 09/29/28		690	675
Pelican Products, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 11/16/28		775	759

Total Home Furnishings			2,643

Hotels, Motels, Inns and Gaming [0.0%]
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
4.190%, CME Term SOFR + 4.000%, 01/27/29		360	358

Housing [0.2%]
84 Lumber, Term Loan B, 1st Lien
3.750%, 11/13/26		990	981
DTZ Cushman & Wakefield
2.959%, 08/21/25		1,247	1,228
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/28(F)		605	574
GGP (Brookfield Residential Property) Term Loan B
2.709%, LIBOR + 2.500%, 08/27/25		3,128	3,046
HD Supply Waterworks, Term Loan B, 1st Lien
2.709%, 07/27/28		1,368	1,354
Quikrete Holding, Term Loan B, 1st Lien
3.468%, 06/11/28		740	726

Total Housing			7,909

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Industrial Equipment [0.2%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/08/27	$386	$382
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, Euribor + 3.750%, 05/21/28	998	1,078
Flender, Term Loan, 1st Lien
3.400%, 01/21/28	1,000	1,088
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
3.250%, LIBOR + 2.500%, 03/31/27	674	664
Granite US Holdings Corporation, Replacement Term B Loan, 1st Lien
4.224%, LIBOR + 4.000%, 09/30/26	429	424
Grinding Media Inc. (Molycop Ltd.), Initial Term Loan, 1st Lien
4.796%, LIBOR + 4.000%, 10/12/28	688	680
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
5.008%, LIBOR + 4.500%, 08/28/26	430	425
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/04/28	743	735
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.209%, LIBOR + 5.000%, 09/18/26	2,161	2,152
Spin Holdco Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 03/04/28	849	841
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/28	$1	$1

Total Industrial Equipment		8,470

Industrial Services [0.1%]
Aggreko, Term loan, 1st Lien
5.250%, 07/31/26	1,500	1,653
Anticimex, Term Loan, 1st Lien
4.508%, 11/16/28	310	307
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24	1,000	1,075
Employbridge LLC, Term Loan, 1st Lien
5.500%, 07/14/28	1,194	1,178

Total Industrial Services		4,213

Industrials [0.5%]
Ali Group SRL, Term Loan 1L B, 1st Lien
0.000%, 10/13/28(G)	730	718
Altadia Fungible, Term Loan, 1st Lien
4.500%, 03/30/27	1,000	1,103
American Gaming, Term Loan, 1st Lien
4.750%, 02/09/29	500	490
Boels, Term Loan
3.250%, 02/06/27	3,000	3,244
Circet, Term Loan, 1st Lien
3.750%, 07/09/28	2,500	2,731
Culligan, Term Loan B, 1st Lien
0.000%, 07/31/28(G)	407	403
Culligan, Term Loan, 1st Lien
0.000%, 07/31/28(G)	93	92
Holding Socotec, Term Loan, 1st Lien
3.750%, 05/05/28	1,500	1,636
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26	3,500	3,864
Optimus Bidco SAS, Term Loan, 1st Lien
3.750%, 09/29/25	1,000	1,083

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Syntegon, Term Loan, 1st Lien
4.000%, 11/19/28	$1,500	$1,638
Tricor Group, Term Loan, 1st Lien
0.000%, 02/10/29(G)	655	645
Ultra Electronics, Term Loan, 1st Lien
0.000%, 11/17/28(G)	785	775
Vaco Holdings, LLC, Term Loan, 1st Lien
5.750%, 01/21/29	410	407
Zodiac, Term Loan B, 1st Lien
2.500%, 01/19/29	524	519

Total Industrials		19,348

Information Technology [0.5%]
Aspect Software, Term Loan, 1st Lien
6.000%, 05/03/28	902	874
Aspect Software, Term Loan, 2nd Lien
9.750%, 05/03/29	175	168
Brooks Automation, Term Loan B, 1st Lien
0.000%, 02/01/29(G)	705	695
Brooks Automation, Term Loan B, 2nd Lien
6.100%, 11/16/29	550	542
Cision US, Incremental Term Loan B, 1st Lien
4.750%, 01/29/27	845	836
ConvergeOne Holdings, Corp., Initial Term Loan
5.457%, LIBOR + 5.000%, 01/04/26	1,587	1,514
Digi International, Term LoanB, 1st Lien
5.500%, 12/15/28	775	771
E2open, Term Loan B, 1st Lien
4.000%, 02/04/28	1,067	1,051
Ensono, Term Loan, 1st Lien
4.750%, 05/26/28	653	641
LendingTree, Cov-Lite Term Loan B, 1st Lien
0.000%, 08/25/28(G)	300	296
MaxLinear, Cov-Lite Term Loan B, 1st Lien
2.750%, 06/16/28	414	409
McAfee, Term Loan B, 1st Lien
4.500%, 02/02/29	$2,000	$1,982
Royal Caribbean Cruises, Term Loan, 1st Lien
9.000%, 07/27/29	110	109
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
4.250%, 07/28/28	1,332	1,319
Sovos Compliance, LLC, First Lien Delayed Draw Term Loan, 1st Lien
0.000%, 07/29/28(G)	73	73
Symantec, Term Loan B, 1st Lien
0.000%, 01/28/29(G)	1,935	1,909
Taboola,Inc., Tranche B Term Loan, 1st Lien
4.500%, 09/01/28	863	856
Tenable, Term Loan B, 1st Lien
3.250%, 06/28/28	535	528
TIBCO Software Inc., Term B-3 Loan, 1st Lien
4.210%, LIBOR + 3.750%, 06/30/26	793	788
Ufinet, Term Loan, 1st Lien
4.766%, 02/10/29	1,700	1,687
Ultra Clean Holdings, Term Loan, 1st Lien
3.959%, 08/27/25	1,775	1,769
Vertical Midco, Term Loan, 1st Lien
0.000%, 07/30/27(G)	1,000	1,088

Total Information Technology		19,905

Insurance [0.1%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.957%, LIBOR + 3.500%, 02/15/27	1,118	1,100
Acrisure, LLC, 2021-2 Additional Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 02/15/27	105	104
Asurion, LLC, New B-4 Term Loan, 2nd Lien
5.459%, LIBOR + 5.250%, 01/20/29	3,205	3,129

Total Insurance		4,333

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Insurance Services [0.0%]
Siaci Saint Honore, Term Loan, 1st Lien
4.000%, 07/21/28		$1,500	$1,649

Land Transportation [0.1%]
Daseke, Term Loan B, 1st Lien
4.750%, 03/03/28		1,886	1,865
Savage Enterprises, Cov-Lite Term Loan B, 1st Lien
3.750%, 08/11/28		1,333	1,320

Total Land Transportation			3,185

Leisure Goods/Activities/Movies [0.3%]
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
4.000%, LIBOR + 3.250%, 10/18/28		131	128
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
4.250%, LIBOR + 3.750%, 08/27/28		333	331
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 09/29/28		680	667
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, Euribor + 3.750%, 09/27/26	EUR	3,000	3,246
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(F)	EUR	2,413	2,601
Stiga Facility B
4.250%, 08/30/24	EUR	2,584	2,755

Total Leisure Goods/Activities/Movies			9,728

Leisure, Amusement, Motion Pictures, Entertainment [0.0%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, LIBOR + 2.500%, 02/01/24		1,110	1,104

Lodging & Casinos [0.3%]
Bally’s Corporation, Term B Facility Loan, 1st Lien
3.750%, LIBOR + 3.250%, 10/02/28		$635	$631
Compass III Limited, Incremental Facility, 1st Lien
4.000%, Euribor + 4.000%, 05/09/25	EUR	2,000	2,202
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, LIBOR + 4.250%, 02/28/28(D)		472	467
Flutter Entertainment plc, Euro Term Loan, 1st Lien
2.500%, Euribor + 2.500%, 07/10/25	EUR	1,193	1,296
IGT Holding IV AB, Facility B1(A), 1st Lien
3.500%, Euribor + 3.500%, 03/23/28		1,641	1,793
Jack Ohio Finance LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 09/29/28		485	479
Playtika Holding Corp., Term B-1 Loan, 1st Lien
3.207%, LIBOR + 2.750%, 03/13/28		786	774
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.207%, LIBOR + 2.750%, 08/14/24		2	2
Scientific Games, Term Loan, 1st Lien
0.000%, 02/04/29(G)		1,000	1,094
0.000%, 02/04/29(G)		635	628
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
7.756%, LIBOR + 5.000%, 05/29/26		1	—

Total Lodging & Casinos			9,366

Manufacturing [0.4%]
Alpha Bidco, Term Loan, 1st Lien
3.500%, 07/30/25		1,500	1,624

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
American Traffice, Term Loan B, 1st Lien
3.474%, 03/24/28	$447	$443
Apex Group, Term Loan, 1st Lien
4.000%, 07/23/28	1,000	1,097
0.000%, 07/27/28(G)	500	548
Artisan Newco BV, Term Loan, 1st Lien
0.000%, 02/02/29(G)	1,000	1,090
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26	2,844	3,139
Labeyrie, Term Loan, 1st Lien
4.250%, 12/31/49	1,000	1,048
Lumileds (Bright Bidco) Term Loan B (2018)
4.774%, LIBOR + 3.500%, 06/30/24	957	570
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
4.250%, LIBOR + 4.000%, 12/10/27	711	702
Smyrna Ready Mix, Term Loan, 1st Lien
0.000%, 03/24/29(G)	610	601
Tenneco Inc, Term Loan B
3.209%, LIBOR + 3.000%, 10/01/25	1,862	1,837

Total Manufacturing		12,699

Materials [0.2%]
Caldic, Term Loan, 1st Lien
0.000%, 02/23/29(G)	565	552
Ceramtec, Term Loan, 1st Lien
3.750%, 01/19/29	1,500	1,642
Ineos Group Holdings Ltd, Term Loan, 1st Lien
2.750%, 10/23/27	990	1,080
Kersia, Term Loan, 1st Lien
3.925%, 11/25/27	1,000	1,095
Multi-Color Coporation, Term Loan, 1st Lien
5.500%, 10/20/28	1,000	1,094
New Arclin/ARC Falcon, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 09/30/28(G)	255	248
Prince International, Term Loan, 1st Lien
0.000%, 02/02/29(G)	$1,205	$1,147

Total Materials		6,858

Media [0.2%]
Allen Media, LLC, Initial Term Loan, 1st Lien
5.724%, 02/10/27	1,158	1,147
Hubbard Radio, LLC, Term Loan, 1st Lien
5.250%, 03/28/25	421	417
Springer Nature Deutschland, Term Loan, 1st Lien
2.750%, 08/14/26	3,189	3,475
WideOpenWest, Cov-Lite Term Loan B, 1st Lien
3.059%, 12/20/28	545	541

Total Media		5,580

Metals/Minerals [0.1%]
AMG Advanced Metallurgical Group Term Loan B
4.000%, LIBOR + 3.000%, 01/30/25	495	486
Atkore International, Inc., Term Loan B, 1st Lien
2.508%, 05/18/28	665	655
Consol Energy Inc. Term Loan B
4.710%, 10/31/22(F)	1,211	1,193
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 10/13/25	1,182	1,170

Total Metals/Minerals		3,504

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22	4,000	1,920

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	858	$—

Nonferrous metals/minerals [0.0%]
Infinity Bidco 1 Limited, Facility B (EUR), 1st Lien
3.400%, Euribor + 3.500%, 07/06/28		1,000	1,077

Oil & Gas [0.0%]
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
6.000%, LIBOR + 5.000%, 09/03/25		435	422
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 10/18/28		499	493

Total Oil & Gas			915

Other [0.1%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/08/22		2,228	2,243
Erpe Bidco Limited, Term Loan, 1st Lien
4.000%, 10/04/24		1,000	980

Total Other			3,223

Personal, Food and Miscellaneous Services [0.0%]
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
3.352%, CME Term SOFR + 3.000%, 12/15/27		792	787

Pharmaceuticals [0.0%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	999

Publishing [0.2%]
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 10/25/28		$479	$475
AppLovin Corporation, Initial Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 08/15/25		501	497
Axel Springer Se Lien1
4.750%, 10/30/26	EUR	1,500	1,655
Constant Contact, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 02/10/28		1,131	1,115
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 05/19/26		592	578
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, LIBOR + 5.000%, 10/29/28		605	596
Magnite, Inc., Initial Term Loan, 1st Lien
5.810%, LIBOR + 5.000%, 04/28/28		772	762
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
5.554%, LIBOR + 4.750%, 07/28/28		1,062	1,050
Oceankey (U.S.) II Corp., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 12/08/28		390	386
Trader Interactive, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 07/28/28		473	466

Total Publishing			7,580

Real Estate [0.1%]
BME Group Holding BV, Term Loan, 1st Lien
3.750%, 10/30/26		1,500	1,636

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		$2,000	$2,162

Total Real Estate			3,798

Retail [0.1%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, LIBOR + 3.750%, 11/05/27		834	827
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 08/21/22		248	—
Belk,Inc., First-Out Loan, 1st Lien
8.500%, LIBOR + 7.500%, 07/31/25		1,635	1,620
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, FIXED + 0.000%, 07/31/25		622	397
DEI Sales, Inc., Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.500%, 04/28/28(D)		909	900
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B) (D)		794	1

Total Retail			3,745

Retail Stores [0.0%]
Michaels Companies, Inc. The, Term B Loan, 1st Lien
5.000%, LIBOR + 4.250%, 04/15/28		385	360
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, Euribor + 4.500%, 12/10/26	EUR	1,000	1,085
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		$9	$49

Total Retail Stores			1,494

Retailers (except food & drug) [0.4%]
Ascend Learning, LLC, Initial Term Loan (2021), 1st Lien
4.000%, LIBOR + 3.500%, 12/11/28		730	721
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
6.250%, LIBOR + 5.750%, 11/16/29		390	387
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.856%, SONIA + 4.750%, 05/10/25	GBP	2,000	2,561
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/06/28		912	907
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
5.500%, LIBOR + 4.750%, 06/30/28		801	695
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/17/27		1,197	1,166
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 05/14/26		309	305
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 01/06/28		1,007	973
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, Euribor + 3.500%, 04/11/23	EUR	1,273	1,325

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, LIBOR + 2.750%, 09/23/26		$1,857	$1,841
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
3.813%, LIBOR + 3.250%, 02/17/28		1,028	1,005
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 05/26/28		428	413
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, LIBOR + 8.250%, 06/01/29[1]		455	426
Zurn LLC (Zurn Holdings, Inc.), Term B Loan, 1st Lien
2.750%, LIBOR + 2.250%, 09/15/28		495	492

Total Retailers (except food & drug)			13,217

Retailers (other than food/drug) [0.1%]
Cd&R Firefly Bidco Ltd Lien1
3.500%, 06/23/25	EUR	500	545
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.750%, LIBOR + 4.750%, 02/07/25	GBP	1,930	2,469
Peer Holding Iii B.V
3.250%, 11/27/26	EUR	2,000	2,186

Total Retailers (other than food/drug)			5,200

Service [0.4%]
Adtalem Global, Term Loan B, 1st Lien
5.250%, 08/12/28		804	800
American Public Education, Term Loan B, 1st Lien
6.250%, 03/29/27		683	672
Belfor Holdings Inc., Initial Term Loan, 1st Lien
3.959%, 02/13/26		1,259	1,251
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, LIBOR + 3.000%, 10/30/26		$1,202	$1,189
Conservice, Term Loan B, 1st Lien
4.474%, 05/13/27		938	925
Consilio, Term Loan B, 1st Lien
4.500%, 04/30/28		848	837
Convergint, Term Loan, 1st Lien
4.250%, 03/18/28		592	585
Gopher Resource, Term Loan B, 1st Lien
4.250%, 03/06/25		515	466
Harsco, Term Loan, 1st Lien
2.750%, 03/05/28		667	649
Maximus, Term Loan B, 1st Lien
2.500%, 05/12/28		527	522
Oravel Stays, Term Loan B, 1st Lien
9.000%, 06/05/26		533	531
Paysafe Holdings, Term Loan B-1, 1st Lien
3.250%, 06/28/28		1,140	1,089
Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24		614	607
Signal Parent, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 03/25/28		955	848
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
3.750%, 02/10/29		630	621
United Talent, Term Loan B, 1st Lien
4.750%, 07/07/28		539	535
Webhelp, Term Loan, 1st Lien
3.750%, 07/28/28		2,000	2,179
Weld North Education, Cov-Lite Term Loan, 1st Lien
4.250%, 12/21/27		554	548

Total Service			14,854

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
7.750%, 07/26/29		$350	$343

Software & Service [0.1%]
Dedalus, Term Loan, 1st Lien
3.500%, 05/04/27		1,000	1,091
Inovie Group, Term Loan, 1st Lien
4.000%, 03/03/28		2,000	2,194
Renaissance Learning, Incremental Term Loan, 1st Lien
0.000%, 03/17/27(G)		170	169

Total Software & Service			3,454

Surface Transport [0.2%]
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
4.506%, LIBOR + 3.500%, 04/06/26		913	895
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
4.506%, LIBOR + 3.500%, 04/06/26		491	481
Echo Global Logistics, Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 11/03/28		520	513
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, UNFND + 4.250%, 08/19/28		63	62
ENC Parent Corporation, Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 08/19/28		710	697
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.983%, LIBOR + 3.000%, 07/21/28		936	928
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.983%, LIBOR + 3.000%, 07/21/28		$346	$343
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, LIBOR + 7.500%, 04/30/29		645	641
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/28		1,581	1,571
Silk Bidco AS, Facility B, 1st Lien
4.000%, Euribor + 4.000%, 02/24/25	EUR	2,500	2,479
WWEX UNI TopCo Holdings, LLC, Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 07/26/28		380	376

Total Surface Transport			8,986

Technology [0.5%]
BMC, Term Loan, 1st Lien
4.000%, 10/02/25		998	1,100
Bock Capital Bidco BV, Term Loan, 1st Lien
3.500%, 04/28/28		1,000	1,088
Donnelley Financial Solutions, Term Loan B, 1st Lien
5.500%, 11/01/26		490	485
Gfk SE, Term Loan B-1, 1st Lien
3.500%, 04/21/28		1,500	1,632
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		1,322	1,447
II-VI, Term Loan B, 1st Lien
0.000%, 12/08/28(G)		855	849
North American Bancard, Term Loan, 1st Lien
3.500%, 11/17/28		720	710
Paysafe Holdings, Term Loan, 1st Lien
3.000%, 06/09/28		2,000	2,120
Philips DA, Term Loan, 1st Lien
3.500%, 06/09/28		1,500	1,579

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ping Identity, Term Loan B, 1st Lien
4.250%, 11/22/28		$205	$203
Sitel Group, Term Loan, 1st Lien
3.750%, 07/28/28		2,500	2,743
Synaptics, Term Loan, 1st Lien
2.750%, 10/20/28		514	511
Technicolor, Term Loan B, 1st Lien
6.000%, 06/03/24		621	732
Technicolor, Term Loan, 1st Lien
12.446%, 06/03/24		821	845
6.000%, 06/03/24		538	626
Trace3, Term Loan, 1st Lien
4.750%, 10/06/28		480	470
UST Holdings Ltd, Term Loan, 1st Lien
4.250%, 11/20/28		798	786
Virtusa, Term Loan, 1st Lien
4.500%, 02/11/28		1,186	1,175

Total Technology			19,101

Telecommunications [0.7%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, Euribor + 3.000%, 06/22/25	EUR	2,381	2,576
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.647%, LIBOR + 4.250%, 12/15/27		728	722
Commscope, Inc., Initial Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 04/06/26		464	451
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 12/11/26		2,034	2,014
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/02/27		730	682
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.647%, LIBOR + 2.250%, 01/31/28		$1,000	$977
Creation Technologies Inc., Initial Term Loan, 1st Lien
6.000%, LIBOR + 5.500%, 09/14/28		650	634
Frontier Communications Holdings, LLC, TLB, 1st Lien
4.500%, LIBOR + 3.750%, 10/08/27		596	586
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.983%, LIBOR + 4.000%, 12/01/27		2,004	1,999
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, Euribor + 4.250%, 10/08/27		990	1,090
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
4.454%, CME Term SOFR + 4.250%, 02/01/29		1,105	1,085
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
3.250%, LIBOR + 2.500%, 11/04/26		479	475
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, Euribor + 4.250%, 07/02/27		2,500	2,751
Lumen Technologies Inc., Term B Loan, 1st Lien
2.707%, LIBOR + 2.250%, 03/15/27		499	485
MetroNet Systems Holdings, LLC, 2021 Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 05/26/28		846	836
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 09/25/26		1,815	1,797

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 07/21/28		$1	$1
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
7.756%, LIBOR + 6.750%, 07/23/29		250	241
Voyage Australia Pty Limited, Initial U.S. Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 05/26/28		549	542
Voyage Digital, Term Loan B, 1st Lien
0.000%, 03/03/29(G)		640	627
Xplornet, Term Loan, 1st Lien
4.500%, 09/30/28		—	—
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, Euribor + 3.000%, 01/31/29	EUR	3,000	3,244

Total Telecommunications			23,815

Transportation [0.1%]
Pilot Travel Centers, LLC, Initial Tranche B Term Loan, 1st Lien
2.209%, 08/04/28		1,322	1,301
Superior Industries, Closing Date Term Loan
4.209%, LIBOR + 4.000%, 05/22/24		909	891

Total Transportation			2,192

Utilities [0.4%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 10/02/23		1,703	1,199
Generation Bridge, LLC, Term B Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/06/28		544	541
Generation Bridge, LLC, Term C Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/06/28		$11	$11
GGP (Brookfield Residential Property) Term Loan, 1st Lien
3.250%, 08/01/25(F)		2,015	1,977
Granite Generation LLC, Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 11/01/26		2,725	2,611
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
3.209%, LIBOR + 3.000%, 07/16/25		854	825
Longview Power LLC, Term Loan
11.500%, 04/14/25		433	425
MGroup Term Loan B
4.500%, 07/25/25	GBP	2,700	3,482
Talen Energy Supply Term Loan B (2019)
3.959%, 06/26/26		965	882
Traverse Midstream Partners LLC, Advance, 1st Lien
4.300%, SOFR + 4.250%, 09/27/24		723	719
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, LIBOR + 5.750%, 06/18/26		618	595

Total Utilities			13,267

Total Loan Participations
(Cost $721,128)			696,637

Mortgage-Backed Securities [11.5%]
522 Funding CLO, Ser 2021-7A, Cl E
6.479%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)		1,700	1,617
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.710%, Euribor 3 Month + 5.710%, 04/25/34	EUR	1,000	1,020

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, Euribor 3 Month + 6.400%, 03/15/33	EUR	3,500	$3,795
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, Euribor 3 Month + 6.320%, 04/17/32	EUR	1,500	1,585
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, Euribor 3 Month + 6.350%, 07/20/32	EUR	3,250	3,372
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.090%, Euribor 3 Month + 6.090%, 10/24/33	EUR	850	909
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, Euribor 3 Month + 4.820%, 11/15/31	EUR	1,500	1,567
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, Euribor 3 Month + 6.450%, 11/15/31	EUR	1,000	996
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
3.130%, Euribor 3 Month + 3.130%, 07/28/34	EUR	900	967
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
6.080%, Euribor 3 Month + 6.080%, 06/22/34	EUR	2,055	2,191
Aurium CLO V Designated Activity, Ser 2021-5X, Cl DR
3.500%, Euribor 3 Month + 3.500%, 04/17/34	EUR	2,500	2,714
Aurium CLO VII DAC, Ser 2021-7X, Cl E
5.860%, Euribor 3 Month + 5.860%, 05/15/34	EUR	2,125	2,188
BABSN CLO, Ser 2018-IA, Cl ER
5.754%, ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)		$2,000	$1,840
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
4.970%, Euribor 3 Month + 4.970%, 04/20/32	EUR	1,690	1,801
Barings CLO 2019-III, Ser 2021-3A, Cl ER
6.954%, ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)		1,500	1,474
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, Euribor 3 Month + 4.120%, 04/15/31	EUR	4,275	4,350
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, Euribor 3 Month + 5.050%, 10/15/31	EUR	3,000	3,098
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, Euribor 3 Month + 5.790%, 07/27/31	EUR	2,900	3,093
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, Euribor 3 Month + 6.500%, 07/24/32	EUR	2,475	2,640
Battalion CLO 18, Ser 2021-18A, Cl ER
6.951%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A)		2,000	1,913
Battalion CLO X, Ser 2021-10A, Cl DR2
6.869%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)		2,750	2,663
Battalion Clo XIV, Ser 2021-14A, Cl DR
3.615%, ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A)		2,000	1,957
Battalion Clo XIV, Ser 2021-14A, Cl ER
7.035%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A)		3,500	3,381

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Birch Grove CLO 2, Ser 2021-2A, Cl E
7.198%, ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)		$1,750	$1,676
Birch Grove CLO 3, Ser 2021-3A, Cl E
7.183%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A)		4,000	3,848
Black Diamond CLO, Ser 2017-1A, Cl C
4.209%, ICE LIBOR USD 3 Month + 3.950%, 04/24/29(A)		3,000	2,945
Black Diamond CLO, Ser 2021-1A, Cl D
7.682%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A)		1,000	924
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, Euribor 3 Month + 6.500%, 10/03/29	EUR	1,220	1,335
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, Euribor 3 Month + 4.420%, 03/15/31	EUR	3,000	3,069
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, Euribor 3 Month + 6.600%, 03/15/31	EUR	1,750	1,813
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.130%, Euribor 3 Month + 6.130%, 07/19/35	EUR	3,000	3,190
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, Euribor 3 Month + 8.920%, 12/15/32	EUR	1,250	1,295
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
3.100%, Euribor 3 Month + 3.100%, 10/15/35	EUR	1,150	1,231
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, Euribor 3 Month + 4.630%, 12/15/30	EUR	2,000	$2,087
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, Euribor 3 Month + 5.800%, 05/25/34	EUR	2,500	2,617
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, Euribor 3 Month + 5.050%, 10/30/30	EUR	2,000	2,105
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, Euribor 3 Month + 6.770%, 07/15/35	EUR	5,850	6,330
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, Euribor 3 Month + 4.580%, 01/15/31	EUR	2,000	2,020
Carlyle Euro CLO DAC, Ser 2021-2X, Cl CR
3.500%, Euribor 3 Month + 3.500%, 08/15/32	EUR	1,300	1,404
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
3.500%, Euribor 3 Month + 3.500%, 02/15/36	EUR	1,350	1,441
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
6.460%, Euribor 3 Month + 6.460%, 02/15/36	EUR	2,700	2,835
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
3.141%, ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)		1,800	1,654
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.500%, Euribor 3 Month + 5.500%, 01/16/33	EUR	2,000	2,097

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, Euribor 3 Month + 4.930%, 07/15/31	EUR	3,300	$3,429
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.580%, Euribor 3 Month + 4.580%, 01/25/32	EUR	2,400	2,484
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl CRR
3.700%, Euribor 3 Month + 3.700%, 11/10/35	EUR	2,500	2,690
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
6.650%, Euribor 3 Month + 6.650%, 11/10/35	EUR	1,450	1,530
Catamaran CLO, Ser 2018-1A, Cl E
6.628%, ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)		3,500	3,213
Cathedral Lake VI, Ser 2021-6A, Cl E
7.468%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A)		4,000	3,815
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
3.100%, Euribor 3 Month + 3.100%, 08/18/35	EUR	1,300	1,392
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
3.150%, Euribor 3 Month + 3.150%, 11/23/34	EUR	1,430	1,540
CQS US CLO, Ser 2021-1A, Cl D1
3.797%, ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A)		1,000	985
CQS US CLO, Ser 2021-1A, Cl DJ
5.227%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A)		$300	$301
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.609%, ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)		2,000	1,881
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.491%, ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)		2,250	2,034
CRNPT, Ser 2018-4A, Cl D
3.004%, ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)		3,000	2,824
Crown Point CLO 8, Ser 2021-8A, Cl ER
7.384%, ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A)		3,500	3,289
Crown Point CLO 9, Ser 2021-9A, Cl DR
3.988%, ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)		2,000	1,977
Crown Point CLO 9, Ser 2021-9A, Cl ER
6.998%, ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)		2,375	2,254
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, Euribor 3 Month + 5.860%, 02/22/34	EUR	1,200	1,295
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, Euribor 3 Month + 8.060%, 02/22/34	EUR	615	627
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, Euribor 3 Month + 6.700%, 06/17/32	EUR	1,000	1,094

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
8.780%, Euribor 3 Month + 8.780%, 12/15/34	EUR	1,700	$1,716
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, Euribor 3 Month + 4.750%, 07/15/32	EUR	911	951
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.270%, Euribor 3 Month + 7.270%, 08/15/31	EUR	1,250	1,281
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, Euribor 3 Month + 6.330%, 01/17/33	EUR	4,200	4,575
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, Euribor 3 Month + 6.670%, 10/15/32	EUR	2,640	2,898
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, Euribor 3 Month + 4.720%, 01/15/32	EUR	3,225	3,401
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
6.370%, Euribor 3 Month + 6.370%, 10/18/34	EUR	3,100	3,286
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, Euribor 3 Month + 6.820%, 01/15/34	EUR	2,000	2,148
Elevation CLO, Ser 2019-1A, Cl D1R2
8.156%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)		2,210	2,152
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, Euribor 3 Month + 7.980%, 04/24/34	EUR	500	$519
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
3.050%, Euribor 3 Month + 3.050%, 07/30/34	EUR	1,120	1,212
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl ERR
6.070%, Euribor 3 Month + 6.070%, 07/30/34	EUR	2,250	2,325
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
5.820%, Euribor 3 Month + 5.820%, 02/15/34	EUR	1,350	1,431
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.200%, Euribor 3 Month + 6.200%, 07/25/35	EUR	3,000	3,149
Fidelity Grand Harbour CLO DAC, Ser 2021-1X, Cl E
6.220%, Euribor 3 Month + 6.220%, 10/15/34	EUR	2,800	2,817
Franklin Park Place CLO I, Ser 2022-1A, Cl E
8.270%, TSFR3M + 7.500%, 04/14/35(A)		2,700	2,615
Generate CLO 5, Ser 2018-5A, Cl E
6.269%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)		2,500	2,404
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, Euribor 3 Month + 5.910%, 01/20/32	EUR	3,550	3,897
Greywolf CLO II, Ser 2021-1A, Cl DRR
7.291%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)		3,000	2,901

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.179%, ICE LIBOR USD 3 Month + 6.920%, 04/15/33(A)		$5,000	$4,823
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.639%, ICE LIBOR USD 3 Month + 8.340%, 11/30/32(A)		1,500	1,484
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, Euribor 3 Month + 5.120%, 02/15/30	EUR	1,000	1,028
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, Euribor 3 Month + 2.550%, 01/15/31	EUR	1,800	1,925
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, Euribor 3 Month + 6.300%, 11/18/29	EUR	3,250	3,353
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, Euribor 3 Month + 5.570%, 10/15/31	EUR	3,000	3,115
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, Euribor 3 Month + 6.110%, 01/15/32	EUR	1,500	1,560
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, Euribor 3 Month + 8.310%, 10/20/32	EUR	1,500	1,545
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
3.450%, Euribor 3 Month + 3.450%, 10/15/34	EUR	1,855	2,006
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
3.500%, Euribor 3 Month + 3.500%, 01/17/35	EUR	1,400	1,498
Henley CLO III DAC, Ser 2021-3X, Cl DR
3.300%, Euribor 3 Month + 3.300%, 12/25/35	EUR	1,450	$1,587
Henley CLO III DAC, Ser 2021-3X, Cl ER
6.290%, Euribor 3 Month + 6.290%, 12/25/35	EUR	1,050	1,112
Henley CLO VI DAC, Ser 2021-6X, Cl E
6.110%, Euribor 3 Month + 6.110%, 06/10/34	EUR	1,000	1,059
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, Euribor 3 Month + 7.030%, 11/14/32	EUR	2,300	2,481
ICG Euro CLO DAC, Ser 2021-1X, Cl E
6.460%, Euribor 3 Month + 6.460%, 10/15/34	EUR	2,000	2,139
ICG Euro CLO DAC, Ser 2021-1X, Cl F
8.820%, Euribor 3 Month + 8.820%, 10/15/34	EUR	1,000	1,018
Jamestown CLO XVI, Ser 2021-16A, Cl D
3.908%, ICE LIBOR USD 3 Month + 3.650%, 07/25/34(A)		2,000	1,977
Jamestown CLO XVI, Ser 2021-16A, Cl E
7.418%, ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)		2,000	1,939
Jamestown CLO XVII, Ser 2021-17A, Cl E
7.341%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A)		4,000	3,776
KKR CLO 14, Ser 2018-14, Cl ER
6.391%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)		2,000	1,828
KKR CLO 26, Ser 2021-26, Cl ER
7.391%, ICE LIBOR USD 3 Month + 7.150%, 10/15/34(A)		3,000	2,881

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Laurelin DAC, Ser 2018-1X, Cl ER
5.430%, Euribor 3 Month + 5.430%, 10/20/31	EUR	5,000	$5,055
LCM 33, Ser 2021-33A, Cl D
3.454%, ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)		1,625	1,606
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, Euribor 3 Month + 4.700%, 05/25/31	EUR	1,150	1,213
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, Euribor 3 Month + 7.150%, 04/15/32	EUR	2,500	2,707
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, Euribor 3 Month + 2.800%, 02/15/31	EUR	3,000	3,279
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, Euribor 3 Month + 4.860%, 02/15/31	EUR	3,650	3,748
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	3,000	3,203
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	151	161
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.709%, ICE LIBOR USD 3 Month + 6.450%, 07/23/29(A)		3,500	3,429
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
6.459%, ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)		$3,000	$2,940
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, Euribor 3 Month + 4.850%, 10/15/30	EUR	1,500	1,557
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, Euribor 3 Month + 8.750%, 01/15/30	EUR	2,000	2,074
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, Euribor 3 Month + 5.860%, 12/15/31	EUR	900	944
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, Euribor 3 Month + 5.390%, 10/15/32	EUR	1,300	1,382
Marble Point CLO XII, Ser 2018-1A, Cl D
3.241%, ICE LIBOR USD 3 Month + 3.000%, 07/16/31(A)		5,000	4,572
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.515%, ICE LIBOR USD 3 Month + 3.260%, 04/21/31(A)		1,500	1,321
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.304%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)		1,000	928
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
7.419%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A)		3,000	2,782
Mountain View CLO, Ser 2018-9A, Cl CR
3.361%, ICE LIBOR USD 3 Month + 3.120%, 07/15/31(A)		2,500	2,323

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 20, Ser 2021-20A, Cl ER
8.108%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)		$2,438	$2,314
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.250%, Euribor 3 Month + 3.250%, 07/22/34	EUR	1,375	1,486
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.060%, Euribor 3 Month + 6.060%, 07/22/34	EUR	2,300	2,433
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.630%, Euribor 3 Month + 8.630%, 07/22/34	EUR	3,230	3,279
Northwoods Capital 22, Ser 2020-22A, Cl E
9.343%, ICE LIBOR USD 3 Month + 8.820%, 09/01/31(A)		5,000	4,910
Northwoods Capital 25, Ser 2021-25A, Cl D
4.004%, ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)		2,000	1,964
Northwoods Capital 25, Ser 2021-25A, Cl E
7.394%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)		2,000	1,853
Northwoods Capital 27, Ser 2021-27A, Cl E
7.162%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A)		1,150	1,082
Northwoods Capital XV, Ser 2021-15A, Cl ER
8.568%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)		2,000	1,859
Oak Hill European Credit Partners IV DAC, Ser 2018-4X, Cl DR
2.500%, Euribor 3 Month + 2.500%, 01/20/32	EUR	3,000	3,209
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
3.600%, Euribor 3 Month + 3.600%, 01/21/35	EUR	1,350	$1,451
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, Euribor 3 Month + 3.500%, 04/18/35	EUR	960	1,043
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, Euribor 3 Month + 5.670%, 04/18/35	EUR	4,455	4,689
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
3.991%, ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)		2,000	1,971
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
7.691%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)		1,000	944
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.121%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)		3,000	2,865
OCP Euro CLO DAC, Ser 2022-5X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/20/35	EUR	1,300	1,418
Otranto Park CLO DAC, Ser 2022-1X, Cl E
7.050%, Euribor 3 Month + 7.050%, 05/15/35	EUR	1,410	1,508
OZLM IX, Ser 2018-9A, Cl CRR
3.504%, ICE LIBOR USD 3 Month + 3.250%, 10/20/31(A)		1,500	1,494
OZLM IX, Ser 2018-9A, Cl DRR
6.374%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)		2,000	1,763

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
OZLM VI, Ser 2018-6A, Cl DS
6.291%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)		$3,550	$3,029
OZLM XI, Ser 2017-11A, Cl DR
7.299%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)		3,000	2,807
OZLM XXII, Ser 2018-22A, Cl D
5.541%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)		1,800	1,528
OZLM XXIV, Ser 2019-24A, Cl D
7.304%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)		4,000	3,733
Parallel, Ser 2018-1A, Cl C
3.054%, ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)		2,000	1,777
Parallel, Ser 2018-1A, Cl D
5.504%, ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A)		1,250	1,020
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.954%, ICE LIBOR USD 3 Month + 6.700%, 04/20/33(A)		2,500	2,436
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, Euribor 3 Month + 6.400%, 04/20/32	EUR	1,000	1,045
Regatta XIV Funding, Ser 2018-3A, Cl E
6.208%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)		3,600	3,387
Regatta XV Funding, Ser 2018-4A, Cl D
6.758%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)		1,750	1,691
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.030%, Euribor 3 Month + 6.030%, 01/20/33	EUR	2,000	2,196
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
3.450%, Euribor 3 Month + 3.450%, 01/24/35	EUR	1,200	$1,285
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
6.220%, Euribor 3 Month + 6.220%, 01/24/35	EUR	1,100	1,114
Sculptor European CLO, Ser 2022-9X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/10/34	EUR	1,400	1,502
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, Euribor 3 Month + 3.600%, 04/15/34	EUR	1,000	1,093
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, Euribor 3 Month + 5.890%, 04/15/34	EUR	1,100	1,140
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
3.400%, Euribor 3 Month + 3.400%, 10/15/34	EUR	1,350	1,462
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, Euribor 3 Month + 4.500%, 01/15/34	EUR	1,025	1,115
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, Euribor 3 Month + 8.380%, 01/15/34	EUR	255	267
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.170%, Euribor 3 Month + 6.170%, 07/17/34	EUR	2,500	2,598

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.341%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)		$1,000	$906
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
6.711%, ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)		3,500	3,256
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, Euribor 3 Month + 4.430%, 01/15/32	EUR	5,366	5,534
St. Paul’s CLO V, Ser 2017-5X, Cl ER
5.150%, Euribor 3 Month + 5.150%, 02/20/30	EUR	1,500	1,577
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
6.300%, Euribor 3 Month + 6.300%, 05/20/34	EUR	1,000	1,059
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
6.120%, Euribor 3 Month + 6.120%, 07/18/34	EUR	4,000	4,149
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, Euribor 3 Month + 4.600%, 01/17/30	EUR	2,800	2,963
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
6.360%, Euribor 3 Month + 6.360%, 04/22/35	EUR	2,000	2,145
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
3.550%, Euribor 3 Month + 3.550%, 07/25/34	EUR	2,000	2,165
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
6.470%, Euribor 3 Month + 6.470%, 07/25/34	EUR	2,000	2,103
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
6.300%, Euribor 3 Month + 6.300%, 07/15/34	EUR	2,000	$2,128
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, Euribor 3 Month + 6.490%, 01/12/32	EUR	1,207	1,235
Toro European CLO 6 DAC, Ser 2021-6X, Cl DR
3.500%, Euribor 3 Month + 3.500%, 01/12/32	EUR	1,030	1,117
Trimaran Cavu, Ser 2019-1A, Cl E
7.294%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)		1,800	1,756
Trimaran Cavu, Ser 2019-2A, Cl D
7.191%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)		1,750	1,665
Trimaran Cavu, Ser 2021-1A, Cl E
6.759%, ICE LIBOR USD 3 Month + 6.500%, 04/23/32(A)		4,000	3,870
Trimaran Cavu, Ser 2021-2A, Cl E
7.329%, ICE LIBOR USD 3 Month + 7.200%, 10/25/34(A)		2,000	1,886
Trimaran Cavu, Ser 2021-3A, Cl E
7.467%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A)		2,000	1,897
Trinitas CLO XVIII, Ser 2021-18A, Cl E
7.297%, ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A)		4,000	3,802
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, Euribor 3 Month + 7.160%, 11/16/32	EUR	2,000	2,158

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
VIBR, Ser 2018-8A, Cl D
6.004%, ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)		$2,000	$1,748
Vibrant CLO XIII, Ser 2021-13A, Cl D
7.301%, ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)		4,000	3,771
Voya CLO, Ser 2018-3A, Cl DR
6.141%, ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A)		2,500	2,394
Voya CLO, Ser 2021-1A, Cl D
3.391%, ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)		1,150	1,137
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
3.200%, Euribor 3 Month + 3.200%, 07/15/35	EUR	1,350	1,442
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
3.100%, Euribor 3 Month + 3.100%, 04/15/35	EUR	1,100	1,196
Wellfleet CLO, Ser 2021-2A, Cl D
3.841%, ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A)		2,000	1,970
Wellfleet CLO, Ser 2021-2A, Cl E
7.201%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A)		1,000	960
Wellfleet CLO, Ser 2021-3A, Cl E
7.210%, ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A)		1,500	1,440
Wind River CLO, Ser 2021-1KRA, Cl ER2
7.591%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A)		2,000	1,907
Wind River CLO, Ser 2021-1KRA, Cl FR2
8.141%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A)		$1,000	$881

Total Mortgage-Backed Securities
Cost ($429,371)			416,714

Sovereign Debt [2.9%]
Abu Dhabi Government International Bond
3.875%, 04/16/50		791	830
3.125%, 09/30/49		597	548
Angolan Government International Bond
9.375%, 05/08/48		1,417	1,397
9.125%, 11/26/49		744	727
8.250%, 05/09/28		318	325
8.000%, 11/26/29		239	241
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,579
Argentine Republic Government International Bond
2.000%, 3.875%, 07/09/22, 01/09/38(E)		749	281
2.500%, 3.500%, 07/09/22, 07/09/41(E)		1,723	606
1.125%, 1.500%, 07/09/22, 07/09/35(E)		12,562	3,820
1.000%, 07/09/29		690	236
0.500%, 0.750%, 07/09/23, 07/09/30(E)		5,401	1,817
0.500%, 07/09/29	EUR	—	—
Bahrain Government International Bond
7.500%, 09/20/47		253	249
Brazilian Government International Bond
8.250%, 01/20/34		278	344
7.125%, 01/20/37		330	378
6.000%, 04/07/26		274	298
5.625%, 01/07/41		246	239
5.625%, 02/21/47		360	342
5.000%, 01/27/45		550	492
4.625%, 01/13/28		393	396
Chile Government International Bond
3.500%, 01/25/50		506	465
3.240%, 02/06/28		203	203
3.100%, 05/07/41		621	550
3.100%, 01/22/61		488	404

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
2.750%, 01/31/27		$200	$196
Colombia Government International Bond
8.125%, 05/21/24		588	638
7.375%, 09/18/37		437	492
6.125%, 01/18/41		728	710
5.625%, 02/26/44		756	688
4.125%, 05/15/51		501	380
3.875%, 04/25/27		497	478
Costa Rica Government International Bond
6.125%, 02/19/31		249	252
5.625%, 04/30/43		368	322
Croatia Government International Bond
6.000%, 01/26/24		1,058	1,122
Development Bank of Kazakhstan JSC
4.125%, 12/10/22		766	751
Dominican Republic International Bond
7.450%, 04/30/44		504	534
6.875%, 01/29/26		1,084	1,154
6.850%, 01/27/45		889	881
6.500%, 02/15/48		280	267
6.000%, 07/19/28		259	264
5.875%, 01/30/60		2,829	2,434
5.500%, 01/27/25		246	255
5.500%, 02/22/29(A)		214	213
5.300%, 01/21/41		604	526
4.875%, 09/23/32		1,548	1,405
Ecuador Government International Bond
5.000%, 5.500%, 07/31/22, 07/31/30(A) (E)		1,278	1,074
0.500%, 1.500%, 07/31/22, 07/31/40(A) (E)		1,413	810
1.000%, 2.50%, 07/31/22, 07/31/35(A) (E)		7,397	4,856
Egypt Government International Bond, MTN
8.875%, 05/29/50		1,587	1,378
8.750%, 09/30/51(A)		500	432
8.700%, 03/01/49		959	823
8.500%, 01/31/47		1,118	956
7.903%, 02/21/48		959	782
7.625%, 05/29/32		493	448
7.600%, 03/01/29		296	282
6.588%, 02/21/28		314	292
5.875%, 02/16/31		$458	$386
El Salvador Government International Bond
9.500%, 07/15/52		193	95
8.625%, 02/28/29		565	275
8.250%, 04/10/32		175	88
7.625%, 02/01/41		680	318
7.125%, 01/20/50		583	264
Export-Import Bank of India, MTN
2.250%, 01/13/31		372	320
Gabon Government International Bond
6.625%, 02/06/31		545	518
Ghana Government International Bond
8.950%, 03/26/51		777	545
8.875%, 05/07/42		455	320
8.625%, 04/07/34		578	414
8.125%, 03/26/32		401	291
7.625%, 05/16/29		447	326
Guatemala Government Bond
6.125%, 06/01/50		289	304
4.650%, 10/07/41(A)		200	187
Hungary Government International Bond
5.375%, 03/25/24		580	608
3.125%, 09/21/51(A)		284	239
2.125%, 09/22/31(A)		260	236
Indonesia Government International Bond, MTN
8.500%, 10/12/35		253	361
7.750%, 01/17/38		404	554
6.625%, 02/17/37		365	458
5.950%, 01/08/46		341	419
5.250%, 01/17/42		247	277
5.250%, 01/08/47		289	331
5.125%, 01/15/45		908	1,006
4.750%, 07/18/47		474	508
Iraq International Bond
5.800%, 01/15/28		247	241
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	732	739
5.875%, 10/17/31	EUR	558	573
4.875%, 01/30/32	EUR	499	488
Jamaica Government International Bond
7.875%, 07/28/45		296	383

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45	$536	$620
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)	2,657	336
7.250%, 03/23/37(B)	1	—
7.050%, 11/02/35(B)	157	19
7.000%, 03/23/32(B)	898	109
6.850%, 03/23/27(B)	1,262	155
6.600%, 11/27/26(B)	624	77
6.375%, 03/09/20(B)	1,502	180
6.150%, 06/19/20(B)	1,760	216
6.100%, 10/04/22(B)	3,210	402
6.000%, 01/27/23(B)	448	54
5.800%, 04/14/20(B)	928	113
Mexico Government International Bond
6.050%, 01/11/40	276	314
5.750%, 10/12/10	330	336
5.550%, 01/21/45	181	198
4.750%, 03/08/44	198	196
3.771%, 05/24/61	1,581	1,287
3.750%, 04/19/71	1,372	1,096
Mongolia Government International Bond
5.625%, 05/01/23	216	218
4.450%, 07/07/31	200	181
Morocco Government International Bond
5.500%, 12/11/42	265	261
4.250%, 12/11/22	538	545
Nigeria Government International Bond, MTN
8.375%, 03/24/29(A)	406	411
8.250%, 09/28/51(A)	464	405
7.696%, 02/23/38	445	389
7.625%, 11/28/47	523	437
7.375%, 09/28/33(A)	660	602
6.500%, 11/28/27	305	291
Oman Government International Bond
7.000%, 01/25/51	296	304
6.750%, 10/28/27	231	252
6.750%, 01/17/48	723	724
6.500%, 03/08/47	2,113	2,077
6.250%, 01/25/31	205	217
6.000%, 08/01/29	462	483
4.750%, 06/15/26	296	298
Pakistan Government International Bond
8.875%, 04/08/51	$1,112	$774
8.250%, 04/15/24	1,050	924
8.250%, 09/30/25	378	315
7.375%, 04/08/31	964	720
6.875%, 12/05/27	566	449
Pakistan Water & Power Development Authority
7.500%, 06/04/31	336	220
Panama Government International Bond
9.375%, 04/01/29	285	386
8.875%, 09/30/27	231	294
7.125%, 01/29/26	110	126
6.700%, 01/26/36	516	638
4.500%, 05/15/47	344	344
4.300%, 04/29/53	550	531
4.000%, 09/22/24	265	271
Paraguay Government International Bond
5.400%, 03/30/50	210	213
4.700%, 03/27/27	291	304
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	420	446
Peruvian Government International Bond
8.750%, 11/21/33	987	1,433
7.350%, 07/21/25	609	692
5.625%, 11/18/50	467	595
3.230%, 07/28/21	355	271
2.780%, 12/01/60	703	552
Philippine Government International Bond
10.625%, 03/16/25	298	365
9.500%, 02/02/30	595	845
7.750%, 01/14/31	276	363
6.375%, 10/23/34	435	550
3.950%, 01/20/40	353	350
2.950%, 05/05/45	290	252
Qatar Government International Bond
4.817%, 03/14/49	1,127	1,339
4.400%, 04/16/50	288	324
3.250%, 06/02/26	752	768
Republic of South Africa Government International Bond
5.875%, 05/30/22	267	269
5.875%, 06/22/30	259	272
5.750%, 09/30/49	541	474

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
5.650%, 09/27/47		$660	$578
5.000%, 10/12/46		342	284
4.300%, 10/12/28		925	896
Romanian Government International Bond
6.125%, 01/22/44		118	137
4.375%, 08/22/23		190	194
4.000%, 02/14/51		1,120	976
3.625%, 03/27/32(A)		364	344
3.624%, 05/26/30	EUR	310	336
3.375%, 01/28/50	EUR	1,052	936
3.000%, 02/27/27(A)		162	158
3.000%, 02/14/31		182	169
Saudi Government International Bond, MTN
5.250%, 01/16/50		825	977
5.000%, 04/17/49		910	1,038
4.625%, 10/04/47		323	347
4.500%, 04/22/60		462	502
4.375%, 04/16/29		300	325
3.750%, 01/21/55		503	485
3.450%, 02/02/61		1,159	1,030
Sri Lanka Government International Bond
7.850%, 03/14/29		760	369
7.550%, 03/28/30		424	200
Third Pakistan International Sukuk
5.625%, 12/05/22		404	392
Turkey Government International Bond
6.875%, 03/17/36		212	190
6.125%, 10/24/28		305	278
6.000%, 03/25/27		247	230
6.000%, 01/14/41		301	237
5.750%, 03/22/24		366	363
5.750%, 05/11/47		1,043	782
5.600%, 11/14/24		255	249
4.875%, 04/16/43		788	563
3.250%, 03/23/23		323	319
Uruguay Government International Bond
7.875%cash/0% PIK, 01/15/33		494	690
7.625%, 03/21/36		527	750
5.100%, 06/18/50		541	640
4.975%, 04/20/55		908	1,064
4.125%, 11/20/45		171	187
Vertical US Newco
5.250%, 07/15/27(A)		2,025	2,010
Vietnam Government International Bond
4.800%, 11/19/24		$578	$600
Zambia Government International Bond
8.970%, 07/30/27		635	455

Total Sovereign Debt
Cost ($126,537)			105,686

Limited Partnerships [2.7%]
Cartesian LP*		10,000	12,802
Golub Capital BDC 3 (M)		47,625	47,625
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (M)		3,318	3,253
Oberland Capital Healthcare Solutions LP (M)		1,949	1,678
Primary Wave Music IP Fund LP (M)		13,153	13,153
Primary Wave Music IP Fund LP (M)		8,550	8,550
Primary Wave Music IP Fund LP (M)		8,492	8,127
TCW Direct Lending LLC		4,010,649	4,011

Total Limited Partnerships
(Cost $97,098)			99,199

Life Settlement Contracts [2.1%](D)(H)(I)
American General Life #508L, Acquired 05/30/2014		2,595	1,850
American General Life #542L, Acquired 07/30/2015		83	326
American General Life #906L, Acquired 07/30/2015		479	3,034
AXA Equitable Life #0474, Acquired 11/04/2013		7,290	6,605
AXA Equitable Life #1616, Acquired 05/30/2014		3,254	2,895
AXA Equitable Life #1898, Acquired 11/04/2013		441	1,117
AXA Equitable Life #7233, Acquired 11/04/2013		395	1,732
AXA Equitable Life #7578, Acquired 11/04/2013		2,104	4,203
AXA Equitable Life #7857, Acquired 11/04/2013		2,297	953
AXA Equitable Life #8538, Acquired 11/04/2013		1,333	1,793

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Guardian Insurance #0346, Acquired 11/04/2013	$646	$1,688
Hartford Life #4700, Acquired 11/24/2015	81	152
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,600
ING Reliastar #4842, Acquired 11/20/2013	921	2,295
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,048
John Hancock #0430, Acquired 05/30/2014	2,418	3,391
John Hancock #1929, Acquired 05/30/2014	3,812	2,745
John Hancock #5072, Acquired 05/30/2014	1,409	4,040
John Hancock #5080, Acquired 11/19/2013	313	4,039
John Hancock #5885, Acquired 05/30/2014	894	1,738
John Hancock #6686, Acquired 05/30/2014	3,035	2,200
Lincoln National #4754, Acquired 09/17/2015	610	4,166
Lincoln National #5658, Acquired 09/17/2015	329	1,527
Lincoln National #7099, Acquired 09/17/2015	1,254	2,847
Lincoln National #8558, Acquired 09/17/2015	1,659	1,987
Mass Mutual #5681, Acquired 11/05/2013	288	2,537
Met Life #8MLU, Acquired 05/20/2014	1,413	679
Penn Life #8183, Acquired 10/18/2016	46	123
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,086
Phoenix Life #5715, Acquired 10/18/2016	570	2,282
Phoenix Life #6157, Acquired 10/18/2016	569	2,251
Phoenix Life #8499, Acquired 05/30/2014	756	1,159
Phoenix Life #8509, Acquired 05/30/2014	761	1,159
Principal Financial #6653, Acquired 10/30/2013	306	241
Security Mutual Life #5380, Acquired 10/28/2013	410	—
Transamerica #1708, Acquired 10/28/2013	957	580
Transamerica #8205, Acquired 10/28/2013	$714	$513

Total Life Settlement Contracts
(Cost $48,321)		75,581

Closed-End Funds [0.3%]
Cliffwater Corporate Lending Fund, Cl I	942,507	10,141
Stone Ridge Reinsurance Risk Premium Interval Fund	1,090	43

Total Closed-End Funds
(Cost $10,046)		10,184

Common Stock [0.2%]
Communication Services [0.1%]
Intelsat Emergence SA *	19,845	590
Intelsat Jackson	2,116	—

Total Communication Services		590

Consumer Cyclical [0.0%]
TruKid *	232	579

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	—

Financials [0.0%]
BCD Acquisition	1,000,000	—
Propco Certificates * (D)	3,788	60

Total Financials		60

Health Care [0.0%]
Novartex	180,000	22

Manufacturing [0.0%]
Vivarte	6,000	1

Media Entertainment [0.0%]
iHeartMedia *	12,136	230

Oil Field Services [0.0%]
Superior Energy	30,620	1,561

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners *		$11,456	$170

Retail [0.0%]
Qurate Retail		900	77

Retailers [0.0%]
Belk, Inc.		81	1
Penney Borrower LLC *		505	6

Total Retailers			7

Services [0.0%]
A’ayan Leasing & Investment KSCP *		976,932	376
Wayne Services Legacy *		257	—

Total Services			376

Technology [0.0%]
AS ADV Shares		127,800	—

Total Technology			—

Utilities [0.0%]
Longview Power LLC		64,904	671

Total Common Stock
(Cost $6,212)			4,344

Convertible Bonds [0.1%]
Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26		1,030	926

Coal Mining [0.0%]
New World Resources
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	11

Internet Content-Entmnt [0.0%]
Twitter
0.000%, 03/15/26(C)		683	573

Telephones & Telecommunications [0.0%]
Digicel Group
7.000%, 10/01/70		1,838	1,474

Textile-Products [0.1%]
Sasa Polyester Sanayi
3.250%, 06/30/26	EUR	1,400	$1,724

Total Convertible Bonds
Cost ($4,124)			4,708

Warrants [0.0%]
Chesapeake Energy,
Expires 02/12/26* (J)		2,360	141
Toys ‘R’ Us/Hill Street
Expires 06/21/22* (J)		14,795	7

Total Warrants
(Cost $61)			148

Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP (K)		1,283	1,303

Total Preferred Stock
(Cost $367)			1,303

Short-Term Investment [4.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**		173,987,537	173,988

Total Short-Term Investment
(Cost $173,988)			173,988

Total Investments [100.0%]
(Cost $4,029,544)			3,643,805

Percentages are based on net assets of $3,643,282 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $1,218,312 (000), representing 33.4% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Zero coupon security.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Step Bond — The rate reported is the rate in effect on March 31, 2022. The coupon on a step bond changes on a specific date.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan, interest rate not available.

(H)	Security is considered illiquid. The total market value of such securities as of March 31, 2022 was $75,581 (000) and represented 2.07% of the net assets of the Fund.

(I)	Security is considered restricted. The total market value of such securities as of March 31, 2022 was $75,581 (000) and represented 2.07% of the net assets of the Fund.

(J)	Strike Price is unavailable.

(K)	There is currently no rate available.

(L)	Maturity date is unavailable.

(M)	Unfunded Commitments as of March 31, 2022:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$47,625,000	$58,125,000	None	None
Oberland Capital Healthcare Solutions Offshore LP	1,678,553	17,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,252,707	18,181,250	None	None
Primary Wave Music IP Fund 3, LP	29,829,056	41,508,157	None	None
Total	$82,385,316	$135,529,504

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SA — Special Assessment

Ser — Series

SOFR — Secured Overnight Financing Rate

ULC — Unlimited Liability Company

USD — U.S. Dollar

At March 31, 2022, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date
American General Life #508L	1	5/30/2014	5/30/2014
American General Life #542L	1	7/30/2015	7/30/2015
American General Life #906L	1	7/30/2015	7/30/2015
AXA Equitable Life #0474	1	11/4/2013	11/4/2013
AXA Equitable Life #1616	1	5/30/2014	5/30/2014
AXA Equitable Life #1898	1	11/4/2013	11/4/2013
AXA Equitable Life #7233	1	11/4/2013	11/4/2013
AXA Equitable Life #7578	1	11/4/2013	11/4/2013
AXA Equitable Life #7857	1	11/4/2013	11/4/2013
AXA Equitable Life #8538	1	11/4/2013	11/4/2013
Guardian Insurance #0346	1	11/4/2013	11/4/2013
Hartford Life #4700	1	11/24/2015	11/24/2015
ING Reliastar #1234	1	12/5/2013	12/5/2013
ING Reliastar #4842	1	11/20/2013	11/20/2013
ING Reliastar #776H	1	5/30/2014	5/30/2014
John Hancock #0430	1	5/30/2014	5/30/2014
John Hancock #1929	1	5/30/2014	5/30/2014
John Hancock #5072	1	5/30/2014	5/30/2014
John Hancock #5080	1	11/19/2013	11/19/2013
John Hancock #5885	1	5/30/2014	5/30/2014
John Hancock #6686	1	5/30/2014	5/30/2014
Lincoln National #4754	1	9/17/2015	9/17/2015
Lincoln National #5658	1	9/17/2015	9/17/2015
Lincoln National #7099	1	9/17/2015	9/17/2015
Lincoln National #8558	1	9/17/2015	9/17/2015
Mass Mutual #5681	1	11/5/2013	11/5/2013
Met Life #8MLU	1	5/20/2014	5/20/2014
Penn Life #8183	1	10/18/2016	10/18/2016
Penn Mutual #3106	1	5/30/2014	5/30/2014
Phoenix Life #5715	1	10/18/2016	10/18/2016
Phoenix Life #6157	1	10/18/2016	10/18/2016
Phoenix Life #8499	1	5/30/2014	5/30/2014
Phoenix Life #8509	1	5/30/2014	5/30/2014
Principal Financial #6653	1	10/30/2013	10/30/2013
Security Mutual Life #5380	1	10/28/2013	10/28/2013
Transamerica #1708	1	10/28/2013	10/28/2013
Transamerica #8205	1	10/28/2013	10/28/2013

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	$2,595	$1,850	0.1%
American General Life #542L	83	326	0.0%
American General Life #906L	479	3,034	0.1%
AXA Equitable Life #0474	7,290	6,605	0.2%
AXA Equitable Life #1616	3,254	2,895	0.1%
AXA Equitable Life #1898	441	1,117	0.0%
AXA Equitable Life #7233	395	1,732	0.1%
AXA Equitable Life #7578	2,104	4,203	0.1%
AXA Equitable Life #7857	2,297	953	0.0%
AXA Equitable Life #8538	1,333	1,793	0.0%
Guardian Insurance #0346	646	1,688	0.0%
Hartford Life #4700	81	152	0.0%
ING Reliastar #1234	1,067	4,600	0.1%
ING Reliastar #4842	921	2,295	0.1%
ING Reliastar #776H	1,518	1,048	0.0%
John Hancock #0430	2,418	3,391	0.1%
John Hancock #1929	3,812	2,745	0.1%
John Hancock #5072	1,409	4,040	0.1%
John Hancock #5080	313	4,039	0.1%
John Hancock #5885	894	1,738	0.1%
John Hancock #6686	3,035	2,200	0.1%
Lincoln National #4754	610	4,166	0.1%
Lincoln National #5658	329	1,527	0.0%
Lincoln National #7099	1,254	2,847	0.1%
Lincoln National #8558	1,659	1,987	0.1%
Mass Mutual #5681	288	2,537	0.1%
Met Life #8MLU	1,413	679	0.0%
Penn Life #8183	46	123	0.0%
Penn Mutual #3106	1,294	1,086	0.0%
Phoenix Life #5715	570	2,282	0.1%
Phoenix Life #6157	569	2,251	0.1%
Phoenix Life #8499	756	1,159	0.0%
Phoenix Life #8509	761	1,159	0.0%
Principal Financial #6653	306	241	0.0%
Security Mutual Life #5380	410	-	0.0%
Transamerica #1708	957	580	0.0%
Transamerica #8205	714	513	0.0%
	$48,321	$75,581	2.1%

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/20/22	USD	583	EUR	528	$1
State Street	04/20/22	EUR	2,036	USD	2,329	76
U.S. Bank	04/13/22	USD	5,835	EUR	5,280	8
U.S. Bank	04/13/22	USD	1,481	EUR	1,330	(9)
U.S. Bank	04/13/22	EUR	219,700	USD	246,488	3,380
U.S. Bank	04/13/22 - 04/20/22	EUR	252,132	USD	277,206	(1,799)
U.S. Bank	04/14/22	GBP	28,545	USD	37,338	(158)
						$1,499

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,055,303	$10	$2,055,313
Loan Participations	—	692,233	4,404	696,637
Mortgage-Backed Securities	—	416,714	—	416,714
Sovereign Debt	—	105,686	—	105,686
Limited Partnerships	86,397	12,802	—	99,199
Life Settlement Contracts	—	—	75,581	75,581
Closed-End Funds	10,184	—	—	10,184
Common Stock	2,045	2,239	60	4,344
Convertible Bonds	—	4,708	—	4,708
Warrants	—	148	—	148
Preferred Stock	—	1,303	—	1,303
Short-Term Investment	173,988	—	—	173,988
Total Investments in Securities	$272,614	$3,291,136	$80,055	$3,643,805

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$3,465	$—	$3,465
Unrealized Depreciation	—	(1,966)	—	(1,966)
Total Other Financial Instruments	$—	$1,499	$—	$1,499

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $80,055 (000) in Level 3 securities as of March 31, 2022, $75,581 (000) or 94.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

consolidated schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2022:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Mortgage-Backed Securities
Beginning balance as of October 1, 2021	$16	$3,885	$1,995
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(6)	519	(1,995)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2022	$10	$4,404	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(10)	$(524)	$1,995

	Investments in Life Settlement Contracts	Investments in Common Stock	Total
Beginning balance as of October 1, 2021	$93,737	$80	$99,713
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(18,156)	(20)	(19,658)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2022	$75,581	$60	$80,055
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$25,283	$20	$26,764

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2022 (000)	Valuation Techniques
Life Settlement Contracts	$ 75,581	Discounted Cash Flow Model

Observable Inputs
Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationship between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2022, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

At March 31, 2022, the Fund had the following investments in life settlement contracts:

Projected Year of Maturity	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2024	6	$18,038	$32,250
2025	6	12,351	38,000
2026	10	25,813	85,500
2027	8	10,956	40,000
Thereafter	7	8,422	40,914
	37	$75,580	$236,664

For the period ended March 31, 2022, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/ (depreciation) on investments, consisted of a net negative change to fair value on life settlement contracts of $14,275,337, offset by $11,417,350 in premiums paid and continuing costs associated with its investment in the policies. For the period ended March 31, 2022, the Fund realized losses of $17,342,090 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.0%]
Communication Services [8.2%]
AT&T	232,500	$5,494
BCE	81,000	4,492
Interpublic Group of	114,500	4,059
Verizon Communications	119,167	6,071

Total Communication Services		20,116

Consumer Discretionary [4.7%]
Genuine Parts	28,600	3,604
Hanesbrands	210,600	3,136
Newell Brands	213,100	4,563

Total Consumer Discretionary		11,303

Consumer Staples [9.9%]
Altria Group	112,750	5,891
Coca-Cola	81,772	5,070
General Mills	60,480	4,096
Philip Morris International	47,100	4,425
Procter & Gamble	30,400	4,645

Total Consumer Staples		24,127

Energy [8.3%]
Chevron	44,500	7,246
Marathon Petroleum	76,000	6,498
Williams	196,900	$6,578

Total Energy		20,322

Financials [24.4%]
Ares Capital	253,400	5,309
Cincinnati Financial	45,200	6,145
Citizens Financial Group	137,100	6,215
Fifth Third Bancorp	127,000	5,466
First Horizon	334,400	7,855
Franklin Resources	71,000	1,982
Hartford Financial Services Group	68,200	4,898
KeyCorp	249,000	5,572
MetLife	97,000	6,817
Principal Financial Group	68,000	4,992
US Bancorp	84,100	4,470

Total Financials		59,721

Health Care [4.3%]
Merck	73,150	6,002
Pfizer	89,000	4,608

Total Health Care		10,610

Industrials [4.5%]
Emerson Electric	56,200	5,510
Lockheed Martin	13,000	5,738

Total Industrials		11,248

Information Technology [4.9%]
Cisco Systems	87,000	4,851
IBM	36,900	4,798
Intel	45,100	2,235

Total Information Technology		11,884

Materials [5.0%]
International Paper	89,500	4,130
LyondellBasell Industries, Cl A	38,100	3,917
Sonoco Products	66,650	4,170

Total Materials		12,217

REITs [8.8%]
Crown Castle International	25,600	4,726
Mid-America Apartment Communities	22,800	4,775
National Retail Properties	115,200	5,177

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
Prologis	24,200	$3,908
Simon Property Group	23,200	3,052

Total REITs		21,638

Utilities [15.0%]
American Electric Power	53,800	5,368
Avangrid	67,600	3,160
Dominion Energy	47,300	4,019
Duke Energy	68,006	7,593
Entergy	47,800	5,581
Eversource Energy	44,542	3,928
NextEra Energy Partners	30,700	2,559
Sempra Energy	26,500	4,455

Total Utilities		36,663

Total Common Stock
(Cost $187,248)		239,849

Exchange-Traded Fund [0.9%]
Invesco Preferred ETF	156,000	2,117

Total Exchange-Traded Fund
(Cost $2,301)		2,117

Short-Term Investment [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	334,378	334

Total Short-Term Investment
(Cost $334)		334

Total Investments [99.0%]
(Cost $189,883)		$242,300

Percentages are based on net assets of $244,652 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2022.

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

As of March 31, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.7%]
Aerospace & Defense [1.3%]
Northrop Grumman	12,000	$5,367

Banks [1.1%]
Bank of America	113,000	4,658

Beverages [2.0%]
PepsiCo	49,000	8,202

Capital Markets [5.4%]
Blackstone, Cl A (A)	64,000	8,124
CME Group, Cl A	36,000	8,563
KKR	30,000	1,754
S&P Global	10,000	4,102

Total Capital Markets		22,543

Chemicals [1.4%]
Sherwin-Williams	23,100	5,766

Commercial Banks [2.2%]
JPMorgan Chase	68,000	9,270

Commercial Services & Supplies [2.8%]
Cintas	27,000	11,486

Construction & Engineering [0.7%]
Quanta Services	22,000	2,895

Consumer Finance [2.3%]
Ally Financial	165,000	7,174
American Express	13,000	$2,431

Total Consumer Finance		9,605

Diversified Financial Services [2.3%]
Berkshire Hathaway, Cl B *	27,000	9,529

Electric Utilities [1.6%]
NextEra Energy	80,000	6,777

Food & Staples Retailing [4.6%]
Costco Wholesale	21,000	12,093
Walmart	46,000	6,850

Total Food & Staples Retailing		18,943

Health Care Equipment & Supplies [2.8%]
Becton Dickinson	18,000	4,788
Edwards Lifesciences *	57,000	6,710

Total Health Care Equipment & Supplies		11,498

Health Care Providers & Services [4.8%]
HCA Healthcare	18,000	4,511
UnitedHealth Group	30,000	15,299

Total Health Care Providers & Services		19,810

Hotels, Restaurants & Leisure [5.2%]
Expedia Group *	28,000	5,479
McDonald’s	33,000	8,160
Starbucks	86,000	7,823

Total Hotels, Restaurants & Leisure		21,462

Industrial Conglomerates [0.8%]
Roper Technologies	7,000	3,306

Insurance [0.5%]
Aon, Cl A	6,500	2,117

Interactive Media & Services [3.7%]
Alphabet, Cl A *	4,200	11,682
Meta Platforms, Cl A *	16,000	3,558

Total Interactive Media & Services		15,240

Internet & Catalog Retail [1.3%]
Amazon.Com *	1,600	5,216

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

schedule of investments
March 31, 2022 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
IT Services [8.5%]
Accenture, Cl A	27,000	$9,105
Mastercard, Cl A	34,000	12,151
Visa, Cl A	63,000	13,972

Total IT Services		35,228

Life Sciences Tools & Services [5.2%]
Charles River Laboratories International *	22,000	6,247
Danaher	18,000	5,280
Thermo Fisher Scientific	17,000	10,041

Total Life Sciences Tools & Services		21,568

Machinery [1.6%]
Trane Technologies	44,000	6,719

Media [1.4%]
Comcast, Cl A	126,000	5,899

Oil, Gas & Consumable Fuels [1.4%]
EOG Resources	49,000	5,842

Pharmaceuticals [0.9%]
Zoetis, Cl A	19,000	3,583

Professional Services [1.0%]
TransUnion	39,000	4,030

Real Estate Investment Trusts [1.3%]
Equinix	7,000	5,191

Road & Rail [1.2%]
Old Dominion Freight Line	17,000	5,078

Semiconductors & Semiconductor Equipment [4.7%]
Applied Materials	64,000	8,435
ASML Holding, Cl G	11,000	7,347
NXP Semiconductors	20,000	3,702

Total Semiconductors & Semiconductor Equipment		19,484

Software [8.7%]
Adobe *	20,000	9,112
Microsoft	87,000	26,823

Total Software		35,935

Specialty Retail [4.1%]
Home Depot	40,000	$11,973
TJX	83,000	5,028

Total Specialty Retail		17,001

Technology Hardware, Storage & Peripherals [6.2%]
Apple	148,000	25,842

Telephones & Telecommunications [1.6%]
Walt Disney *	48,000	6,584

Trading Companies & Distributors [1.1%]
United Rentals *	13,000	4,618

Water Utilities [1.3%]
American Water Works	32,000	5,297

Wireless Telecommunication Services [1.7%]
T-Mobile US *	55,000	7,059

Total Common Stock
(Cost $192,319)		408,648

Short-Term Investment [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.110%**	5,189,046	5,189

Total Short-Term Investment
(Cost $5,189)		5,189

Total Investments [100.0%]
(Cost $197,508)		$413,837

Percentages are based on net assets of $413,798 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2022.

(A)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $8,124 (000), or 1.9% of the net assets of the Fund.

Cl — Class

As of March 31, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

statements of assets and liabilities (000)
March 31, 2022 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$5,027,536	$23,163		$115,048	$69,336
Investments in securities, at value	$4,593,536	$22,551		$107,265	$67,675
Repurchase agreements, at value	434,000	—		—	—
Affiliated Investments, at value	—	—		3,358	—
Cash	—	—		—	37
Dividend and interest receivable	1,439	71		893	890
Receivable for investment securities sold	—	—		—	543
Receivable for capital shares sold	—	—		358	148
Foreign tax reclaim receivable	—	—		2	—
Receivable due from investment adviser	—	14		—	5
Prepaid expenses	607	7		9	8
Total Assets	$5,029,582	$22,643		$111,885	$69,306

LIABILITIES:
Payable for income distributions	39	12		71	50
Payable for capital shares redeemed	—	29		88	—
Payable to Custodian	—	—		2	—
Investment advisory fees payable	176	—		20	—
Shareholder servicing and distribution fees payable	1,099	5		24	27
Administrative fees payable	85	17		19	18
Audit expense payable	—	6		7	6
Accrued expenses	260	1		5	5
Total Liabilities	1,659	70		236	106
Net Assets	$5,027,923	$22,573		$111,649	$69,200

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$5,027,914	$23,684		$115,921	$70,978
Total distributable earnings/(loss)	9	(1,111)		(4,272)	(1,778)
Net Assets	$5,027,923	$22,573		$111,649	$69,200

Class N Shares:
Net Assets	$509,433	$2,219		$10,608	$6,443
Total shares outstanding at end of year	509,421	217		1,056	631
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.22	*	$10.05	$10.21

Class S Shares:
Net Assets	$581,119	$—		$—	$—
Total shares outstanding at end of year	581,111	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—		$—	$—

Servicing Class Shares:
Net Assets	$3,937,371	$20,354		$101,041	$62,757
Total shares outstanding at end of year	3,937,385	1,995		10,072	6,164
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.20		$10.03	$10.18

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2022 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)
ASSETS:
Cost of securities (including affiliated investments)	$1,900,120	$80,436	$4,029,544
Investments in securities, at value	$1,871,047	$74,477	$3,643,805
Affilliated investments, at value	—	2,727	—
Cash	10,761	—	4,239
Foreign currency(1)	—	—	15,755
Dividend and interest receivable	23,918	477	39,952
Foreign tax reclaim receivable	—	26	424
Receivable for capital shares sold	4,002	9	8,686
Receivable for investment securities sold	6,434	—	49,546
Unrealized gain on forward foreign currency contracts	—	—	3,465
Prepaid expenses	52	8	96
Total Assets	$1,916,214	$77,724	$3,765,968

LIABILITIES:
Securites sold short	—	—	3,284
Payable for investment securities purchased	3,145	—	100,672
Payable for income distributions	3,256	—	—
Payable for capital shares redeemed	3,182	8	13,014
Unrealized loss on forward foreign currency contracts	—	—	1,966
Investment advisory fees payable	838	27	1,554
Shareholder servicing and distribution fees payable	677	33	1,554
Trustee fees payable	7	3	—
Administrative fees payable	43	18	65
Accrued expenses	149	8	577
Total Liabilities	11,297	97	122,686
Net Assets	$1,904,917	$77,627	$3,643,282

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$2,004,151	$80,737	$4,382,962
Total distributable earnings/(loss)	(99,234)	(3,110)	(739,680)
Net Assets	$1,904,917	$77,627	$3,643,282

(1)	Cost of foreign currency $15,710(000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2022 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
Institutional Class Shares:
Net Assets	$—	$2,680		$—
Total shares outstanding at end of year	—	108		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$24.87	*	$—

Class N Shares:
Net Assets	$1,163,012	$74,947		$3,643,282
Total shares outstanding at end of year	113,586	3,012		170,400
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.24	$24.88		$21.38

Servicing Class Shares:
Net Assets	$741,905	$—		$—
Total shares outstanding at end of year	72,415	—		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.25	$—		$—

*	NAV per share as of March 31, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

statements of assets and liabilities (000)
March 31, 2022 (Unaudited)

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$189,883	$197,508
Investments in securities, at value	$242,300	$413,837
Receivable for investment securities sold	5,156	—
Dividend and interest receivable	613	65
Receivable for capital shares sold	88	370
Foreign tax reclaim receivable	50	21
Prepaid expenses	12	16
Total Assets	$248,219	$414,309

LIABILITIES:
Payable for investment securities purchased	$3,160	$—
Payable for capital shares redeemed	173	176
Investment advisory fees payable	92	137
Shareholder servicing and distribution fees payable	52	133
Payable to custodian	—	6
Administrative fees payable	20	22
Accrued expenses	70	37
Total Liabilities	3,567	511
Net Assets	$244,652	$413,798

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$163,113	$177,960
Total distributable earnings	81,539	235,838
Net Assets	$244,652	$413,798

Institutional Class Shares:
Net Assets	$—	$203
Total shares outstanding at end of year	—	8
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$25.85	*

Class N Shares:
Net Assets	$244,652	$229,636
Total shares outstanding at end of year	5,773	8,970
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$42.38	$25.60

Servicing Class Shares:
Net Assets	$—	$183,959
Total shares outstanding at end of year	—	7,162
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$25.69

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

Statements of Operations/Consolidated Statement of Operations

statements of operations (000)
For the six months ended March 31, 2022 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income from Affiliated Investments	$—	$—	$117	$—
Interest Income	2,723	192	914	616
Less: Foreign Taxes Withheld	—	—	—	—
Total Investment Income	2,723	192	1,031	616

EXPENSES:
Investment Advisory Fees	6,968	57	227	100
Shareholder Servicing Fees — Class N(1)	730	6	29	17
Shareholder Servicing Fees — Class S(1)	2,360	—	—	—
Shareholder Servicing Fees — Servicing Class	6,002	30	127	84
Administration Fees	505	102	109	106
Transfer Agent Fees	130	1	3	2
Trustee Fees	90	18	19	19
Professional Fees	262	8	12	10
Custody Fees	94	1	2	1
Registration Fees	54	—	2	1
Printing Fees	59	—	1	1
Insurance and Other Expenses	218	10	11	13
Total Expenses	17,472	233	542	354
Less, Waivers of:
Investment Advisory Fees	(5,895)	(57)	(100)	(100)
Shareholder Servicing Fees — Class N(1)	(1,620)	—	—	—
Shareholder Servicing Fees — Class S(1)	(2,365)	—	—	—
Shareholder Servicing Fees — Servicing Class	(5,131)	—	—	—
Reimbursement of Expenses from Investment Advisor	—	(71)	—	(16)
Net Expenses	2,461	105	442	238

Net Investment Income	262	87	589	378
Net Realized Gain (Loss):
Investments	(3)	49	114	(117)
Affiliated Investments	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,239)	(5,613)	(3,882)
Affiliated Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$259	$(1,103)	$(4,910)	$(3,621)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2022 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)
INVESTMENT INCOME:
Dividend Income	$6	$—	$1,814
Dividend Income from Affiliated Investments	—	95	—
Interest Income	38,682	765	120,659
Less: Foreign Taxes Withheld	—	—	(59)
Total Investment Income	38,688	860	122,414

EXPENSES:
Investment Advisory Fees	5,155	177	9,676
Shareholder Servicing Fees — Class N(1)	3,127	214	9,676
Shareholder Servicing Fees — Servicing Class	1,014	—	—
Administration Fees	257	107	432
Transfer Agent Fees	51	2	94
Trustee Fees	46	19	99
Professional Fees	105	11	245
Custody Fees	37	2	236
Registration Fees	35	2	57
Printing Fees	23	1	60
Interest Expense	—	—	259
Insurance and Other Expenses	182	14	407
Total Expenses	10,032	549	21,241
Less, Waivers of:
Investment Advisory Fees	—	(112)	23
Net Expenses	10,032	437	21,264

Net Investment Income	28,656	423	101,150
Net Realized Gain (Loss) from:
Securities Transactions	(13,644)	(81)	(110,486)
Forward Foreign Currency Contracts	—	—	42,429
Foreign Currency Transactions	—	—	(4,073)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(144,968)	(4,767)	(234,787)
Affiliated Investments		(245)	—
Forward Foreign Currency Contracts	—	—	(11,027)
Foreign Currency Translations	—	—	73
Net Increase (Decrease) in Net Assets Resulting from Operations	$(129,956)	$(4,670)	$(216,721)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

statements of operations (000)
For the six months ended March 31, 2022 (Unaudited)

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$4,278	$2,256
Interest Income	—
Less: Foreign Taxes Withheld	(10)	(12)
Total Investment Income	4,268	2,244

EXPENSES:
Investment Advisory Fees	607	858
Shareholder Servicing Fees — Class N(1)	607	591
Shareholder Servicing Fees — Servicing Class	—	241
Administration Fees	119	133
Trustee Fees	21	24
Professional Fees	18	27
Transfer Agent Fees	6	11
Custody Fees	4	8
Registration Fees	6	16
Interest Expense	3	—
Printing Fees	3	5
Insurance and Other Expenses	16	22
Total Expenses	1,410	1,936
Less, Waivers of:
Investment Advisory Fees	(40)	—
Net Expenses	1,370	1,936

Net Investment Income (Loss)	2,898	308
Net Realized Loss from:
Securities Transactions	29,467	19,813
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,942)	(12,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,423	$7,874

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

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CITY NATIONAL ROCHDALE FUNDS | PAGE 137

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets

statements of changes in net assets (000)
For the six months ended March 31, 2022 (Unaudited) and year ended September 30, 2021

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2022	2021	2022	2021
OPERATIONS:
Net Investment Income	$262	$623	$87	$271
Net Realized Gain (Loss) from Security Transactions	(3)	—	49	238
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(1,239)	(851)
Net Increase (Decrease) in Net Assets Resulting from Operations	259	623	(1,103)	(342)

DISTRIBUTIONS:
Net Investment Income:
Class N	(29)	(53)	(6)	(17)
Class S	(33)	(70)	—	—
Servicing Class	(202)	(513)	(86)	(269)
Total Distributions	(264)	(636)	(92)	(286)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	224,682	689,637	59	389
Shares Issued in Lieu of Dividends and Distributions	30	47	5	14
Shares Redeemed	(357,521)	(571,006)	(555)	(418)
Increase (Decrease) in Net Assets from Class N Share Transactions	(132,809)	118,678	(491)	(15)

Class S:
Shares Issued	1,367,910	2,796,788	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(1,476,296)	(2,528,435)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(108,386)	268,353	—	—

Servicing Class:
Shares Issued	5,650,880	6,485,965	691	3,117
Shares Issued in Lieu of Dividends and Distributions	149	351	9	34
Shares Redeemed	(5,153,749)	(6,262,298)	(6,433)	(12,552)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	497,280	224,018	(5,733)	(9,401)

Net Increase (Decrease) in Net Assets from Share Transactions	256,085	611,049	(6,224)	(9,416)
Total Increase (Decrease) in Net Assets	256,080	611,036	(7,419)	(10,044)

NET ASSETS:
Beginning of Year/Period	4,771,843	4,160,807	29,992	40,036
End of Year/Period	$5,027,923	$4,771,843	$22,573	$29,992

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2022	2021	2022	2021	2022	2021

$589	$1,698	$378	$872	$28,656	$58,223
114	2,380	(117)	20	(13,644)	1,234
(5,613)	(3,545)	(3,882)	(1,072)	(144,968)	71,957
(4,910)	533	(3,621)	(180)	(129,956)	131,414

(207)	(137)	(29)	(75)	(16,601)	(34,401)
—	—	—	—	—	—
(1,935)	(1,542)	(368)	(931)	(11,763)	(22,993)
(2,142)	(1,679)	(397)	(1,006)	(28,364)	(57,394)

617	3,169	276	2,926	144,772	358,867
164	112	13	41	8,578	20,386
(2,294)	(2,157)	(524)	(3,223)	(128,704)	(244,531)
(1,513)	1,124	(235)	(256)	24,646	134,722

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

14,895	19,057	4,998	16,371	101,829	305,006
196	161	51	137	2,366	4,151
(10,145)	(37,582)	(8,440)	(16,574)	(124,029)	(122,110)
4,946	(18,364)	(3,391)	(66)	(19,834)	187,047

3,433	(17,240)	(3,626)	(322)	4,812	321,769
(3,619)	(18,386)	(7,644)	(1,508)	(153,508)	395,789

115,268	133,654	76,844	78,352	2,058,425	1,662,636
$111,649	$115,268	$69,200	$76,844	$1,904,917	$2,058,425

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2022 (Unaudited) and year ended September 30, 2021

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
	2022	2021	2022	2021
OPERATIONS:
Net Investment Income (Loss)	$423	$1,253	$101,150	$205,428
Net Realized Gain (Loss) from:
Security Transactions and Purchased Options	(81)	2,795	(110,486)	48,437
Foreign Currency Transactions	—	—	38,356	2,639
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Swap Contracts	(5,012)	(4,274)	(234,787)	115,623
Foreign Currency Translations	—	—	(10,954)	8,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,670)	(226)	(216,721)	380,206

DISTRIBUTIONS:
Net Investment Income:
Institutional Class	(114)	(139)	—	—
Class N	(2,886)	(1,075)	(125,878)	(246,026)
Servicing Class	—	—	—	—
Total Distributions	(3,000)	(1,214)	(125,878)	(246,026)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	13,980	—	—
Shares Issued in Lieu of Dividends and Distributions	42	44	—	—
Shares Redeemed	(341)	(16,106)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(299)	(2,082)	—	—

Class N:
Shares Issued	4,274	29,374	514,715	1,229,740
Shares Issued in Lieu of Dividends and Distributions	2,598	1,002	86,745	181,607
Shares Redeemed	(19,007)	(34,427)	(727,491)	(1,172,716)
Increase (Decrease) in Net Assets from Class N Share Transactions	(12,135)	(4,051)	(126,031)	238,631

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(12,434)	(6,133)	(126,031)	238,631
Total Increase (Decrease) in Net Assets	(20,104)	(7,573)	(468,630)	372,811

NET ASSETS:
Beginning of Year/Period	97,731	105,304	4,111,912	3,739,101
End of Year/Period	$77,627	$97,731	$3,643,282	$4,111,912

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

City National Rochdale Equity Income Fund		City National Rochdale U.S. Core Equity Fund
2022	2021	2022	2021

$2,898	$5,438	$308	$737

29,467	24,925	19,813	19,407
—	—	—	—

(2,942)	8,552	(12,247)	69,709
—	—	—	—
29,423	38,915	7,874	89,853

—	—	(8)	(19)
(18,602)	(6,821)	(10,208)	(235)
—	—	(8,655)	(482)
(18,602)	(6,821)	(18,871)	(736)

—	—	87	114
—	—	8	2
—	—	(35)	(6,945)
—	—	60	(6,829)

12,548	49,077	15,276	45,556
12,170	4,428	8,413	175
(28,106)	(70,477)	(18,674)	(32,730)
(3,388)	(16,972)	5,015	13,001

—	—	12,642	26,624
—	—	850	44
—	—	(12,422)	(35,698)
—	—	1,070	(9,030)

(3,388)	(16,972)	6,145	(2,858)
7,433	15,122	(4,852)	86,259

237,219	222,097	418,650	332,391
$244,652	$237,219	$413,798	$418,650

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

consolidated statement of cash flows (000)
For the period ended March 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(216,721)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(3,130,886)
Proceeds from disposition of investment securities	3,238,780
Amortization (accretion of market discount)	12,916
Premium payments	(483)
Net realized loss on investments	72,130
Net change in unrealized appreciation on investments	245,741

Changes in assets:
Dividend and interest receivable	5,550
Reclaim receivable	(22)
Receivable for investment securities sold	24,307
Unrealized gain on forward foreign currency contracts	9,082
Prepaid expenses	(53)

Changes in liabilities:
Securities sold short	3,284
Payable for investment securities purchased	(16,502)
Unrealized loss on forward foreign currency contracts	1,945
Investment advisory fees payable	(611)
Shareholder servicing and distribution fees payable	(147)
Administrative fees payable	(1)
Accrued expenses	(9)
Net Cash Provided by Operating Activities	248,300

Cash Flows from Financing Activities:
Proceeds from shares issued	606,493
Cost of shares redeemed	(716,499)
Distributions	(125,878)
Net cash used in financing activities	(235,884)
Net change in cash	12,416
Cash at beginning of period	7,578
Cash at end of period	$19,994

Non-Cash Financing Activities:
Reinvestment of dividends and distributions	$86,745

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$4,239
Foreign Currency	15,755
Total Cash and Foreign Currency	$19,994

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

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CITY NATIONAL ROCHDALE FUNDS | PAGE 143

Financial Highlights/Consolidated Financial Highlights

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2022 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2022	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.00%	$ 509,433	0.09%	0.01%	0.86%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003	0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	1,099,005	0.60	0.05	0.86	—
Class S (commenced operations on October 6, 1999)
2022	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.00%	$ 581,119	0.09%	0.01%	1.01%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003	0.000*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014	0.000*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	841,246	0.67	0.06	1.06	—
Servicing Class (commenced operations on April 3, 2000)^^
2022	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.00%	3,937,371	0.09%	0.01%	0.56%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005	0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
2017	1.00	0.002	0.000*	(0.002)	—	1.00	0.17	2,301,962	0.53	0.24	0.56	—
City National Rochdale Government Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.71	$ 0.02	$ (0.49)	$ (0.02)	$ —	$ 10.22	(4.35)%	$ 2,219	1.01%	0.43%	1.98%	11%
2021	10.91	0.05	(0.19)	(0.06)	—	10.71	(1.27)	2,823	1.03	0.53	1.67	14
2020	10.59	0.08	0.33	(0.09)	—	10.91	3.90	2,890	1.03	0.78	1.50	25
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
2017	10.62	0.05	(0.12)	(0.05)	(0.01)	10.49	(0.68)	1,743	1.03	0.43	1.13	55
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.69	$ 0.04	$ (0.49)	$ (0.04)		$ 10.20	(4.24)%	$ 20,354	0.77%	0.69%	1.73%	11%
2021	10.89	0.08	(0.19)	(0.09)	—	10.69	(1.02)	27,169	0.78	0.79	1.41	14
2020	10.57	0.11	0.33	(0.12)	—	10.89	4.17	37,146	0.78	1.04	1.24	25
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
2017	10.60	0.07	(0.10)	(0.08)	(0.01)	10.48	(0.34)	56,911	0.78	0.68	0.88	55
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.69	$ 0.04	$ (0.50)	$ (0.04)	$ (0.14)	$ 10.05	(4.33)%	$ 10,608	1.01%	0.81%	1.18%	13%
2021	10.79	0.12	(0.10)	(0.12)	—	10.69	0.16	12,837	1.01	1.11	1.14	59
2020	10.53	0.18	0.26	(0.18)	—	10.79	4.21	11,827	1.01	1.66	1.12	35
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
2017	10.52	0.16	(0.09)	(0.16)	—	10.43	0.68	5,626	1.01	1.53	1.13	26
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.67	$ 0.06	$ (0.50)	$ (0.06)	$ (0.14)	$ 10.03	(4.22)%	$ 101,041	0.76%	1.06%	0.93%	13%
2021	10.77	0.15	(0.11)	(0.14)	—	10.67	0.42	102,431	0.76	1.37	0.89	59
2020	10.52	0.20	0.26	(0.21)	—	10.77	4.38	121,827	0.76	1.93	0.87	35
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29
2017	10.51	0.19	(0.10)	(0.19)	—	10.41	0.84	131,477	0.76	1.79	0.88	26

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.80	$ 0.04	$ (0.59)	$ (0.04)	$ —	$ 10.21	(5.06)%	$ 6,443	0.87%	0.79%	1.19%	9%
2021	10.96	0.10	(0.14)	(0.10)	(0.02)	10.80	(0.43)	7,050	0.88	0.87	1.13	33
2020	10.80	0.12	0.16	(0.12)	—	10.96	2.65	7,417	0.88	1.14	1.10	23
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.76	$ 0.06	$ (0.58)	$ (0.06)	$ —	$ 10.18	(4.87)%	$ 62,757	0.62%	1.04%	0.94%	9%
2021	10.93	0.12	(0.15)	(0.12)	(0.02)	10.76	(0.27)	69,794	0.63	1.13	0.89	33
2020	10.77	0.15	0.16	(0.15)	—	10.93	2.91	70,935	0.63	1.40	0.86	23
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2022	$ 11.07	$ 0.15	$ (0.84)	$ (0.14)	$ —	$ 10.24	(6.25)%	$ 1,163,012	1.07%	2.68%	1.07%	18%
2021	10.61	0.33	0.46	(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35	(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
Servicing Class (commenced operations on December 30, 2013)
2022	$ 11.08	$ 0.16	$ (0.83)	$ (0.16)	$ —	$ 10.25	(6.13)%	$ 741,905	0.82%	2.93%	0.82%	18%
2021	10.62	0.36	0.46	(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38	(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41	0.39	(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2022	$ 27.20	$ 0.19	$ (1.54)	$ (0.23)	$ (0.75)	$ 24.87	(5.14)%	$ 2,680	0.51%	1.44%	0.76%	2%
2021	27.57	0.46	(0.38)	(0.38)	(0.07)	27.20	0.27	3,247	0.51	1.68	0.67	74
2020	26.52	0.62	1.06	(0.63)	—	27.57	6.45	5,609	0.51	2.31	0.66	49
2019	25.33	0.68	1.24	(0.73)	—	26.52	7.66	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	2
Class N (commenced operations on December 31, 1999)
2022	$ 27.21	$ 0.12	$ (1.54)	$ (0.16)	$ (0.75)	$ 24.88	(5.39)%	$ 74,947	1.01%	0.94%	1.26%	2%
2021	27.58	0.32	(0.38)	(0.24)	(0.07)	27.21	(0.24)	94,484	1.01	1.15	1.18	74
2020	26.52	0.49	1.07	(0.50)	—	27.58	5.95	99,695	1.01	1.83	1.15	49
2019	25.33	0.55	1.23	(0.59)	—	26.52	7.11	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	2
City National Rochdale Fixed Income Opportunities Fund (Consolidated)
Class N (commenced operations on July 1, 2009)
2022	$ 23.39	$ 0.59	$ (1.86)	$ (0.74)	$ —	$ 21.38	(5.50)%	$ 3,643,282	1.10%	5.23%	1.10%	65%
2021	22.57	1.21	1.04	(1.43)	—	23.39	10.14	4,111,912	1.10	5.14	1.10	117
2020	24.22	1.53	(1.83)	(1.35)	—	22.57	(0.94)	3,739,101	1.10(4)	6.66	1.11(4)	143
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	3.83	3,416,111	1.09(4)	5.53	1.10(4)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(3)	4.65	1.09(3)	162
2017	25.36	1.30	0.67	(1.52)	—	25.81	7.99	2,740,248	1.10(1)(2)	5.04	1.09(2)	140

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2022 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2022	$ 40.58	$ 0.50	$ 4.55	$ (0.49)	$ (2.76)	$ —	$ 42.38	12.85%	$ 244,652	1.13%	2.38%	1.16%	16%
2021	35.52	0.88	5.30	(1.12)	—	—	40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	(1.12)	(1.18)	—	39.32	3.10	239,439	1.14	2.79	1.14	10
2017	39.68	0.94	0.90	(1.12)	—	—	40.40	4.66	253,209	1.13	2.33	1.13	15
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2022	$ 26.49	$ 0.07	$ 0.53	$ (0.09)	$ (1.15)	$ —	25.85	1.93%	$ 203	0.51%	0.54%	0.51%	7%
2021	20.99	0.15	5.45	(0.10)	—	—	26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	—^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	(0.18)	(0.21)	—	18.21	17.71	34	0.52	0.97	0.52	18
2017	14.00	0.17	2.43	(0.17)	(0.60)	—	15.83	19.40	17	0.53	1.19	0.53	25
Class N (commenced operations on December 3, 2012)
2022	$ 26.25	$ —	$ 0.52	$ (0.02)	$ (1.15)	$ —	25.60	1.68%	$ 229,636	1.01%	0.03%	1.01%	7%
2021	20.73	0.02	5.53	(0.03)	—	—	26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	—^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	(0.09)	(0.21)	—	18.01	17.12	146,533	1.02	0.51	1.02	18
2017	13.86	0.10	2.40	(0.10)	(0.60)	—	15.66	18.81	127,086	1.03	0.70	1.03	25
Servicing Class (commenced operations on December 3, 2012)
2022	$ 26.33	$ 0.04	$ 0.53	$ (0.06)	$ (1.15)	$ —	25.69	1.83%	$ 183,959	0.76%	0.28%	0.76%	7%
2021	20.77	0.08	5.54	(0.06)	—	—	26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	—^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	(0.13)	(0.21)	—	18.04	17.38	154,589	0.77	0.76	0.77	18
2017	13.88	0.14	2.40	(0.13)	(0.60)	—	15.69	19.14	130,372	0.78	0.95	0.78	25

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

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notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 10 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Government Bond Fund and Corporate Bond Fund is to provide current income as a primary part of a total return intermediate duration strategy. The investment objective of the California Tax Exempt Bond Fund is to provide current income exempt from federal and California state income tax. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Intermediate Fixed Income Fund is to provide current income and capital appreciation. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Servicing Class shares of the Funds except for Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of Intermediate Fixed Income and U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2022, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral,

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. As of March 31, 2022, there were no open futures contracts.

Swap Agreements – A Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2022 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

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notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2022, were $124,579,435, which represented 3.4% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts activity during the period ended March 31, 2022 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$44,265
Average Notional Balance Short	510,064
Ending Notional Balance Long	7,898
Ending Notional Balance Short	316,501

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2022 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$3,465	$(1,966)	$—	$1,499

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(1,966)	$1,966	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2023. Anytime prior to January 31, 2023, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

CITY NATIONAL ROCHDALE FUNDS | PAGE 152

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2022, CNB and City National Rochdale received $6,212,791 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2023. Anytime prior to January 31, 2023, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2023, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

As of March 31, 2022, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2022, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$161	2022
	196	2023
	223	2024
Corporate Bond Fund	75	2022
	144	2023
	168	2024
California Tax Exempt Bond Fund	150	2022
	181	2023
	202	2024
Intermediate Fixed Income Fund	113	2022
	160	2023
	183	2024
Fixed Income Opportunities Fund	19	2024

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notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

During the period ended March 31, 2022, City National Rochdale did not recover previously waived fees for the Equity Income Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2022, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$2,968	$—	$7,228	$1,676
Corporate Bond Fund	—	13,709	—	16,275
California Tax Exempt Bond Fund	—	6,649	—	14,219
Municipal High Income Fund	—	392,996	—	337,024
Intermediate Fixed Income Fund	—	1,892	9,872	4,952
Fixed Income Opportunities Fund	—	1,903,608	—	1,942,735
Equity Income Fund	—	37,705	—	56,507
U.S. Core Equity	—	29,043	—	42,653

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclassification of long term capital gain distribution on REITs, distribution reclassification, defaulted bond basis adjustments, market discount basis adjustments, investments in swaps and foreign currency translations. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2021 is primarily related to excise tax paid and partnership adjustment:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Corporate Bond Fund	$2	$(2)
Intermediate Fixed Income Fund	1	(1)
Equity Income Fund	47	(47)
U.S. Core Equity Fund	3	(3)

CITY NATIONAL ROCHDALE FUNDS | PAGE 154

The tax character of dividends and distributions declared during the years ended September 30, 2021, and September 30, 2020, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2021	$—	$636	$—	$—	$636
2020	—	14,992	—	—	14,992
Government Bond Fund
2021	$—	$286	$—	$—	$286
2020	—	458	—	—	458
Corporate Bond Fund
2021	$—	$1,679	$—	$—	$1,679
2020	—	2,548	—	—	2,548
California Tax Exempt Bond Fund
2021	$834	$38	$134	$—	$1,006
2020	1,064	45	—	—	1,109
Municipal High Income Fund
2021	$56,118	$1,276	$—	$—	$57,394
2020	52,096	737	—	—	52,833
Intermediate Fixed Income Fund
2021	$—	$948	$266	$—	$1,214
2020	—	2,059	—	—	2,059
Fixed Income Opportunities Fund
2021	$—	$246,026	$—	$—	$246,026
2020	—	211,921	—	—	211,921
Equity Income Fund
2021	$—	$4,902	$1,919	$—	$6,821
2020	—	4,753	2,180	2,077	9,010
U.S. Core Equity Fund
2021	$—	$736	$—	$—	$736
2020	—	1,257	8,277	26	9,560

As of September 30, 2021, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$52	$—	$—	$—	$—	$(38)	$14
Government Bond Fund	—	18	—	(546)	—	627	(15)	84
Corporate Bond Fund	—	310	1,372	—	—	1,181	(83)	2,780
California Tax Exempt Bond Fund	64	—	20	—	—	2,221	(65)	2,240
Municipal High Income Fund	4,758	—	—	(55,218)	—	114,391	(4,845)	59,086
Intermediate Fixed Income Fund	—	371	2,440	—	—	1,753	(4)	4,560
Fixed Income Opportunities Fund	—	52,357	—	(60,013)	(42,190)	(347,239)	4	(397,081)
Equity Income Fund	—	—	14,905	—	—	55,806	7	70,718
U.S. Core Equity Fund	—	12	18,246	—	—	228,576	1	246,835

*	Other temporary differences primarily consist of dividend payable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 155

notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2020, through September 30, 2021, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$39	$507	$546
Municipal High Income Fund	33,999	21,219	55,218
Fixed Income Opportunities Fund	—	60,013	60,013

During the year ended September 30, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond Fund	$222
Corporate Bond Fund	848
Intermediate Fixed Income Fund	90
Equity Income Fund	180

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2022, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$23,163	$40	$(652)	$(612)
Corporate Bond Fund	115,048	153	(4,578)	(4,425)
California Tax Exempt Bond Fund	69,336	202	(1,863)	(1,661)
Municipal High Income Fund	1,900,120	71,080	(100,153)	(29,073)
Intermediate Fixed Income Fund	80,436	493	(3,725)	(3,232)
Fixed Income Opportunities Fund	4,029,544	56,079	(441,818)	(385,739)
Equity Income Fund	189,883	57,691	(5,274)	52,417
U.S. Core Equity Fund	197,508	218,205	(1,876)	216,329

At March 31, 2022, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may

CITY NATIONAL ROCHDALE FUNDS | PAGE 156

be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 157

notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2022, and the year ended September 30, 2021, was as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2022	2021	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	— (a)	—	—
Shares redeemed	—	—	—	—	—	—
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	224,682	689,637	6	37	59	295
Shares issued in lieu of dividends and distributions	30	47	— (a)	1	16	10
Shares redeemed	(357,521)	(571,006)	(53)	(39)	(220)	(201)
Net Class N transactions	(132,809)	118,678	(47)	(1)	(145)	104
Class S:
Shares issued	1,367,910	2,796,788	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(1,476,296)	(2,528,435)	—	—	—	—
Net Class S transactions	(108,386)	268,353	—	—	—	—
Servicing Class:
Shares issued	5,650,879	6,485,965	66	288	1,430	1,770
Shares issued in lieu of dividends and distributions	149	351	1	3	19	15
Shares redeemed	(5,153,749)	(6,262,298)	(612)	(1,163)	(975)	(3,500)
Net Servicing Class transactions	497,279	224,018	(545)	(872)	474	(1,715)

(a)	Less than 1,000.

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	27	268	13,240	32,665
Shares issued in lieu of dividends and distributions	1	4	794	1,859
Shares redeemed	(50)	(296)	(12,036)	(22,278)
Net Class N transactions	(22)	(24)	1,998	12,246
Servicing Class:
Shares issued	473	1,504	9,309	27,704
Shares issued in lieu of dividends and distributions	5	13	218	376
Shares redeemed	(799)	(1,525)	(11,441)	(11,092)
Net Servicing Class transactions	(321)	(8)	(1,914)	16,988

CITY NATIONAL ROCHDALE FUNDS | PAGE 158

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	506	—	—
Shares issued in lieu of dividends and distributions	2	2	—	—
Shares redeemed	(13)	(592)	—	—
Net Institutional Class transactions	(11)	(84)	—	—
Class N:
Shares issued	162	1,074	22,766	52,367
Shares issued in lieu of dividends and distributions	100	36	3,925	7,773
Shares redeemed	(722)	(1,253)	(32,100)	(49,980)
Net Class N transactions	(460)	(143)	(5,409)	10,160

	Equity Income Fund		U.S. Core Equity Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	3	6
Shares issued in lieu of dividends and distributions	—	—	— (a)	— (a)
Shares redeemed	—	—	(1)	(268)
Net Institutional Class transactions	—	—	2	(262)
Class N:
Shares issued	299	1,281	568	1,878
Shares issued in lieu of dividends and distributions	298	113	305	8
Shares redeemed	(670)	(1,800)	(694)	(1,362)
Net Class N transactions	(73)	(406)	179	524
Servicing Class:
Shares issued	—	—	474	1,125
Shares issued in lieu of dividends and distributions	—	—	31	2
Shares redeemed	—	—	(472)	(1,479)
Net Servicing Class transactions	—	—	33	(352)

(a)	Less than 1,000.

CITY NATIONAL ROCHDALE FUNDS | PAGE 159

notes to financial statements/ consolidated notes to financial statements
March 31, 2022 (Unaudited)

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2022, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Fixed Income Opportunities Fund	$200,000	$259	2.75%	$22,249	$81,895
Equity Income Fund	200,000	3	2.75	849	5,601

11. OTHER MATTERS

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of U.S. Dollar LIBOR publications until June 30, 2023, although the remainder of LIBOR publications ended on December 31, 2021. Various financial industry groups have been planning for the transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or

CITY NATIONAL ROCHDALE FUNDS | PAGE 160

financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the applicable phase out. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or NAV.

12.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2022, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 161

board approval of sub-advisory agreement (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). At meetings held on November 9, 2021, and December 1-2, 2021, the Board and the Independent Trustees considered, and at the December 2, 2021, meeting, the Board and the Independent Trustees approved, a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between City National Rochdale, LLC (the “Adviser”) and T. Rowe Price Associates, Inc. (the “Sub-Adviser”) with respect to a portion of the City National Rochdale Fixed Income Opportunities Fund series of the Trust (the “Fund”) focused on an emerging markets strategy, for an initial two-year term.

General Information

The following information summarizes the Board’s considerations associated with its review of the New Sub-Advisory Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, extent and quality of the various services to be performed by the Sub-Adviser. In considering these matters, the Independent Trustees discussed the approval of the New Sub-Advisory Agreement with management and in private sessions with their independent counsel at which no representatives of the Sub-Adviser were present.

The Board reviewed extensive materials regarding the investment performance of the Sub-Adviser’s Emerging Markets Corporate Bond strategy, which was managed by the portfolio managers who would manage the Sub-Adviser’s portion of the Fund; the sub-advisory fee proposed to be charged by the Sub-Adviser with respect to the Fund; financial information with respect to the Sub-Adviser; descriptions of various sub-advisory services that the Sub-Advisor proposed to provide to the Fund; and information about the personnel who would be providing services to the Fund. The Board also received a memorandum from legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sub-Advisory Agreement. In addition, the Board took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the New Sub-Advisory Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by the Sub-Adviser to the Fund, the Board considered a variety of matters, including the background, education, and experience of the Sub-Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract, and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed the Sub-Adviser’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements.

The Trustees reviewed information regarding the performance of the Sub-Adviser’s Emerging Markets Corporate Bond strategy, which was managed by the portfolio managers who would be managing the Sub-Adviser’s portion of the Fund. The Trustees observed that the returns of the Sub-Adviser’s Emerging Markets Corporate Bond Composite (gross of fees) for the one-, three-, five-, and ten-year periods ended September 30, 2021, were higher than the returns of the J.P. Morgan Corporate Emerging Market Bond Broad Diversified Index.

The Board concluded that based on the various factors they had reviewed, the Sub-Adviser would have the capabilities, resources, and personnel necessary to manage its portion of the Fund, and that the Sub-Adviser was likely to provide high quality sub-advisory services to the Fund.

Sub-Advisory Fee and Benefits to Sub-Adviser

The Board reviewed information included in the meeting materials regarding the proposed sub-advisory fee charged by the Sub-Adviser with respect to the Fund. The Board noted that the Sub-Adviser did not currently manage any other sub-advised accounts with investment objectives and strategies similar to the Sub-Adviser’s portion of the Fund. The Board observed, however, that the sub-advisory fee proposed to be paid to the Sub-Adviser with respect to the Fund was lower than the fee it charged to serve as adviser to a mutual fund managed by the Sub-Adviser using its Emerging Markets Corporate Bond strategy, and was lower than the Sub-Adviser’s standard fee schedule for sub-advised accounts and separate accounts managed using its

CITY NATIONAL ROCHDALE FUNDS | PAGE 162

Emerging Markets Corporate Bond strategy. The Board and the Independent Trustees concluded that the sub-advisory fee proposed to be charged by the Sub-Adviser to the Fund was fair and reasonable.

The Board also considered the potential benefits to be received by the Sub-Adviser as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the New Sub-Advisory Agreement, including the proposed sub-advisory fee to be received by the Sub-Adviser, were fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Adviser to the Fund and its shareholders, and that it would be in the best interests of the Fund and its shareholders to approve the New Sub-Advisory Agreement with the Sub-Adviser.

CITY NATIONAL ROCHDALE FUNDS | PAGE 163

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2021 through March 31, 2022).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT each Fund’s actual return - the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 164

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.00	0.09%	$0.44
Class S	1,000.00	1,000.00	0.09%	0.45
Servicing Class	1,000.00	1,000.00	0.09%	0.46

Hypothetical 5% Return
Class N	$1,000.00	$1,024.49	0.09%	$0.44
Class S	1,000.00	1,024.48	0.09%	0.45
Servicing Class	1,000.00	1,024.47	0.09%	0.47

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class
Class N	$1,000.00	$956.50	1.01%	$4.93
Servicing Class	1,000.00	957.60	0.77%	3.76

Hypothetical 5% Return
Institutional Class
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.09	0.77%	3.88

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$956.70	1.01%	$4.93
Servicing Class	1,000.00	957.80	0.76%	3.71

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$949.40	0.87%	$4.23
Servicing Class	1,000.00	951.30	0.62%	3.02

Hypothetical 5% Return
Class N	$1,000.00	$1,020.59	0.87%	$4.38
Servicing Class	1,000.00	1,021.84	0.62%	3.13

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$937.50	1.07%	$5.17
Servicing Class	1,000.00	938.70	0.82%	3.96

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.07%	$5.39
Servicing Class	1,000.00	1,020.84	0.82%	4.13

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$948.60	0.51%	$2.48
Class N	1,000.00	946.10	1.01%	4.90

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$945.00	1.10%	$5.33

Hypothetical 5% Return
Class N	$1,000.00	$1,019.45	1.10%	$5.54

City National Rochdale Equity Income Fund
Actual Fund Return
Class N	$1,000.00	$1,128.50	1.13%	$6.00

Hypothetical 5% Return
Class N	$1,000.00	$1,019.30	1.13%	$5.69

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,019.30	0.51%	$2.57
Class N	1,000.00	1,016.80	1.01%	5.08
Servicing Class	1,000.00	1,018.30	0.76%	3.82

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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CITY NATIONAL ROCHDALE FUNDS | PAGE 168

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SA-004-1400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: June 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer (Principal Financial and
Accounting Officer and Controller)

Date: June 8, 2022